                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-5443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  March 31, 2005

DATE OF REPORTING PERIOD:  April 1, 2004 through September 30, 2004

                        Item 1. Reports to Stockholders

                      [PHOTO]       [PHOTO]       [PHOTO]


                           CALAMOS(R) FAMILY OF FUNDS

                     SEMI-ANNUAL REPORT SEPTEMBER 30, 2004

               CALAMOS Growth Fund
               CALAMOS Blue Chip Fund
               CALAMOS Value Fund
               CALAMOS Growth and Income Fund
               CALAMOS Global Growth and Income Fund
               CALAMOS High Yield Fund
               CALAMOS Convertible Fund
               CALAMOS Market Neutral Fund

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(R)

                               PRESIDENT'S LETTER


--------------------------------------------------------------------------------
PRESIDENT PHOTO
--------------------------------------------------------------------------------

Dear Shareholder:

       As we reach the halfway point of the fiscal year, we welcome the opportunity to present the CALAMOS Family of Funds' performance and financial highlights. In addition to the information you have seen in past editions of this report, we would like to draw your attention to three new items:
       - The schedule of investments, listing each Fund's individual holdings as of September 30, 2004, now uses Global Industry Classification Standards (GICS(R)). Developed jointly by Standard & Poor's and Morgan Stanley Capital International (MSCI), GICS have become an industry norm for characterizing companies' sectors and industries.
       - This report also contains a new standardized chart of the Funds' expenses. We hope that you will find it useful for assessing your own situation. Please remember that Fund performance shown in this report is net of expenses.
       - The name of the investment manager of the Funds has changed from CALAMOS ASSET MANAGEMENT, INC. to CALAMOS ADVISORS LLC. This change was made in connection with the firm's reorganization. As explained in a separate letter to shareholders, CALAMOS ADVISORS LLC will use the same personnel to service your account as did CALAMOS ASSET MANAGEMENT, INC. There is no change of control as a result of this name change, and it will not affect how the Funds are managed nor otherwise modify your relationship with us. No action on your part is required as a result of this change.
       The past six months have again reminded us of the importance of paying attention to both sides of the investment equation: risk and reward. The returns earned by all of the Funds demonstrate, in our opinion, the importance of strong risk control and an opportunistic approach to investing. We are happy to note that these results were achieved without exposing investors to what we would regard as either undue risk or excessive caution, given our generally positive outlook on the market.
       Finally, please visit our newly redesigned web site, www.calamos.com, which allows you to follow the performance of your Funds, learn more about our investment process, and discover our latest opinions on the economy and the markets, including an archive of video clips of our appearances on various broadcasts. If you have additional questions regarding your CALAMOS Mutual Fund investments, please call our client service team at 800.582.6959.

                                                    Sincerely,

                                                    /s/ John P. Calamos

                                                    John P. Calamos, Sr.
                                                    Chairman,
                                                    Chief Executive Officer and
                                                    Co-Chief Investment Officer

CALAMOS INVESTMENT TRUST
The views expressed in this report reflect those of CALAMOS Advisors LLC only, through September 30, 2004. The manager's views are subject to change at any time based on market and other conditions. This report is submitted for general information for the shareholders of the Funds.


                        Strategies for Serious Money (R)                       1

                                  GROWTH FUND
                                  PERFORMANCE

OBJECTIVE Long-term capital growth


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Growth Fund.
[LINE GRAPH]

                                                   CALAMOS GROWTH FUND                                    RUSSELL MIDCAP GROWTH
                                                     CLASS A SHARES              S&P 500 INDEX*                  INDEX**
                                                   -------------------           --------------           ---------------------
9/94                                                     9525.00                    10000.00                    10000.00
12/94                                                    9078.28                     9861.00                     9998.00
                                                         9315.22                    10927.00                    10970.80
                                                        10294.20                    11804.40                    12016.30
                                                        11740.60                    12967.10                    12970.40
12/95                                                   11575.00                    13210.90                    13751.20
                                                        12599.40                    14063.00                    14489.70
                                                        14523.40                    14589.00                    15138.80
                                                        15062.20                    15085.00                    15606.60
12/96                                                   15961.40                    15521.00                    16906.60
                                                        15002.10                    14954.50                    17361.40
                                                        18088.10                    17155.80                    20389.30
                                                        22081.90                    19555.80                    21916.40
12/97                                                   19827.30                    19018.10                    22545.40
                                                        23110.80                    21288.80                    25688.20
                                                        23536.00                    21276.00                    26541.10
                                                        19226.50                    17725.10                    23908.20
12/98                                                   25240.60                    22416.90                    28995.90
                                                        27083.20                    23183.50                    30439.90
                                                        30146.30                    25599.30                    32582.80
                                                        30248.80                    24316.80                    30552.90
12/99                                                   44846.80                    33914.60                    35096.20
                                                        60493.90                    41077.30                    35899.90
                                                        63923.90                    38033.50                    34944.90
                                                        65617.90                    38991.90                    34606.00
12/00                                                   56772.60                    29926.30                    31899.80
                                                        51907.20                    22420.80                    28119.70
                                                        55146.20                    26048.50                    29764.70
                                                        46725.40                    18807.00                    25398.20
12/01                                                   52416.50                    23896.20                    28110.70
                                                        52752.00                    23473.20                    28189.40
                                                        50409.80                    19187.00                    24414.80
                                                        44874.80                    15890.70                    20198.40
12/02                                                   44089.50                    17346.30                    21901.10
                                                        44398.10                    17342.80                    21211.20
                                                        51572.90                    20596.30                    24475.70
                                                        57039.60                    22071.00                    25124.30
12/03                                                   62755.00                    24754.80                    28181.90
                                                        66733.60                    25950.50                    28658.20
                                                        68769.00                    26223.00                    29151.10
9/04                                                    66121.00                    28606.00                    25088.00

  * The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.
 ** The Russell Midcap Growth Index measures the performance of those Russell
    Midcap companies whose average market capitalization is approximately $4.2 billion, with higher price to book ratios and higher growth values.

                                                                    Average Annual Total Return+
                                                       -------------------------------------------------------
                                                                                                10 YEARS OR
                                                                                                 (+)SINCE
                                                       1 YEAR      3 YEARS      5 YEARS          INCEPTION
                                                       -------------------------------------------------------
Class A Shares* -- Inception 9/4/90
Without Sales Charge                                   15.92%       12.27%       16.93%            21.38%
With Sales Charge                                      10.42%       10.47%       15.80%            20.79%
--------------------------------------------------------------------------------------------------------------
Class B Shares** -- Inception 9/11/00
Without Sales Charge                                   15.04%       11.43%          NA              1.77%(+)
With Sales Charge                                      10.04%       10.62%          NA              1.31%(+)
--------------------------------------------------------------------------------------------------------------
Class C Shares*** -- Inception 9/3/96
Without Sales Charge                                   15.05%       11.43%       16.45%            20.46%(+)
With Sales Charge                                      14.05%       11.43%       16.45%            20.46%(+)
--------------------------------------------------------------------------------------------------------------
Class I Shares -- Inception 9/18/97                    16.18%       12.54%       17.76%            17.87%(+)
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by CALAMOS Advisors LLC) which increased certain return figures.

  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gain distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.

  *  Sales Charge for Class A is 4.75%

 ** Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 4% CDSC for the two year period, 3% CDSC for the three and four year periods, 2% CDSC for the five year period, 1% CDSC for the six year period and 0% thereafter.

***  Assumes a 1% CDSC for the one year period and 0% thereafter.



 2                      Strategies for Serious Money (R)

                                  GROWTH FUND
                                   PORTFOLIO

                             FUND SECTOR ALLOCATION
[LINE GRAPH]

Information Technology                                                           32.1
Consumer Discretionary                                                           22.3
Health Care                                                                      19.2
Industrials                                                                       8.9
Energy                                                                            6.9
Financials                                                                        5.4
Telecommunication Services                                                        2.3
Consumer Staples                                                                  1.7
Materials                                                                         0.7
Short Term Investments                                                            0.5

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.

                             MARKET CAPITALIZATION

       -------------------------------------------------------------------
         Less than $1 bil.                                              4%
         $1-$12 bil.                                                   56%
         $12-$15 bil.                                                  22%
         Over $25 bil.                                                 18%
       -------------------------------------------------------------------



                        Strategies for Serious Money (R)                       3

                                 BLUE CHIP FUND
                                  PERFORMANCE

OBJECTIVE Long-term capital growth


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Blue Chip Fund.
[LINE GRAPH]

                                                                CALAMOS BLUE CHIP FUND CLASS
                                                                          A SHARES                        S&P 500 INDEX*
                                                                ----------------------------              --------------
12/1/03                                                                   9525.00                            10000.00
12/03                                                                     9582.15                            10524.00
                                                                          9744.09                            10717.60
                                                                          9905.84                            10866.60
                                                                          9782.02                            10702.50
                                                                          9514.97                            10534.50
                                                                          9648.18                            10678.80
                                                                          9847.89                            10886.00
                                                                          9390.95                            10525.70
                                                                          9409.73                            10567.80
9/04                                                                      9552.76                            10681.90

* The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

                                                                 Total Return+
                                                                ---------------
                                                                SINCE INCEPTION
BLUE CHIP FUND                                                  ---------------
Class A Shares* -- Inception 12/1/03
Without Sales Charge                                                 0.30%
With Sales Charge                                                   -4.48%
-------------------------------------------------------------------------------
Class B Shares** -- Inception 12/1/03
Without Sales Charge                                                -0.30%
With Sales Charge                                                   -5.29%
-------------------------------------------------------------------------------
Class C Shares*** -- Inception 12/1/03
Without Sales Charge                                                -0.30%
With Sales Charge                                                   -1.30%
-------------------------------------------------------------------------------
Class I Shares -- Inception 12/1/03                                  0.50%
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  + Total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gain distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.

  *  Sales Charge for Class A is 4.75%

 ** Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 4% CDSC for the two year period, 3% CDSC for the three and four year periods, 2% CDSC for the five year period, 1% CDSC for the six year period and 0% thereafter.

***  Assumes a 1% CDSC for the one period and 0% thereafter.



 4                      Strategies for Serious Money (R)

                                 BLUE CHIP FUND
                                   PORTFOLIO

                             FUND SECTOR ALLOCATION
[LINE GRAPH]

Financials                                                                       17.1
Consumer Staples                                                                 13.7
Industrials                                                                      13.3
Information Technology                                                             13
Consumer Discretionary                                                             13
Health Care                                                                      11.8
Energy                                                                            7.7
Telecommunication Services                                                        3.8
Short Term Investments                                                            3.6
Materials                                                                         2.2
Utilities                                                                         0.8

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.

                             MARKET CAPITALIZATION

       -------------------------------------------------------------------
         Less than $1 bil.                                              0%
         $1-$12 bil.                                                   23%
         $12-$15 bil.                                                  19%
         Over $25 bil.                                                 58%
       -------------------------------------------------------------------



                        Strategies for Serious Money (R)                       5

                                   VALUE FUND
                                  PERFORMANCE

OBJECTIVE Long-term capital growth


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Value Fund.
[LINE GRAPH]

                                                   CALAMOS VALUE FUND                                     RUSSELL MIDCAP VALUE
                                                     CLASS A SHARES         RUSSELL 1000 VALUE INDEX*            INDEX**
                                                   ------------------       -------------------------     --------------------
1/2/02                                                   9525.00                    10000.00                    10000.00
                                                         9420.62                    10409.00                    10789.20
                                                         8696.44                     9522.35                    10285.30
                                                         7200.65                     7734.70                     8438.01
12/02                                                    7743.88                     8447.96                     9034.57
                                                         7334.64                     8037.06                     8667.87
                                                         8887.07                     9425.57                    10218.40
                                                         9115.61                     9620.03                    10825.10
12/03                                                   10325.00                    10985.00                    12473.20
                                                        10734.80                    11317.10                    13139.70
                                                        10954.70                    11416.80                    13366.80
9/04                                                    10526.30                    11592.60                    13598.40

  * The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
 ** The Russell Midcap(TM) Value Index measures the performance of those Russell
    Midcap companies with lower price-to-book ratios and lower forecasted growth values.
*** Index start date is 1/1/02.

                                                                Average Annual Total Return+
                                                                -----------------------------
                                                                1 YEAR       SINCE INCEPTION
                                                                -----------------------------
Class A Shares* -- Inception 1/2/02
Without Sales Charge                                            15.46%            3.70%
With Sales Charge                                                9.95%            1.88%
---------------------------------------------------------------------------------------------
Class B Shares** -- Inception 1/2/02
Without Sales Charge                                            14.60%            2.94%
With Sales Charge                                                9.60%            1.90%
---------------------------------------------------------------------------------------------
Class C Shares*** -- Inception 1/2/02
Without Sales Charge                                            14.50%            2.91%
With Sales Charge                                               13.50%            2.91%
---------------------------------------------------------------------------------------------
Class I Shares -- Inception 3/1/02                              15.71%            4.89%
---------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gain distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.

  *  Sales Charge for Class A is 4.75%

 ** Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 4% CDSC for the two year period, 3% CDSC for the three and four year periods, 2% CDSC for the five year period, 1% CDSC for the six year period and 0% thereafter.

***  Assumes a 1% CDSC for the one period and 0% thereafter.



 6                      Strategies for Serious Money (R)

                                   VALUE FUND
                                   PORTFOLIO

                             FUND SECTOR ALLOCATION
[LINE GRAPH]

Consumer Discretionary                                                           23.4
Financials                                                                       14.5
Industrials                                                                        13
Consumer Staples                                                                 12.3
Information Technology                                                           11.7
Health Care                                                                      10.8
Short Term Investments                                                              5
Utilities                                                                         4.2
Materials                                                                         4.1
Telecommunication Services                                                          1

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.

                             MARKET CAPITALIZATION

       -------------------------------------------------------------------
         Less than $1 bil.                                              4%
         $1-$12 bil.                                                   28%
         $12-$15 bil.                                                  23%
         Over $25 bil.                                                 45%
       -------------------------------------------------------------------



                        Strategies for Serious Money (R)                       7

                              GROWTH & INCOME FUND
                                  PERFORMANCE

OBJECTIVE High long-term total return through growth and current income


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Growth and Income Fund.
[LINE GRAPH]

                                                   CALAMOS GROWTH AND
                                                   INCOME FUND CLASS A                                   VALUE LINE CONVERTIBLE
                                                         SHARES                  S&P 500 INDEX*                  INDEX**
                                                   -------------------           --------------          ----------------------
9/94                                                     9525.00                    10000.00                    10000.00
12/94                                                    9426.89                     9998.00                     9566.00
                                                         9755.89                    10970.80                    10163.90
                                                        10586.10                    12016.30                    11129.40
                                                        11473.20                    12970.40                    11990.90
12/95                                                   12173.10                    13751.20                    12157.50
                                                        12975.30                    14489.70                    12838.40
                                                        13442.40                    15138.80                    13291.50
                                                        13652.10                    15606.60                    13634.50
12/96                                                   14513.60                    16906.60                    14144.40
                                                        14652.90                    17361.40                    14335.40
                                                        16447.90                    20389.30                    15487.90
                                                        17877.20                    21916.40                    17092.50
12/97                                                   17898.70                    22545.40                    16697.60
                                                        20180.70                    25688.30                    18113.60
                                                        20487.50                    26541.10                    17539.40
                                                        18492.00                    23908.20                    15245.20
12/98                                                   21051.30                    28995.90                    15810.80
                                                        21573.40                    30439.90                    15957.90
                                                        23711.30                    32582.80                    17309.50
                                                        23962.60                    30552.90                    17134.70
12/99                                                   32196.20                    35096.20                    18894.40
                                                        34469.20                    35899.90                    20198.10
                                                        33555.80                    34944.90                    19095.30
                                                        36206.70                    34606.00                    19181.20
12/00                                                   34403.60                    31899.80                    16948.50
                                                        32115.80                    28119.70                    16584.10
                                                        33442.10                    29764.70                    17968.90
                                                        31097.90                    25398.20                    16265.50
12/01                                                   33588.80                    28110.70                    17382.90
                                                        34210.20                    28189.40                    17522.00
                                                        33303.60                    24414.80                    16270.90
                                                        30619.30                    20198.40                    15104.30
12/02                                                   32208.50                    21901.10                    16510.50
                                                        32546.70                    21211.30                    17276.60
                                                        36367.70                    24475.70                    19132.10
                                                        37393.20                    25124.30                    19105.30
12/03                                                   41083.90                    28181.90                    20509.50
                                                        42546.50                    28658.20                    21610.90
                                                        41819.00                    29151.10                    22142.50
9/04                                                    41313.00                    28605.90                    21974.20

  * The S&P 500 is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.
 ** The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.

                                                                    Average Annual Total Return+
                                                       -------------------------------------------------------
                                                                                                10 YEARS OR
                                                                                                 (+)SINCE
                                                       1 YEAR      3 YEARS      5 YEARS          INCEPTION
                                                       -------------------------------------------------------
Class A Shares* -- Inception 9/22/88
Without Sales Charge                                   10.48%        9.94%       11.51%           15.81%
With Sales Charge                                       5.24%        8.17%       10.44%           15.25%
--------------------------------------------------------------------------------------------------------------
Class B Shares** -- Inception 9/11/00
Without Sales Charge                                    9.68%        9.12%          NA           5.90%(+)
With Sales Charge                                       4.68%        8.27%          NA           5.49%(+)
--------------------------------------------------------------------------------------------------------------
Class C Shares*** -- Inception 8/5/96
Without Sales Charge                                    9.66%        9.11%       11.07%         14.57%(+)
With Sales Charge                                       8.66%        9.11%       11.07%         14.57%(+)
--------------------------------------------------------------------------------------------------------------
Class I Shares -- Inception 9/18/97                    10.80%       10.19%       11.83%         13.21%(+)
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by CALAMOS Advisors LLC) which increased certain return figures.
  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gain distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.

  *  Sales Charge for Class A is 4.75%

 ** Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 4% CDSC for the two year period, 3% CDSC for the three and four year periods, 2% CDSC for the five year period, 1% CDSC for the six year period and 0% thereafter.

***  Assumes a 1% CDSC for the one period and 0% thereafter.



 8                      Strategies for Serious Money (R)

                              GROWTH & INCOME FUND
                                   PORTFOLIO

                             FUND SECTOR ALLOCATION
[LINE GRAPH]

Consumer Discretionary                                                           28.1
Information Technology                                                           13.8
Health Care                                                                      13.8
Financials                                                                       13.4
Industrials                                                                      10.3
Materials                                                                         5.7
Energy                                                                            5.6
Consumer Staples                                                                  3.5
Short Term Investments                                                            2.8
Utilities                                                                         2.3
Telecommunication Services                                                        0.7

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.

                           PORTFOLIO ASSET ALLOCATION

       -------------------------------------------------------------------
         Corporate                                                      2%
         Convertible                                                   44%
         Convertible Preferred                                         11%
         Common Stocks                                                 40%
         Short Term                                                     3%
       -------------------------------------------------------------------

Portfolio asset allocation is based on total investments (excluding security lending collateral) and may vary over time.



                        Strategies for Serious Money (R)                       9

                               GLOBAL GROWTH AND
                                  INCOME FUND
                                  PERFORMANCE

OBJECTIVE High long-term total return through capital appreciation and current income


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Global Growth and Income Fund.
[LINE GRAPH]

                                                                 CALAMOS GLOBAL GROWTH AND
                                                                 INCOME FUND CLASS A SHARES             MSCI WORLD INDEX*
                                                                 --------------------------             -----------------
9/9/96                                                                     9525.00                           10000.00
                                                                           9601.20                           10393.00
12/96                                                                     10064.00                           10881.40
                                                                          10312.60                           10924.60
                                                                          11656.10                           12581.70
                                                                          12305.70                           12954.50
12/97                                                                     11910.60                           12647.80
                                                                          13439.90                           14472.10
                                                                          13914.30                           14779.10
                                                                          12257.20                           13020.30
12/98                                                                     13588.60                           15783.50
                                                                          14122.70                           16359.70
                                                                          15084.00                           17155.50
                                                                          15127.10                           16914.40
12/99                                                                     20004.60                           19783.30
                                                                          20158.20                           19998.20
                                                                          20000.60                           19302.70
                                                                          19989.10                           18346.90
12/00                                                                     18833.00                           17225.30
                                                                          17880.60                           15024.40
                                                                          18012.80                           15441.70
                                                                          16757.20                           13232.70
12/01                                                                     17515.80                           14379.40
                                                                          17975.60                           14468.10
                                                                          17383.50                           13141.80
                                                                          15969.30                           10736.30
12/02                                                                     16572.70                           11567.50
                                                                          16415.20                           10996.60
                                                                          18326.10                           12892.80
                                                                          18719.30                           13528.60
12/03                                                                     20317.80                           15472.70
                                                                          21076.90                           15894.60
                                                                          21078.00                           16059.60
9/04                                                                      20869.10                           15913.70

 * The MSCI World Index is an unmanaged equity index that is an arithmetic, market value-weighted average of the performance of over 1,460 securities listed on stock exchanges from around the world. Source: Lipper Analytical Services.
** Index start date is 9/1/96.

                                                                 Average Annual Total Return+
                                                     -----------------------------------------------------
                                                     1 YEAR      3 YEARS      5 YEARS      SINCE INCEPTION
                                                     -----------------------------------------------------
Class A Shares* -- Inception 9/9/96
Without Sales Charge                                 11.48%        7.58%        6.64%          10.19%
With Sales Charge                                     6.13%        5.85%        5.61%           9.53%
----------------------------------------------------------------------------------------------------------
Class B Shares** -- Inception 9/11/00
Without Sales Charge                                 10.64%        6.81%          NA            2.01%
With Sales Charge                                     5.64%        5.92%          NA            1.58%
----------------------------------------------------------------------------------------------------------
Class C Shares*** -- Inception 9/24/96
Without Sales Charge                                 10.67%        6.76%        6.23%           9.77%
With Sales Charge                                     9.67%        6.76%        6.23%           9.77%
----------------------------------------------------------------------------------------------------------
Class I Shares -- Inception 9/18/97                  11.75%        7.96%        6.87%           8.30%
----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by CALAMOS Advisors LLC) which increased certain return figures.
  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gain distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.
  *  Sales Charge for Class A is 4.75%

 ** Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 4% CDSC for the two year period, 3% CDSC for the three and four year periods, 2% CDSC for the five year period, 1% CDSC for the six year period and 0% thereafter.

***  Assumes a 1% CDSC for the one period and 0% thereafter.



 10                     Strategies for Serious Money (R)

                               GLOBAL GROWTH AND
                                  INCOME FUND
                                   PORTFOLIO

                             FUND SECTOR ALLOCATION
[LINE GRAPH]

Consumer Discretionary                                                           32.8
Health Care                                                                      14.3
Information Technology                                                           13.7
Industrials                                                                      10.9
Materials                                                                         7.8
Energy                                                                            5.5
Consumer Staples                                                                  5.2
Financials                                                                        4.6
Short Term Investments                                                            3.4
Utilities                                                                         1.5
Telecommunication Services                                                        0.3

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.

                               COUNTRY ALLOCATION

       -------------------------------------------------------------------
         United States                                                 29%
         Japan                                                         17%
         Switzerland                                                   10%
         United Kingdom                                                10%
         Germany                                                        7%
         Austria                                                        3%
         Denmark                                                        3%
         Bermuda                                                        3%
         Spain                                                          2%
         Other Combined                                                16%
       -------------------------------------------------------------------



                        Strategies for Serious Money (R)                      11

                                HIGH YIELD FUND
                                  PERFORMANCE

OBJECTIVE Highest level of current income obtainable with reasonable risk, with a secondary objective of capital gain where consistent with the Fund's primary objective


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS High Yield Fund.
[LINE GRAPH]

                                                   CALAMOS HIGH YIELD                                   MERRILL LYNCH HIGH YIELD
                                                   FUND CLASS A SHARES       CSFB HIGH YIELD INDEX*          MASTER INDEX**
                                                   -------------------       ----------------------     ------------------------
8/99                                                     9525.00                    10000.00                    10000.00
                                                         9486.90                     9910.91                     9902.00
                                                         9524.85                     9834.58                     9860.41
12/99                                                    9488.50                    10039.50                     9965.53
                                                         9384.03                     9910.41                     9785.69
                                                         9588.01                     9955.45                     9846.49
                                                         9811.42                    10023.30                     9980.15
12/00                                                    9598.27                     9516.49                     9588.15
                                                        10054.10                     9986.25                    10183.90
                                                        10355.50                     9924.18                    10054.80
                                                         9949.42                     9529.77                     9648.85
12/01                                                   10576.70                    10068.80                    10182.50
                                                        10957.30                    10322.10                    10382.60
                                                        10660.90                    10084.90                     9744.84
                                                         9817.81                     9801.07                     9437.47
12/02                                                   10626.50                    10381.20                    10067.50
                                                        11233.50                    11097.90                    10762.80
                                                        12305.00                    12179.10                    11804.10
                                                        12490.90                    12549.70                    12102.50
12/03                                                   13260.10                    13281.50                    12810.30
                                                        13578.80                    13636.70                    13095.90
                                                        13409.00                    13611.10                    12980.40
9/04                                                    13932.80                    14222.70                    13582.60

 * The CSFB High Yield Index is an unmanaged index of high yield debt securities.
** Merrill Lynch High Yield Master Index measures the return of below-investment-grade U.S. bonds with a par value of no less than $10 million and a term to maturity of at least one year. Source: Lipper Analytical Services.

                                                                Average Annual Total Return+
                                                    -----------------------------------------------------
                                                    1 YEAR      3 YEARS      5 YEARS      SINCE INCEPTION
                                                    -----------------------------------------------------
Class A Shares* -- Inception 8/1/99
Without Sales Charge                                11.53%       11.87%        7.90%           7.64%
With Sales Charge                                    6.20%       10.06%        6.85%           6.63%
---------------------------------------------------------------------------------------------------------
Class B Shares** -- Inception 12/21/00
Without Sales Charge                                10.66%       11.07%          NA           10.41%
With Sales Charge                                    5.66%       10.26%          NA            9.80%
---------------------------------------------------------------------------------------------------------
Class C Shares*** -- Inception 12/21/00
Without Sales Charge                                10.62%       11.01%          NA           10.39%
With Sales Charge                                    9.62%       11.01%          NA           10.39%
---------------------------------------------------------------------------------------------------------
Class I Shares -- Inception 3/1/02                  11.71%          NA           NA           11.11%
---------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by CALAMOS Advisors LLC) which increased certain return figures.

  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gain distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.

  *  Sales Charge for Class A is 4.75%

 ** Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 4% CDSC for the two year period, 3% CDSC for the three and four year periods, 2% CDSC for the five year period, 1% CDSC for the six year period and 0% thereafter.
***  Assumes a 1% CDSC for the one period and 0% thereafter.



 12                     Strategies for Serious Money (R)

                                HIGH YIELD FUND
                                   PORTFOLIO

                             FUND SECTOR ALLOCATION
[LINE GRAPH]

Consumer Discretionary                                                             24
Industrials                                                                      14.4
Materials                                                                        13.6
Consumer Staples                                                                 11.8
Energy                                                                            9.2
Financials                                                                        7.5
Health Care                                                                       6.3
Information Technology                                                            6.3
Utilities                                                                         2.8
Telecommunication Services                                                        2.2
Short Term Investments                                                            1.9

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.

                               QUALITY ALLOCATION

       -------------------------------------------------------------------
         Investment Grade                                              15%
         Below Investment Grade                                        84%
         Unrated Securities                                             1%
       -------------------------------------------------------------------

Average credit quality percentage shown reflects the higher of the ratings of Standard & Poor's Corporation or Moody's Investors Service, Inc. Ratings are relative, subjective and not absolute standards of quality. Excludes equity securities and cash.



                        Strategies for Serious Money (R)                      13

                                CONVERTIBLE FUND
                                  PERFORMANCE

OBJECTIVE Current income with growth as its secondary objective


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Convertible Fund.
[LINE GRAPH]

                                                                  CALAMOS CONVERTIBLE FUND
                                                                       CLASS A SHARES             VALUE LINE CONVERTIBLE INDEX*
                                                                  ------------------------        -----------------------------
9/94                                                                      9525.00                            10000.00
12/94                                                                     9219.25                             9566.00
                                                                          9742.90                            10163.90
                                                                         10716.20                            11129.40
                                                                         11420.30                            11990.90
12/95                                                                    11917.00                            12157.50
                                                                         12545.10                            12838.40
                                                                         12827.30                            13291.50
                                                                         12900.50                            13634.50
12/96                                                                    13906.70                            14144.40
                                                                         14196.00                            14335.40
                                                                         15682.30                            15487.90
                                                                         16693.80                            17092.50
12/97                                                                    16800.60                            16697.60
                                                                         18621.80                            18113.60
                                                                         18847.10                            17539.40
                                                                         16860.70                            15245.20
12/98                                                                    18755.80                            15810.80
                                                                         19211.60                            15957.90
                                                                         20322.00                            17309.50
                                                                         20175.70                            17134.70
12/99                                                                    25342.60                            18894.40
                                                                         26536.30                            20198.10
                                                                         25912.70                            19095.30
                                                                         27861.30                            19181.20
12/00                                                                    27181.50                            16948.50
                                                                         25678.40                            16584.10
                                                                         26266.40                            17968.90
                                                                         24330.60                            16265.50
12/01                                                                    26016.70                            17382.90
                                                                         26591.60                            17522.00
                                                                         25926.80                            16270.90
                                                                         23559.70                            15104.30
12/02                                                                    24829.60                            16510.50
                                                                         24561.40                            17276.60
                                                                         27467.00                            19132.10
                                                                         28126.30                            19105.30
12/03                                                                    31040.10                            20509.50
                                                                         32707.00                            21610.90
                                                                         32209.80                            22142.50
9/04                                                                     31411.00                            21974.20

  * The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Source: Frank Russell Company.

                                                                     Average Annual Total Return+
                                                        -------------------------------------------------------
                                                                                                 10 YEARS OR
                                                                                                  (+)SINCE
                                                        1 YEAR      3 YEARS      5 YEARS          INCEPTION
                                                        -------------------------------------------------------
Class A Shares* -- Inception 6/21/85
Without Sales Charge                                    11.68%        8.89%        9.26%           12.67%
With Sales Charge                                        6.37%        7.14%        8.20%           12.13%
---------------------------------------------------------------------------------------------------------------
Class B Shares** -- Inception 9/11/00
Without Sales Charge                                    10.87%        8.07%          NA           5.72%(+)
With Sales Charge                                        5.87%        7.21%          NA           5.30%(+)
---------------------------------------------------------------------------------------------------------------
Class C Shares*** -- Inception 7/5/96
Without Sales Charge                                    10.88%        8.08%        8.62%         11.01%(+)
With Sales Charge                                        9.88%        8.08%        8.62%         11.01%(+)
---------------------------------------------------------------------------------------------------------------
Class I Shares -- Inception 6/25/97                     12.03%        9.16%        9.53%         10.34%(+)
---------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by CALAMOS Advisors LLC) which increased certain return figures.

  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gain distributions.

  *  Sales Charge for Class A is 4.75%

 ** Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 4% CDSC for the two year period, 3% CDSC for the three and four year periods, 2% CDSC for the five year period, 1% CDSC for the six year period and 0% thereafter.

***  Assumes a 1% CDSC for the one period and 0% thereafter.



 14                     Strategies for Serious Money (R)

                                CONVERTIBLE FUND
                                   PORTFOLIO

                             FUND SECTOR ALLOCATION
[LINE GRAPH]

Consumer Discretionary                                                           26.8
Financials                                                                       20.1
Industrials                                                                      13.4
Information Technology                                                           12.1
Health Care                                                                        11
Energy                                                                            6.7
Consumer Staples                                                                  4.8
Materials                                                                           4
Utilities                                                                         0.8
Short Term Investments                                                            0.3

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.

                               QUALITY ALLOCATION

       -------------------------------------------------------------------
         Investment Grade                                              55%
         Below Investment Grade                                        31%
         Unrated Securities                                            14%
       -------------------------------------------------------------------

Average credit quality percentage shown reflects the higher of the ratings of Standard & Poor's Corporation or Moody's Investors Service, Inc. Ratings are relative, subjective and not absolute standards of quality. Excludes equity securities and cash.



                        Strategies for Serious Money (R)                      15

                              MARKET NEUTRAL FUND
                                  PERFORMANCE

OBJECTIVE High current income consistent with stability of principal


--------------------------------------------------------------------------------
[LEGEND]
--------------------------------------------------------------------------------

GROWTH OF $10,000 -- Based on a hypothetical investment made in the CALAMOS Market Neutral Fund.
[LINE GRAPH]

                                                     CALAMOS MARKET                                          LEHMAN BROTHERS
                                                  NEUTRAL FUND CLASS A      CITIGROUP 30-DAY TREASURY     GOVERNMENT/CORPORATE
                                                         SHARES                    BILL INDEX*                BOND INDEX**
                                                  --------------------      -------------------------     --------------------
9/94                                                     9525.00                    10000.00                    10000.00
12/94                                                    9275.45                    10109.80                    10037.00
                                                         9585.24                    10230.80                    10536.80
                                                        10096.10                    10374.30                    11220.70
                                                        10373.80                    10513.90                    11435.00
12/95                                                   10616.50                    10652.70                    11967.90
                                                        10889.40                    10773.80                    11687.80
                                                        11056.00                    10908.50                    11742.80
                                                        11236.20                    11042.50                    11949.40
12/96                                                   11483.40                    11180.40                    12315.10
                                                        11697.00                    11313.30                    12209.20
                                                        12216.30                    11447.80                    12653.60
                                                        12944.40                    11583.60                    13096.50
12/97                                                   13092.00                    11725.90                    13516.90
                                                        13539.70                    11863.50                    13722.30
                                                        13847.10                    12004.90                    14081.80
                                                        13560.50                    12147.70                    14778.90
12/98                                                   14406.60                    12259.80                    14798.10
                                                        14716.40                    12386.50                    14620.50
                                                        15137.20                    12525.50                    14459.70
                                                        15314.40                    12663.10                    14537.80
12/99                                                   16378.70                    12803.60                    14478.20
                                                        17243.50                    12968.20                    14867.60
                                                        17850.50                    13139.60                    15083.20
                                                        18280.70                    13330.00                    15516.10
12/00                                                   18068.60                    13526.50                    16194.20
                                                        18713.70                    13696.70                    16712.40
                                                        19168.40                    13828.90                    16762.50
                                                        19118.60                    13951.00                    17560.40
12/01                                                   19602.30                    14025.40                    17570.90
                                                        19800.20                    14084.30                    17488.40
                                                        20087.30                    14145.30                    18144.20
                                                        20201.80                    14205.80                    19178.40
12/02                                                   20896.80                    14257.30                    19510.20
                                                        21206.10                    14298.30                    19832.10
                                                        21852.80                    14339.00                    20532.20
                                                        21953.40                    14370.90                    20427.50
12/03                                                   22851.30                    14403.50                    20421.30
                                                        23349.40                    14435.20                    21050.30
                                                        22775.00                    14467.40                    20383.00
9/04                                                    23162.20                    14513.70                    21108.60

 * The Citigroup 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Source: Lipper Analytical Services.
** The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate and long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market. Source: Lipper Analytical Services.

                                                                     Average Annual Total Return+
                                                        -------------------------------------------------------
                                                                                                 10 YEARS OR
                                                                                                  (+)SINCE
                                                        1 YEAR      3 YEARS      5 YEARS          INCEPTION
                                                        -------------------------------------------------------
Class A Shares* -- Inception 9/4/90
Without Sales Charge                                    5.51%         6.61%        8.63%            9.29%
With Sales Charge                                       0.51%         4.89%        7.57%            8.77%
---------------------------------------------------------------------------------------------------------------
Class B Shares** -- Inception 9/11/00
Without Sales Charge                                    4.66%         5.80%          NA           6.29%(+)
With Sales Charge                                       -0.21%        4.90%          NA           5.88%(+)
---------------------------------------------------------------------------------------------------------------
Class C Shares*** -- Inception 2/16/00
Without Sales Charge                                    4.72%         5.81%          NA           6.62%(+)
With Sales Charge                                       3.75%         5.81%          NA           6.62%(+)
---------------------------------------------------------------------------------------------------------------
Class I Shares -- Inception 5/10/00                     5.76%         6.86%          NA           7.30%(+)
---------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance shown includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain classes of shares of the Fund (and a corresponding capital contribution by CALAMOS Advisors LLC) which increased certain return figures.

  + Average annual total return measures net investment income and capital gain or loss as an annualized average assuming reinvestment of dividends and capital gain distributions. Performance shown reflects the effects of an expense reimbursement, which improved results.

  *  Sales Charge for Class A is 4.75%

 ** Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 4% CDSC for the two year period, 3% CDSC for the three and four year periods, 2% CDSC for the five year period, 1% CDSC for the six year period and 0% thereafter.

***  Assumes a 1% CDSC for the one period and 0% thereafter.



 16                     Strategies for Serious Money (R)

                              MARKET NEUTRAL FUND
                                   PORTFOLIO

                             FUND SECTOR ALLOCATION
[LINE GRAPH]

Consumer Discretionary                                                           30.2
Industrials                                                                        19
Information Technology                                                           13.3
Financials                                                                       11.4
Health Care                                                                      10.7
Energy                                                                            5.7
Materials                                                                         3.8
Consumer Staples                                                                  2.9
Telecommunication Services                                                        2.1
Short Term Investments                                                            0.9

Sector allocations are based on total investments.

                               QUALITY ALLOCATION

       -------------------------------------------------------------------
         Investment Grade                                              18%
         Below Investment Grade                                        58%
         Unrated Securities                                            24%
       -------------------------------------------------------------------

Average credit quality percentage shown reflects the higher of the ratings of Standard & Poor's Corporation or Moody's Investors Service, Inc. Ratings are relative, subjective and not absolute standards of quality. Excludes equity securities and cash.



                        Strategies for Serious Money (R)                      17

                                EXPENSE OVERVIEW

       As a shareholder of a mutual fund, you incur two types of costs. You incur (1) transaction costs, including sales charges, or loads, on purchase payments, reinvested dividends or other distributions and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other fund expenses. The example in this report is based on an investment of $1,000 made at the beginning of the period and held for the entire period. It will help you understand the costs associated with investing in each mutual fund.
       There are two parts of each Fund's chart:
       ACTUAL--In this part of the chart, you'll see the actual expenses you would have paid on a $1,000 investment made at the beginning of the period and held for the entire period in each fund from April 1, 2004 to September 30, 2004, the period covered by this report. This chart also shows the actual returns, after expenses, you would have earned during that time. This chart can help you estimate your own expenses. For example, if you invested $8,600 in class A shares of the fund, simply divide $8,600 by $1,000, then multiply that result by the figure in the "Actual Expenses per $1,000" row. (In this example, you would multiply 8.6 times the figure.)
       HYPOTHETICAL--In this part of the chart, you'll see the hypothetical expenses you would have paid on a $1,000 investment from April 1, 2004 to September 30, 2004, and the hypothetical returns, after expenses, you would have earned during that time. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the 5% annual return before expenses, which is what you'll see in the chart. Note that this chart will not help you determine your own expenses, but will help you compare expenses of the fund you own to the expenses of another fund since the information for that fund should be calculated using the same assumptions.



 18                     Strategies for Serious Money (R)

THE ACTUAL AND HYPOTHETICAL EXAMPLES ASSUME A $1,000 INVESTMENT AT THE BEGINNING
OF THE PERIOD, APRIL 1, 2004, AND HELD THROUGH SEPTEMBER 30, 2004.
                                                              CLASS A     CLASS B     CLASS C     CLASS I
                                                              SHARES      SHARES      SHARES      SHARES
CALAMOS GROWTH FUND
----------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                                  $    6.34   $   10.06   $   10.06   $    5.09
Ending Value                                                 $  990.80   $  987.10   $  987.20   $  991.90
----------------------------------------------------------------------------------------------------------
Hypothetical Expenses per $1,000*                            $    6.43   $   10.20   $   10.20   $    5.16
Ending Value                                                 $1,018.70   $1,014.94   $1,014.94   $1,019.95
----------------------------------------------------------------------------------------------------------
Annualized Expense Ratio                                         1.27%       2.02%       2.02%       1.02%
----------------------------------------------------------------------------------------------------------
CALAMOS BLUE CHIP FUND(+)
----------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                                  $    8.67   $   12.36   $   12.36   $    7.44
Ending Value                                                 $  976.60   $  972.70   $  972.70   $  977.60
----------------------------------------------------------------------------------------------------------
Hypothetical Expenses per $1,000*                            $    8.85   $   12.61   $   12.61   $    7.59
Ending Value                                                 $1,016.29   $1,012.53   $1,012.53   $1,017.55
----------------------------------------------------------------------------------------------------------
Annualized Expense Ratio                                         1.75%       2.50%       2.50%       1.50%
----------------------------------------------------------------------------------------------------------
CALAMOS VALUE FUND
----------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                                  $    8.34   $   12.05   $   12.04   $    7.10
Ending Value                                                 $  980.50   $  977.40   $  976.50   $  981.50
----------------------------------------------------------------------------------------------------------
Hypothetical Expenses per $1,000*                            $    8.49   $   12.26   $   12.26   $    7.23
Ending Value                                                 $1,016.65   $1,012.89   $1,012.89   $1,017.90
----------------------------------------------------------------------------------------------------------
Annualized Expense Ratio                                         1.68%       2.43%       2.43%       1.43%
----------------------------------------------------------------------------------------------------------
CALAMOS GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                                  $    5.48   $    9.17   $    9.17   $    4.25
Ending Value                                                 $  971.00   $  967.30   $  967.00   $  972.30
----------------------------------------------------------------------------------------------------------
Hypothetical Expenses per $1,000*                            $    5.62   $    9.40   $    9.40   $    4.36
Ending Value                                                 $1,019.50   $1,015.74   $1,015.74   $1,020.76
----------------------------------------------------------------------------------------------------------
Annualized Expense Ratio                                         1.11%       1.86%       1.86%       0.86%
----------------------------------------------------------------------------------------------------------
CALAMOS GLOBAL GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                                  $    7.73   $   11.46   $   11.46   $    6.49
Ending Value                                                 $  990.00   $  987.00   $  987.50   $  992.50
----------------------------------------------------------------------------------------------------------
Hypothetical Expenses per $1,000*                            $    7.84   $   11.61   $   11.61   $    6.58
Ending Value                                                 $1,017.30   $1,013.54   $1,013.54   $1,018.55
----------------------------------------------------------------------------------------------------------
Annualized Expense Ratio                                         1.55%       2.30%       2.30%       1.30%
----------------------------------------------------------------------------------------------------------
CALAMOS HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                                  $    6.50   $   10.29   $   10.29   $    5.23
Ending Value                                                 $1,026.00   $1,021.60   $1,021.80   $1,027.30
----------------------------------------------------------------------------------------------------------
Hypothetical Expenses per $1,000*                            $    6.48   $   10.25   $   10.25   $    5.22
Ending Value                                                 $1,018.65   $1,014.89   $1,014.89   $1,019.90
----------------------------------------------------------------------------------------------------------
Annualized Expense Ratio                                         1.28%       2.03%       2.03%       1.03%
----------------------------------------------------------------------------------------------------------
CALAMOS CONVERTIBLE FUND
----------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                                  $    5.55   $    9.22   $    9.22   $    4.33
Ending Value                                                 $  960.40   $  956.90   $  956.80   $  961.90
----------------------------------------------------------------------------------------------------------
Hypothetical Expenses per $1,000*                            $    5.72   $    9.50   $    9.50   $    4.46
Ending Value                                                 $1,019.40   $1,015.64   $1,015.64   $1,020.66
----------------------------------------------------------------------------------------------------------
Annualized Expense Ratio                                         1.13%       1.88%       1.88%       0.88%
----------------------------------------------------------------------------------------------------------
CALAMOS MARKET NEUTRAL FUND
----------------------------------------------------------------------------------------------------------
Actual Expenses per $1,000*                                  $    6.64   $   10.37   $   10.37   $    5.40
Ending Value                                                 $  992.00   $  988.40   $  988.20   $  993.20
----------------------------------------------------------------------------------------------------------
Hypothetical Expenses per $1,000*                            $    6.73   $   10.50   $   10.50   $    5.47
Ending Value                                                 $1,018.40   $1,014.64   $1,014.64   $1,019.65
----------------------------------------------------------------------------------------------------------
Annualized Expense Ratio                                         1.33%       2.08%       2.08%       1.08%
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365.
+ CALAMOS Advisors LLC has contractually agreed to waive fees and/or reimburse fund expenses through August 31, 2005 so that the Total Annual Operating Expenses are limited to 1.75% for Class A shares, 2.50% for Class B and Class C shares, and 1.50% for Class I shares.


                        Strategies for Serious Money (R)                      19

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
COMMON STOCKS (99.7%)
                     CONSUMER DISCRETIONARY (22.4%)
     1,200,000       Advance Auto Parts,
                     Inc.(a)(f)                   $    41,280,000
     1,200,000       Aeropostale, Inc.(a)(f)           31,440,000
     7,685,000       Amazon.com, Inc.(a)(f)           314,009,100
     1,500,000       American Eagle Outfitters,
                     Inc.(f)                           55,275,000
       400,000       Autoliv, Inc.(f)                  16,160,000
       600,000       Black & Decker Corp.(f)           46,464,000
     1,350,000       Brunswick Corp.                   61,776,000
       700,000       Centex Corp.(f)                   35,322,000
     1,350,000       Coach, Inc.(a)                    57,267,000
     3,375,000       D. R. Horton, Inc.(f)            111,746,250
     2,950,000       eBay, Inc.(a)(f)                 271,223,000
       336,200       Electronics Boutique
                     Holdings Corp.(a)(f)              11,464,420
       650,000       Finish Line, Inc.                 20,098,000
     1,500,000       Foot Locker, Inc.                 35,550,000
     1,400,000       Fortune Brands, Inc.(f)          103,726,000
       990,000       Fossil, Inc.(a)(f)                30,630,600
       950,000       Furniture Brands
                     International, Inc.(f)            23,826,000
     1,300,000       Garmin, Ltd.(f)                   56,225,000
       500,000       Guess?, Inc.(a)(f)                 8,905,000
       650,000       Guitar Center, Inc.(a)(f)         28,145,000
       400,000       Harman International
                     Industries, Inc.(f)               43,100,000
     3,240,000       International Game
                     Technology(f)                    116,478,000
       200,000       International Speedway
                     Corp.(f)                           9,980,000
       400,000       Landry's Restaurants, Inc.        10,916,000
       390,000       Lone Star Steakhouse &
                     Saloon, Inc.                      10,073,700
       650,000       Marriott International,
                     Inc.(f)                           33,774,000
     1,750,000       Marvel Enterprises,
                     Inc.(a)(f)                        25,480,000
     3,100,000       McDonald's Corp.                  86,893,000
     1,612,400       Nordstrom, Inc.(f)                61,658,176
       950,000       Penn National Gaming,
                     Inc.(a)(f)                        38,380,000
       805,000       Petco Animal Supplies,
                     Inc.(a)(f)                        26,291,300
       500,000       Polaris Industries, Inc.(f)       27,910,000
       850,000       Polo Ralph Lauren Corp.           30,914,500
       925,000       Priceline.Com, Inc.(a)(f)         20,507,250
     1,129,100       Quicksilver, Inc.(a)(f)           28,701,722
       200,000       Red Robin Gourmet Burgers,
                     Inc.(a)(f)                         8,734,000
       350,000       Ryland Group, Inc.                32,431,000
     1,200,000       Scientific Games
                     Corp.(a)(f)                       22,920,000
       700,000       Shuffle Master, Inc.(a)(f)        26,222,000
     1,400,000       Station Casinos, Inc.(f)          68,656,000
     1,000,000       Tenneco Automotive,
                     Inc.(a)(f)                        13,100,000
       700,000       TiVo, Inc.(a)(f)                   4,634,000
       850,000       Tommy Hilfiger Corp.(a)            8,389,500
     2,000,000       Urban Outfitters,
                     Inc.(a)(f)                        68,800,000

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
     1,000,000       Winnebago Industries,
                     Inc.(f)                      $    34,640,000
     1,575,000       Wynn Resorts, Ltd.(a)(f)          81,411,750
     4,315,000       XM Satellite Radio,
                     Inc.(a)(f)                       133,851,300
                                                  ---------------
                                                    2,435,379,568
                                                  ---------------
                     CONSUMER STAPLES (1.7%)
     2,550,000       Avon Products, Inc.(f)           111,384,000
       500,000       Gillette Company                  20,870,000
     1,300,000       Nu Skin Enterprises,
                     Inc.(f)                           30,563,000
       600,000       United Natural Foods,
                     Inc.(a)(f)                        15,960,000
       300,000       Usana Health Sciences,
                     Inc.(a)(f)                        10,440,000
                                                  ---------------
                                                      189,217,000
                                                  ---------------
                     ENERGY (6.9%)
       450,000       Amerada Hess Corp.                40,050,000
       450,000       Cabot Oil & Gas Corp.(f)          20,205,000
       300,000       Carbo Ceramics, Inc.              21,642,000
     3,250,000       Chesapeake Energy Corp.           51,447,500
       600,000       General Maritime
                     Corp.(a)(f)                       20,898,000
     2,150,000       Grant Prideco, Inc.(a)(f)         44,053,500
       400,000       Houston Exploration
                     Company(a)(f)                     23,740,000
       300,000       Hydril Company(a)                 12,885,000
       800,000       Occidental Petroleum Corp.        44,744,000
       300,000       Offshore Logistics,
                     Inc.(a)(f)                        10,326,000
       400,000       Overseas Shipholding Group,
                     Inc.                              19,856,000
     1,500,000       Patina Oil & Gas Corp.(f)         44,355,000
       550,000       PetroKazakhstan, Inc.             18,848,500
       700,000       Premcor, Inc.(a)                  26,950,000
     1,750,000       Smith International,
                     Inc.(a)(f)                       106,277,500
     1,000,000       Tesoro Petroleum
                     Corp.(a)(f)                       29,530,000
       850,000       Ultra Petroleum Corp.(a)          41,692,500
     1,300,000       Valero Energy Corp.(f)           104,273,000
     2,250,000       XTO Energy, Inc.                  73,080,000
                                                  ---------------
                                                      754,853,500
                                                  ---------------
                     FINANCIALS (5.3%)
     3,250,000       Americredit Corp.(a)(f)           67,860,000
       793,900       Associated Banc-Corp(f)           25,460,373
       300,000       Brown & Brown, Inc.(f)            13,710,000
       350,000       Chicago Mercantile Exchange
                     Holdings, Inc.(f)                 56,455,000
     2,000,000       CIT Group, Inc.                   74,780,000
     1,450,000       Doral Financial Corp.(f)          60,131,500
       605,400       First Marblehead
                     Corp.(a)(f)                       28,090,560
     1,300,000       General Growth Properties,
                     Inc.                              40,300,000
       300,000       Independence Community Bank
                     Corp.(f)                          11,715,000
       400,000       Mills Corp.(f)                    20,748,000
       550,000       New Century Financial
                     Corp.(a)(f)                       33,121,000
       500,000       Silicon Valley
                     Bancshares(a)(f)                  18,585,000
       900,000       TCF Financial Corp.(f)            27,261,000
     1,120,000       UCBH Holdings, Inc.               43,758,400

 20            See accompanying Notes to Schedule of Investments.

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
       400,000       UnionBanCal Corp.            $    23,684,000
     1,300,000       Ventas, Inc.                      33,696,000
                                                  ---------------
                                                      579,355,833
                                                  ---------------
                     HEALTH CARE (19.2%)
       900,000       Alcon, Inc.(f)                    72,180,000
       925,000       Align Technology,
                     Inc.(a)(f)                        14,134,000
       205,000       Amedisys, Inc.(a)(f)               6,139,750
       350,000       American Pharmaceutical
                     Partners, Inc.(a)(f)               9,649,500
       200,000       Amerigroup Corp.(a)(f)            11,250,000
     1,000,000       Anthem, Inc.(a)(f)                87,250,000
       850,000       Beckman Coulter, Inc.(f)          47,702,000
     1,100,000       C. R. Bard, Inc.                  62,293,000
     1,160,000       Celgene Corp.(a)(f)               67,546,800
       600,000       Cepheid, Inc.(a)(f)                5,172,000
       350,000       Cooper Companies, Inc.(f)         23,992,500
       500,000       Covance, Inc.(a)(f)               19,985,000
     2,900,000       Coventry Health Care,
                     Inc.(a)(f)                       154,773,000
     1,050,000       Cytyc Corp.(a)(f)                 25,357,500
       800,000       Dade Behring Holdings,
                     Inc.(a)(f)                        44,574,400
     1,950,000       DaVita, Inc.(a)(f)                60,742,500
     1,000,000       Eon Labs, Inc.(a)(f)              21,700,000
     1,200,000       eResearch Technology,
                     Inc.(a)(f)                        15,996,000
       800,000       First Horizon
                     Pharmaceutical Corp.(a)(f)        16,008,000
       900,000       Gen-Probe, Inc.(a)(f)             35,883,000
     3,200,000       Genentech, Inc.(a)(f)            167,744,000
       300,000       Haemonetics Corp.(a)(f)            9,852,000
       400,000       IDEXX Laboratories,
                     Inc.(a)(f)                        20,296,000
       500,000       Immucor, Inc.(a)(f)               12,375,000
       300,000       Inamed Corp.(a)(f)                14,301,000
     1,125,000       IVAX Corp.(a)(f)                  21,543,750
       400,000       Kos Pharmaceuticals,
                     Inc.(a)(f)                        14,244,000
     1,900,000       Laboratory Corporation of
                     America Holdings(a)(f)            83,068,000
       450,000       Martek Biosciences
                     Corp.(a)(f)                       21,888,000
       450,000       Mentor Corp.                      15,156,000
     1,200,000       MGI Pharma, Inc.(a)(f)            32,028,000
       500,000       Onyx Pharmaceuticals,
                     Inc.(a)(f)                        21,505,000
     1,400,000       Quest Diagnostics, Inc.          123,508,000
     2,000,000       Sepracor, Inc.(a)(f)              97,560,000
       925,000       Sierra Health Services,
                     Inc.(a)(f)                        44,335,250
     1,500,000       St. Jude Medical, Inc.(a)        112,905,000
     2,300,000       Stryker Corp.                    110,584,000
       751,000       TLC Vision Corp.(a)(f)             6,586,270
       246,000       UnitedHealth Group, Inc.          18,140,040
     2,800,000       Varian Medical Systems,
                     Inc.(a)(f)                        96,796,000
     2,200,000       VCA Antech, Inc.(a)(f)            45,386,000

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
       600,000       Ventiv Health, Inc.(a)       $    10,170,000
     2,400,000       Zimmer Holdings, Inc.(a)         189,696,000
                                                  ---------------
                                                    2,091,996,260
                                                  ---------------
                     INDUSTRIALS (8.9%)
       500,000       Actuant Corp.(a)(f)               20,605,000
       400,000       Alliant Techsystems,
                     Inc.(a)(f)                        24,200,000
     2,440,000       American Standard
                     Companies, Inc.(a)                94,940,400
       750,000       Armor Holdings, Inc.(a)(f)        31,207,500
     2,500,000       Boeing Company                   129,050,000
       600,000       Brink's Company                   18,102,000
       500,000       Dycom Industries,
                     Inc.(a)(f)                        14,195,000
     1,100,000       Eaton Corp.(f)                    69,751,000
       400,000       Fastenal Company(f)               23,040,000
       300,000       Heidrick & Struggles
                     International, Inc.(a)(f)          8,646,000
       750,500       Hughes Supply, Inc.               22,567,535
       550,000       Illinois Tool Works, Inc.         51,243,500
       250,000       ITT Industries, Inc.              19,997,500
       700,000       J.B. Hunt Transport
                     Services, Inc.(f)                 25,998,000
     1,100,000       Joy Global, Inc.(f)               37,818,000
     1,314,000       Laureate Education,
                     Inc.(a)(f)                        48,907,080
     1,500,000       Masco Corp.                       51,795,000
     1,000,000       MSC Industrial Direct
                     Company, Inc.(f)                  34,080,000
       350,000       Mueller Industries, Inc.          15,032,500
       400,000       Navigant Consulting,
                     Inc.(a)(f)                         8,784,000
     1,500,000       Northrop Grumman Corp.            79,995,000
     1,300,000       Orbital Sciences
                     Corp.(a)(f)                       14,846,000
       350,000       Oshkosh Truck Corp.(f)            19,971,000
       350,000       Precision Castparts Corp.         21,017,500
     1,050,000       Robert Half International,
                     Inc.(f)                           27,058,500
       500,000       Ryder System, Inc.(f)             23,520,000
       500,000       Terex Corp.(a)(f)                 21,700,000
       200,000       UTi Worldwide, Inc.(f)            11,762,000
                                                  ---------------
                                                      969,830,015
                                                  ---------------
                     INFORMATION TECHNOLOGY (32.2%)
     2,900,000       Activision, Inc.(a)               40,223,000
     4,700,000       Advanced Micro Devices,
                     Inc.(a)(f)                        61,100,000
     2,250,000       Agilent Technologies,
                     Inc.(a)                           48,532,500
     3,500,000       Akamai Technologies,
                     Inc.(a)(f)                        49,175,000
     1,200,000       Alliance Data Systems
                     Corp.(a)(f)                       48,672,000
       300,000       Ansys, Inc.(a)(f)                 14,919,000
       499,500       Anteon International
                     Corp.(a)(f)                       18,306,675
     4,200,000       Apple Computer, Inc.(a)(f)       162,750,000
     1,550,000       Ask Jeeves, Inc.(a)(f)            50,700,500
     1,150,000       Aspect Communications
                     Corp.(a)(f)                       11,419,500
     4,000,000       ATI Technologies,
                     Inc.(a)(f)                        61,320,000
     3,000,000       Autodesk, Inc.                   145,890,000

               See accompanying Notes to Schedule of Investments.             21

                                  GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
     7,350,000       Avaya, Inc.(a)(f)            $   102,459,000
       800,000       Avid Technology, Inc.(a)(f)       37,496,000
     2,600,000       Broadcom Corp.(a)(f)              70,954,000
       600,000       CheckFree Corp.(a)(f)             16,602,000
     5,200,000       Cisco Systems, Inc.(a)            94,120,000
     2,600,000       Corning, Inc.(a)(f)               28,808,000
       700,000       Digital River, Inc.(a)(f)         20,846,000
     4,300,000       Electronic Arts, Inc.(a)         197,757,000
       350,000       Faro Technologies,
                     Inc.(a)(f)                         7,119,000
       700,000       FindWhat.com(a)(f)                13,111,000
       625,000       FLIR Systems, Inc.(a)(f)          36,562,500
       650,000       Infospace, Inc.(a)(f)             30,803,500
       400,000       infoUSA, Inc.(a)                   3,564,000
     6,600,000       Juniper Networks,
                     Inc.(a)(f)                       155,760,000
     1,000,000       Lam Research Corp.(a)(f)          21,880,000
    17,000,000       Lucent Technologies,
                     Inc.(a)(f)                        53,890,000
     2,000,000       Marvell Technology Group,
                     Ltd.(a)(f)                        52,260,000
       600,000       Mattson Technology,
                     Inc.(a)(f)                         4,614,000
       230,000       MicroStrategy, Inc.(a)(f)          9,450,700
    16,450,000       Motorola, Inc.                   296,758,000
     3,930,000       National Semiconductor
                     Corp.(a)(f)                       60,875,700
       700,000       Netease.Com, Inc.(a)(f)           26,551,000
       600,000       PalmOne, Inc.(a)(f)               18,264,000
       500,000       Paxar Corp.(a)(f)                 11,340,000
     8,100,000       QUALCOMM, Inc.                   316,224,000
     3,900,000       Research In Motion,
                     Ltd.(a)(f)                       297,726,000
     1,420,000       RSA Security, Inc.(a)(f)          27,406,000
     3,400,000       Sandisk Corp.(a)(f)               99,008,000
     1,300,000       Sapient Corp.(a)(f)                9,919,000
     4,300,000       Symantec Corp.(a)(f)             235,984,000
       900,000       Trimble Navigation,
                     Ltd.(a)(f)                        28,440,000
     1,000,000       TTM Technologies,
                     Inc.(a)(f)                         8,890,000
       500,000       Unova, Inc.(a)(f)                  7,025,000
       300,000       Verint Systems, Inc.(a)(f)        11,052,000
     2,725,000       VeriSign, Inc.(a)(f)              54,173,000
     9,600,000       Yahoo!, Inc.(a)(f)               325,536,000
                                                  ---------------
                                                    3,506,236,575
                                                  ---------------
                     MATERIALS (0.7%)
       500,000       Phelps Dodge Corp.(f)             46,015,000
       650,000       Steel Dynamics, Inc.              25,103,000
                                                  ---------------
                                                       71,118,000
                                                  ---------------
                     TELECOMMUNICATION SERVICES (2.4%)
     1,700,000       America Movil, SA(f)              66,351,000
       750,000       CenturyTel, Inc.(f)               25,680,000
     4,500,000       Nextel Communications,
                     Inc.(a)                          107,280,000

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
     1,300,000       Sprint Corp.(f)              $    26,169,000
     1,200,000       Western Wireless
                     Corp.(a)(f)                       30,852,000
                                                  ---------------
                                                      256,332,000
                                                  ---------------
                     TOTAL COMMON STOCKS
                     (Cost $9,316,948,171)         10,854,318,751
                                                  ===============

  NUMBER OF
  CONTRACTS                                            VALUE
-----------------------------------------------------------------
            --
OPTIONS (0.1%)
                     FINANCIALS (0.1%)
         5,975       NASDAQ 100 Index(a)(h)
                     Put, 12/17/04, Strike
                     1,250.00                           7,528,500
         7,730       S&P 500 Index(a)(h)
                     Put, 12/17/04, Strike
                     1,005.00                           3,787,700
                                                  ---------------
                     TOTAL OPTIONS
                     (Cost $42,838,110)                11,316,200
                                                  ===============

  PRINCIPAL
    AMOUNT                                             VALUE
-----------------------------------------------------------------
            --
SHORT TERM INVESTMENTS (0.4%)
$   20,000,000       Citigroup, Inc.
                     1.700%, 10/01/04                  20,000,000
     2,614,000       Exxon Mobil Corp.
                     1.700%, 10/01/04                   2,614,000
    25,000,000       UBS Finance, Inc.
                     1.880%, 10/01/04                  25,000,000
                                                  ---------------
                     TOTAL SHORT TERM
                     INVESTMENTS
                     (Cost $47,614,000)                47,614,000
                                                  ===============

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
            --
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON
LOAN (23.4%)
 2,544,153,423       Bank of New York
                     Institutional
                     Cash Reserve Fund(d)
                     current rate 1.814%            2,544,153,423
                                                  ---------------
                     TOTAL INVESTMENT OF CASH
                     COLLATERAL FOR SECURITIES
                     ON LOAN
                     (Cost $2,544,153,423)          2,544,153,423
                                                  ===============

TOTAL INVESTMENTS (123.6%)
(Cost $11,951,553,704)                             13,457,402,374
                                                  ===============

LIABILITIES, LESS OTHER ASSETS (-23.6%)            (2,567,604,382)
                                                  ---------------

NET ASSETS (100.0%)                               $10,889,797,992
                                                  ===============

 22            See accompanying Notes to Schedule of Investments.

                                 BLUE CHIP FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
COMMON STOCKS (97.0%)
                 CONSUMER DISCRETIONARY (13.1%)
     6,000       Carnival Corp.                      $   283,740
     1,000       Centex Corp.(f)                          50,460
    12,000       Comcast Corp.(a)(f)                     338,880
     4,500       Dillard's, Inc.                          88,830
     6,000       eBay, Inc.(a)                           551,640
     2,700       Federated Department Stores,
                 Inc.(f)                                 122,661
    17,000       Ford Motor Company(f)                   238,850
     2,000       Fortune Brands, Inc.                    148,180
     3,500       Gannett Company, Inc.                   293,160
     3,800       General Motors Corp.(f)                 161,424
    12,000       Goodyear Tire & Rubber
                 Company(a)(f)                           128,880
     5,500       Harley-Davidson, Inc.                   326,920
    25,000       Home Depot, Inc.                        980,000
     2,000       International Game Technology            71,900
     7,000       J.C. Penney Company, Inc.               246,960
     6,000       Leggett & Platt, Inc.                   168,600
     5,000       Marriott International, Inc.            259,800
     2,000       May Department Stores Company(f)         51,260
    25,000       McDonald's Corp.                        700,750
     7,000       Nike, Inc.                              551,600
     8,800       Nordstrom, Inc.                         336,512
     2,900       Pulte Homes, Inc.                       177,973
     6,000       Starbucks Corp.(a)                      272,760
     2,500       Starwood Hotels & Resorts
                 Worldwide, Inc.                         116,050
     5,600       Target Corp.                            253,400
    40,000       Time Warner, Inc.(a)                    645,600
    18,000       Walt Disney Company                     405,900
     3,000       Wendy's International, Inc.             100,800
     6,000       YUM! Brands, Inc.                       243,960
                                                     -----------
                                                       8,317,450
                                                     -----------
                 CONSUMER STAPLES (13.8%)
    15,000       Altria Group, Inc.                      705,600
     5,500       Anheuser-Busch Companies, Inc.          274,725
    55,000       Archer-Daniels-Midland Company          933,900
     2,000       Avon Products, Inc.                      87,360
    18,000       Brown-Forman Corp.                      824,400
     2,500       Clorox Company                          133,250
    26,000       Coca-Cola Company                     1,041,300
     3,000       Colgate-Palmolive Company               135,540
     3,000       Costco Wholesale Corp.                  124,680
     2,500       CVS Corp.                               105,325
    10,000       Gillette Company                        417,400
     7,000       H. J. Heinz Company                     252,140
     4,000       Kimberly-Clark Corp.                    258,360
    14,000       Kroger Company(a)                       217,280
    10,000       PepsiCo, Inc.                           486,500
    23,000       Procter & Gamble Company              1,244,760

NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
    25,000       Sara Lee Corp.                      $   571,500
     4,600       Supervalu, Inc.                         126,730
     7,000       Walgreen Company                        250,810
    11,000       Wal-Mart Stores, Inc.                   585,200
                                                     -----------
                                                       8,776,760
                                                     -----------
                 ENERGY (7.8%)
     5,000       Burlington Resources, Inc.              204,000
    12,000       Chevrontexaco Corp.                     643,680
    12,500       Conocophillips                        1,035,625
    38,000       Exxon Mobil Corp.                     1,836,540
     2,500       Occidental Petroleum Corp.              139,825
     5,000       Schlumberger, NV (Schlumberger,
                 Ltd.)                                   336,550
     9,000       Transocean, Inc.(a)(f)                  322,020
     6,500       Unocal Corp.                            279,500
     2,000       Valero Energy Corp.(f)                  160,420
                                                     -----------
                                                       4,958,160
                                                     -----------
                 FINANCIALS (17.1%)
     4,000       Ace, Ltd.                               160,240
     2,500       Aflac, Inc.                              98,025
     7,000       Allstate Corp.                          335,930
     9,000       American Express Company                463,140
    12,800       American International Group, Inc.      870,272
     4,000       Aon Corp.                               114,960
    30,000       Bank Of America Corp.                 1,299,900
     2,500       Capital One Financial Corp.(f)          184,750
     1,500       Chubb Corp.                             105,420
    17,500       Citigroup, Inc.                         772,100
     4,000       Comerica, Inc.                          237,400
    14,902       Countrywide Financial Corp.             586,990
     2,100       Federal Home Loan Mortgage Corp.        137,004
     7,400       Federal National Mortgage
                 Association                             469,160
     8,200       Franklin Resources, Inc.                457,232
     6,000       Golden West Financial Corp.             665,700
     3,300       Goldman Sachs Group, Inc.               307,692
     1,500       Hartford Financial Services Group,
                 Inc.                                     92,895
     1,716       J.P. Morgan Chase & Company              68,177
     1,000       Jefferson-Pilot Corp.                    49,660
     2,500       Lincoln National Corp.                  117,500
     3,000       Loews Corp.                             175,500
     5,333       Manulife Financial Corp.(f)             233,532
     9,000       MBNA Corp.                              226,800
     9,700       Merrill Lynch & Company, Inc.           482,284
    14,000       Metlife, Inc.                           541,100
     2,000       MGIC Investment Corp.(f)                133,100
     4,000       National City Corp.                     154,480
     1,200       Progressive Corp.                       101,700
    20,000       Providian Financial Corp.(a)(f)         310,800
     6,800       Prudential Financial, Inc.              319,872
     2,500       Safeco Corp.                            114,125

               See accompanying Notes to Schedule of Investments.             23

                                 BLUE CHIP FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
     4,000       St. Paul Travelers Companies, Inc.  $   132,240
     8,000       Wachovia Corp.                          375,600
                                                     -----------
                                                      10,895,280
                                                     -----------
                 HEALTH CARE (11.9%)
     3,700       Aetna, Inc.                             369,741
     1,000       Anthem, Inc.(a)(f)                       87,250
    14,000       Bausch & Lomb, Inc.                     930,300
     1,900       Becton Dickinson and Company             98,230
     1,500       Biogen Idec, Inc.(a)(f)                  91,755
    12,000       Bristol-Myers Squibb Company            284,040
     3,500       Cigna Corp.                             243,705
     5,000       C. R. Bard, Inc.                        283,150
     2,000       Guidant Corp.                           132,080
     7,000       HCA, Inc.                               267,050
     3,300       Health Management Associates,
                 Inc.(f)                                  67,419
    22,000       Johnson & Johnson                     1,239,260
     2,000       Manor Care, Inc.                         59,920
    43,000       Pfizer, Inc.                          1,315,800
     9,500       Quest Diagnostics, Inc.                 838,090
     3,500       St. Jude Medical, Inc.(a)               263,445
     1,600       Stryker Corp.                            76,928
     5,000       UnitedHealth Group, Inc.                368,700
     2,500       Waters Corp.(a)                         110,250
     2,400       Wellpoint Health Networks, Inc.(a)      252,216
     2,000       Zimmer Holdings, Inc.(a)                158,080
                                                     -----------
                                                       7,537,409
                                                     -----------
                 INDUSTRIALS (13.4%)
     7,300       3M Company                              583,781
     1,000       Apollo Group, Inc.(a)(f)                 73,370
    10,600       Boeing Company                          547,172
    27,000       Cendant Corp.                           583,200
     2,000       Cummins, Inc.(f)                        147,780
     9,600       Danaher Corp.                           492,288
     5,500       Deere & Company                         355,025
     9,000       Eaton Corp.                             570,690
     3,000       Emerson Electric Company                185,670
     2,000       General Dynamics Corp.                  204,200
    34,000       General Electric Company              1,141,720
    10,000       Honeywell International, Inc.           358,600
     2,700       Illinois Tool Works, Inc.               251,559
     5,500       Masco Corp.                             189,915
     1,500       PACCAR, Inc.                            103,680
     5,000       Robert Half International, Inc.         128,850
     8,000       Rockwell Automation, Inc.               309,600
     1,500       Ryder System                             70,560
    11,000       Thomas & Betts Corp.(a)                 295,020
    27,000       Tyco International, Ltd.(f)             827,820

NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
     7,000       United Parcel Service, Inc.         $   531,440
     3,000       United Technologies Corp.               280,140
    10,000       Waste Management, Inc.                  273,400
                                                     -----------
                                                       8,505,480
                                                     -----------
                 INFORMATION TECHNOLOGY (13.1%)
     2,500       Adobe Systems, Inc.                     123,675
    18,000       Advanced Micro Devices, Inc.(a)(f)      234,000
     7,300       Andrew Corp.(a)(f)                       89,352
    10,000       Apple Computer, Inc.(a)                 387,500
     7,300       Applied Materials, Inc.(a)(f)           120,377
    14,600       Autodesk, Inc.                          709,998
     5,500       Automatic Data Processing, Inc.         227,260
    16,900       Avaya, Inc.(a)                          235,586
     6,700       Broadcom Corp.(a)                       182,843
    37,000       Cisco Systems, Inc.(a)                  669,700
    13,100       Corning, Inc.(a)                        145,148
     5,200       Hewlett-Packard Company                  97,500
    33,500       Intel Corp.                             672,010
     8,800       International Business Machines
                 Corp.                                   754,512
    40,000       Lucent Technologies, Inc.(a)            126,800
    35,000       Microsoft Corp.                         967,750
    28,000       Motorola, Inc.                          505,120
    16,600       National Semiconductor Corp.(a)         257,134
     8,100       NNC Corp.(a)                            401,679
    17,000       QUALCOMM, Inc.                          663,680
     4,500       Symantec Corp.(a)                       246,960
     9,500       Texas Instruments, Inc.                 202,160
     9,000       Yahoo!, Inc.(a)                         305,190
                                                     -----------
                                                       8,325,934
                                                     -----------
                 MATERIALS (2.2%)
     7,000       Dow Chemical Company                    316,260
     5,000       Louisiana-Pacific Corp.                 129,750
     4,000       MeadWestvaco Corp.                      127,600
     3,000       Newmont Mining Corp.                    136,590
     2,500       Nucor Corp.                             228,425
     2,000       Temple-Inland, Inc.                     134,300
     3,700       Vulcan Materials Company(f)             188,515
     5,500       Worthington Industries, Inc.            117,425
                                                     -----------
                                                       1,378,865
                                                     -----------
                 TELECOMMUNICATION SERVICES (3.8%)
    18,000       AT&T Wireless Services, Inc.(a)         266,040
    35,000       Nextel Communications, Inc.(a)          834,400
    20,000       SBC Communications, Inc.                519,000
    20,000       Verizon Communications, Inc.            787,600
                                                     -----------
                                                       2,407,040
                                                     -----------

 24            See accompanying Notes to Schedule of Investments.

                                 BLUE CHIP FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
         x       UTILITIES (0.8%)
    12,000       AES Corp.(a)                        $   119,880
     5,500       Exelon Corp.                            201,795
     4,500       FirstEnergy Corp.                       184,860
                                                     -----------
                                                         506,535
                                                     -----------
                 TOTAL COMMON STOCKS
                 (Cost $60,744,186)                   61,608,913
                                                     ===========
NUMBER OF
CONTRACTS
                                                        VALUE
----------------------------------------------------------------
         x
OPTIONS (0.1%)
                 FINANCIALS (0.1%)
        85       S&P 500 Index(a)(h)
                 Put, 12/17/04, Strike 1,005.00           41,650
                                                     -----------
                 TOTAL OPTIONS
                 (Cost $196,945)                          41,650
                                                     ===========

PRINCIPAL
  AMOUNT
                                                        VALUE
----------------------------------------------------------------
         x
SHORT TERM INVESTMENT (3.7%)
$2,333,000       Exxon Mobil Corp.
                 1.700%, 10/01/04                      2,333,000
                                                     -----------
                 TOTAL SHORT TERM INVESTMENT
                 (Cost $2,333,000)                     2,333,000
                                                     ===========

NUMBER OF
  SHARES                                                VALUE
----------------------------------------------------------------
         x
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON
LOAN (6.4%)
 4,091,602       Bank of New York Institutional
                 Cash Reserve Fund(d)
                 current rate 1.814%                 $ 4,091,602
                                                     -----------
                 TOTAL INVESTMENT OF CASH
                 COLLATERAL FOR SECURITIES ON LOAN
                 (Cost $4,091,602)                     4,091,602
                                                     ===========

TOTAL INVESTMENTS (107.2%)
(Cost $67,365,733)                                    68,075,165
                                                     ===========

LIABILITIES, LESS OTHER ASSETS (-7.2%)                (4,582,924)
                                                     -----------

NET ASSETS (100.0%)                                  $63,492,241
                                                     ===========

               See accompanying Notes to Schedule of Investments.             25

                                   VALUE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
COMMON STOCKS (96.3%)
                 CONSUMER DISCRETIONARY (23.7%)
   70,000        Callaway Golf Company              $   739,900
   50,000        Carnival Corp.                       2,364,500
   29,000        Gannett Company, Inc.                2,429,040
   70,000        Home Depot, Inc.                     2,744,000
   48,000        Marriott International, Inc.         2,494,080
   53,000        McDonald's Corp.                     1,485,590
   12,000        Omnicom Group, Inc.                    876,720
   99,000        Time Warner, Inc.(a)                 1,597,860
  113,000        Walt Disney Company                  2,548,150
    2,200        Washington Post Company              2,024,000
   13,000        YUM! Brands, Inc.                      528,580
                                                    -----------
                                                     19,832,420
                                                    -----------
                 CONSUMER STAPLES (12.5%)
   72,000        Coca-Cola Company                    2,883,600
   45,000        H. J. Heinz Company                  1,620,900
   79,000        Kroger Company(a)                    1,226,080
   61,000        Robert Mondavi Corp.(a)              2,389,370
  101,000        Sara Lee Corp.                       2,308,860
                                                    -----------
                                                     10,428,810
                                                    -----------
                 FINANCIALS (14.7%)
   45,998        Countrywide Financial Corp.          1,811,861
  130,000        Janus Capital Group, Inc.            1,769,300
   31,000        MBNA Corp.                             781,200
   50,000        Merrill Lynch & Company, Inc.        2,486,000
   32,000        MGIC Investment Corp.(f)             2,129,600
   85,000        Washington Mutual, Inc.              3,321,800
                                                    -----------
                                                     12,299,761
                                                    -----------
                 HEALTH CARE (10.9%)
   23,000        Bausch & Lomb, Inc.                  1,528,350
   41,000        Biogen Idec, Inc.(a)(f)              2,507,970
  130,000        Bristol-Myers Squibb Company         3,077,100
   62,000        Merck & Company, Inc.                2,046,000
                                                    -----------
                                                      9,159,420
                                                    -----------
                 INDUSTRIALS (13.2%)
  113,000        Cendant Corp.                        2,440,800
   53,000        H&R Block, Inc.(f)                   2,619,260
   65,000        Masco Corp.                          2,244,450
   60,000        Tyco International, Ltd.             1,839,600
   70,000        Waste Management, Inc.               1,913,800
                                                    -----------
                                                     11,057,910
                                                    -----------
                 INFORMATION TECHNOLOGY (11.9%)
   50,000        Hewlett-Packard Company                937,500
   90,000        Microsoft Corp.                      2,488,500

NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
  133,000        Motorola, Inc.                     $ 2,399,320
  300,000 EUR    Nokia Corp.                          4,125,965
                                                    -----------
                                                      9,951,285
                                                    -----------
                 MATERIALS (4.1%)
    5,700 CHF    Givaudan, SA                         3,472,859
                                                    -----------
                 TELECOMMUNICATION SERVICES (1.0%)
   50,000        MCI, Inc.                              837,500
                                                    -----------
                 UTILITIES (4.3%)
  360,000        AES Corp.(a)                         3,596,400
                                                    -----------
                 TOTAL COMMON STOCKS
                 (Cost $75,157,994)                  80,636,365
                                                    ===========
NUMBER OF
CONTRACTS                                              VALUE
---------------------------------------------------------------
OPTIONS (0.1%)
                 FINANCIALS (0.1%)
       17        NASDAQ 100 Index(a)(h)
                 Put, 12/17/2004, Strike 1,250.00        21,420
       70        S&P 500 Index(a)(h)
                 Put, 12/17/2004, Strike 1,005.00        34,300
                                                    -----------
                 TOTAL OPTIONS
                 (Cost $233,114)                         55,720
                                                    ===========
PRINCIPAL
  AMOUNT                                               VALUE
---------------------------------------------------------------
SHORT TERM INVESTMENT (5.1%)
$4,265,000       Exxon Mobil Corporation
                 1.700%, 10/01/2004                   4,265,000
                                                    -----------
                 TOTAL SHORT TERM INVESTMENT
                 (Cost $4,265,000)                    4,265,000
                                                    ===========
NUMBER OF
  SHARES                                               VALUE
---------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON
LOAN (6.3%)
5,302,780        Bank of New York Institutional
                 Cash Reserve Fund(d) current rate
                 1.814%                               5,302,780
                                                    -----------
                 TOTAL INVESTMENT OF CASH
                 COLLATERAL FOR SECURITIES ON LOAN
                 (Cost $5,302,780)                    5,302,780
                                                    ===========
TOTAL INVESTMENTS (107.8%)
(Cost $84,958,888)                                   90,259,865
                                                    ===========
OTHER ASSETS, LESS LIABILITIES (-7.8%)               (6,572,762)
                                                    -----------
NET ASSETS (100.0%)                                 $83,687,103
                                                    ===========

 26            See accompanying Notes to Schedule of Investments.

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
CORPORATE BONDS (2.1%)
                       CONSUMER DISCRETIONARY (0.5%)
  $  9,000,000         Charter Communications,
                       Inc.
                       9.625%, 11/15/09            $    7,132,500
     6,000,000         Hasbro, Inc.(f)
                       6.600%, 07/15/28                 6,060,000
     7,000,000         Mediacom Communications
                       Corp.(f)
                       9.500%, 01/15/13                 6,772,500
                                                   --------------
                                                       19,965,000
                                                   --------------
                       CONSUMER STAPLES (0.3%)
    11,030,000         Smithfield Foods, Inc.
                       7.750%, 05/15/13                12,022,700
                                                   --------------
                       INDUSTRIALS (0.7%)
    28,000,000         Hutchison Whampoa,
                       Ltd.(b)(f)
                       6.250%, 01/24/14                28,793,828
                                                   --------------
                       UTILITIES (0.6%)
    38,000,000         Calpine Corp.(f)
                       8.500%, 05/01/08                26,410,000
                                                   --------------
                       TOTAL CORPORATE BONDS
                       (Cost $89,807,306)              87,191,528
                                                   ==============

CONVERTIBLE BONDS (44.4%)
                       CONSUMER DISCRETIONARY (11.9%)
    16,000,000         Aristocrat Leisure Ltd.
                       5.000%, 05/31/06                21,867,640
    11,000,000         Best Buy Company, Inc.(f)
                       2.250%, 01/15/22                11,756,250
                       Carnival Corp.(f)
    40,000,000         0.000%, 10/24/21                32,650,000
     5,000,000         2.000%, 04/15/21                 6,562,500
     1,275,000         2.000%, 04/15/21(b)              1,673,437
    18,000,000         Citadel Broadcasting
                       Corp.(b)
                       1.875%, 02/15/11                15,097,500
    13,500,000         CKE Restaurants, Inc.(f)
                       4.000%, 10/01/23                20,013,750
    34,000,000         Eastman Kodak Company(f)
                       3.375%, 10/15/33                43,010,000
     8,800,000         Gap, Inc.(f)
                       5.750%, 03/15/09                10,780,000
    39,000,000         General Motors Corp.(c)
                       5.250%, 03/06/32                37,299,600
    32,000,000         Goodyear Tire & Rubber
                       Company(b)(f)
                       4.000%, 06/15/34                37,560,000
     6,270,000         GTECH Holdings Corp.(f)
                       1.750%, 12/15/21                11,677,874
    19,000,000         International Game
                       Technology(b)
                       0.000%, 01/29/33                15,105,000
    46,000,000         J.C. Penney Company, Inc.
                       5.000%, 10/15/08                57,155,000
    18,250,000         Lamar Advertising
                       Company(f)
                       2.875%, 12/31/10                19,892,500
    19,000,000         Lear Corp.(f)
                       0.000%, 02/20/22                 9,595,000

   PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                       Liberty Media Corp. (Time
                       Warner)
  $ 55,000,000         0.750%, 03/30/23(f)         $   59,331,250
    17,720,000         0.750%, 03/30/23(b)             19,115,450
    56,000,000         Royal Caribbean Cruises,
                       Ltd.
                       0.000%, 02/02/21                29,820,000
     8,000,000         Sinclair Broadcast Group,
                       Inc.(b)
                       4.875%, 07/15/18                 7,290,000
    34,000,000         Walt Disney Company(f)
                       2.125%, 04/15/23                35,062,500
                                                   --------------
                                                      502,315,251
                                                   --------------
                       CONSUMER STAPLES (0.9%)
    16,000,000         Bunge, Ltd.(b)(f)
                       3.750%, 11/15/22                21,640,000
     9,750,000         Church & Dwight Company,
                       Inc.(b)
                       5.250%, 08/15/33                11,480,625
     6,200,000         Whole Foods Market,
                       Inc.(f)
                       0.000%, 03/02/18                 5,704,000
                                                   --------------
                                                       38,824,625
                                                   --------------
                       ENERGY (2.0%)
    32,000,000         Nabors Industries, Inc.(f)
                       0.000%, 06/15/23                30,680,000
    30,000,000         Schlumberger N.V.
                       (Schlumberger, Ltd.)(f)
                       2.125%, 06/01/23                32,400,000
    17,875,000         Veritas DGC, Inc.(b)(g)
                       1.130%, 03/15/24                22,030,938
                                                   --------------
                                                       85,110,938
                                                   --------------
                       FINANCIALS (4.7%)
    42,000,000         American Financial Group,
                       Inc.(f)
                       1.486%, 06/02/33                17,692,500
    14,895,000         CapitalSource, Inc.(b)(f)
                       3.500%, 07/15/34                15,006,712
    40,000,000         Host Marriott Corp.(b)
                       3.250%, 04/15/24                41,550,000
    17,720,000         Markel Corp.
                       0.000%, 06/05/31                 6,733,600
    75,000,000         Morgan Stanley
                       (Bristol Myers, Biogen,
                       Merck)
                       0.250%, 04/01/09                69,656,250
                       Providian Financial
                       Corp.(f)
    10,000,000         2.750%, 03/15/16                11,762,500
     8,045,000         4.000%, 05/15/08                10,679,737
    10,900,000         Select Insurance Group(b)
                       1.616%, 09/24/32                 5,749,750
     5,815,000         Silicon Valley
                       Bancshares(b)
                       0.000%, 06/15/08                 7,087,032
    14,500,000         Travelers Property
                       Casualty Corp.(c)
                       4.500%, 04/15/32                13,154,400
                                                   --------------
                                                      199,072,481
                                                   --------------

               See accompanying Notes to Schedule of Investments.             27

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                       HEALTH CARE (8.9%)
  $ 38,500,000         Advanced Medical Optics,
                       Inc.(b)
                       2.500%, 07/15/24            $   42,350,000
     4,730,000         Axcan Pharma, Inc.(b)
                       4.250%, 04/15/08                 6,320,462
    38,000,000         Cephalon, Inc.(f)
                       0.000%, 06/15/33                38,427,500
    27,400,000         Cytyc Corp.(b)(f)
                       2.250%, 03/15/24                30,927,750
                       First Horizon
                       Pharmaceutical Corp.
    12,400,000         1.750%, 03/08/24(b)             13,826,000
     9,700,000         1.750%, 03/08/24(f)             10,815,500
                       Health Management
                       Associates, Inc.
    53,000,000         1.500%, 08/01/23(f)             54,855,000
     6,000,000         0.000%, 01/28/22(b)              5,242,500
     3,300,000         0.000%, 01/28/22                 2,883,375
     7,500,000         Imclone Systems, Inc.(b)
                       1.375%, 05/15/24                 7,265,625
    19,015,000         Integra LifeSciences
                       Holdings Corp.(b)
                       2.500%, 03/15/08                21,629,563
    21,000,000         Invitrogen Corp.(b)
                       2.000%, 08/01/23                23,205,000
    18,000,000         Medicis Pharmaceutical
                       Corp.
                       1.500%, 06/04/33                21,127,500
    13,000,000         PacifiCare Health Systems,
                       Inc.
                       3.000%, 10/15/32                24,261,250
    10,000,000         QLT, Inc.(b)
                       3.000%, 09/15/23                12,387,500
    10,000,000         SFBC International,
                       Inc.(b)
                       2.250%, 08/15/24                 9,750,000
                       Teva Pharmaceutical
                       Industries, Ltd.(f)
    34,000,000         0.250%, 02/01/24                32,512,500
    20,500,000         0.500%, 02/01/24                19,808,125
                                                   --------------
                                                      377,595,150
                                                   --------------
                       INDUSTRIALS (5.3%)
                       AGCO Corp.
    15,000,000         1.750%, 12/31/33(b)             18,168,750
    15,000,000         1.750%, 12/31/33(f)             18,168,750
    12,700,000         L-3 Communications
                       Holdings(f)(g)
                       4.400%, 09/15/11                15,922,625
     8,000,000         Labor Ready, Inc.(b)
                       6.250%, 06/15/07                16,330,000
    19,500,000 EUR     Siemens, AG
                       1.375%, 06/04/10                27,903,072
     4,900,000         Titan International,
                       Inc.(b)
                       5.250%, 07/26/09                 5,004,125
                       Tyco International, Ltd.
    31,500,000         3.125%, 01/15/23(b)(f)          47,328,750
    26,000,000         2.750%, 01/15/18(f)             36,562,500
    23,000,000         2.750%, 01/15/18(b)             32,343,750
     3,970,000         United Industrial
                       Corp.(b)(f)
                       3.750%, 09/15/24                 4,436,475
                                                   --------------
                                                      222,168,797
                                                   --------------

   PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                       INFORMATION TECHNOLOGY (6.0%)
  $  6,000,000         Acxiom Corp.
                       3.750%, 02/15/09            $    8,010,000
    15,000,000         Advanced Micro Devices,
                       Inc.(f)(g)
                       4.750%, 02/01/22                14,568,750
    41,300,000         Anixter International,
                       Inc.
                       0.000%, 07/07/33                21,837,375
    34,000,000         CommScope, Inc.(b)(f)
                       1.000%, 03/15/24                39,865,000
    15,000,000         CSG Systems International,
                       Inc.(b)(f)
                       2.500%, 06/15/24                14,212,500
    17,350,000         Digital River, Inc.(b)
                       1.250%, 01/01/24                17,610,250
                       EMC Corp.(f)
     9,700,000         4.500%, 04/01/07                10,536,625
     2,600,000         4.500%, 04/01/07(b)              2,824,250
    15,000,000         Flextronics International,
                       Ltd.(f)
                       1.000%, 08/01/10                16,987,500
                       Harris Corp.
     5,273,000         3.500%, 08/15/22                 7,125,142
     5,100,000         3.500%, 08/15/22(b)              6,891,375
    16,500,000         Juniper Networks,
                       Inc.(b)(f)
                       0.000%, 06/15/08                22,605,000
    16,500,000         Micron Technology, Inc.(f)
                       2.500%, 02/01/10                19,965,000
    11,900,000         Pixelworks, Inc.(b)(f)
                       1.750%, 05/15/24                 9,966,250
    19,000,000         Serena Software, Inc.(f)
                       1.500%, 12/15/23                19,831,250
                       Symantec Corp.
     3,000,000         3.000%, 11/01/06(f)              9,660,000
     1,540,000         3.000%, 11/01/06(b)              4,958,800
                       Tech Data Corp.
     6,000,000         2.000%, 12/15/21                 6,007,500
                                                   --------------
                                                      253,462,567
                                                   --------------
                       MATERIALS (4.0%)
    40,250,000         Anglo American PLC
                       3.375%, 04/17/07                47,304,111
    20,000,000         Century Aluminum
                       Company(b)
                       1.750%, 08/01/24                22,750,000
                       Freeport-McMoRan Copper &
                       Gold, Inc.(f)
    11,000,000         7.000%, 02/11/11                17,393,750
     4,000,000         7.000%, 02/11/11(b)              6,325,000
    16,000,000         Graftech International,
                       Ltd.(b)(f)
                       1.625%, 01/15/24                17,340,000
    15,000,000         Inco, Ltd.
                       0.000%, 03/29/21                15,975,000
                       Massey Energy Company
    13,000,000         2.250%, 04/01/24(b)(f)          14,901,250
    12,000,000         4.750%, 05/15/23(b)             21,045,000
     3,000,000         4.750%, 05/15/23(f)              5,261,250
                                                   --------------
                                                      168,295,361
                                                   --------------

 28            See accompanying Notes to Schedule of Investments.

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
                       TELECOMMUNICATION SERVICES (0.7%)
  $ 19,450,000         Nextel Partners, Inc.(f)
                       1.500%, 11/15/08            $   28,202,500
                                                   --------------
                       TOTAL CONVERTIBLE BONDS
                       (Cost $1,767,748,131)        1,875,047,670
                                                   ==============

NUMBER OF SHARES                                       VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (11.1%)
                       CONSUMER DISCRETIONARY (2.2%)
     1,770,000         Ford Motor Company Capital
                       Trust II
                       6.500%                          92,535,600
                                                   --------------
                       ENERGY (2.2%)
       280,000         Amerada Hess Corp.
                       7.000%                          22,349,600
     1,750,000         Valero Energy Corp.
                       2.000%                          70,218,750
                                                   --------------
                                                       92,568,350
                                                   --------------
                       FINANCIALS (3.8%)
       760,000         Genworth Financial, Inc.
                       6.000%                          22,192,000
       300,000         Hartford Financial
                       Services Group, Inc.
                       7.000%                          18,270,000
       676,000         IndyMac Bancorp, Inc.
                       6.000%                          41,337,400
       795,000         Marshall & Ilsley Corp.(f)
                       6.500%                          21,425,250
       472,000         Prudential Financial, Inc.
                       6.750%                          32,955,040
       108,745         Reinsurance Group of
                       America, Inc.
                       5.750%                           6,307,210
       316,000         Washington Mutual, Inc.
                       5.375%                          17,237,800
                                                   --------------
                                                      159,724,700
                                                   --------------
                       HEALTH CARE (1.1%)
       230,000         Anthem, Inc. 6.000%             23,023,000
       420,000         Baxter International,
                       Inc.(f)
                       7.000%                          22,575,000
                                                   --------------
                                                       45,598,000
                                                   --------------
                       INDUSTRIALS (0.8%)
       197,300         Cummins, Inc.
                       7.000%                          16,104,613
       158,000         Northrop Grumman Corp.
                       7.250%                          16,345,100
                                                   --------------
                                                       32,449,713
                                                   --------------
                       INFORMATION TECHNOLOGY (0.6%)
       525,000         Motorola, Inc.
                       7.000%                          26,292,000
                                                   --------------

   NUMBER OF
     SHARES                                            VALUE
-----------------------------------------------------------------
                       MATERIALS (0.4%)
       102,000         Phelps Dodge Corp.
                       6.750%                      $   19,761,480
                                                   --------------
                       TOTAL CONVERTIBLE
                       PREFERRED STOCK
                       (Cost $404,482,732)            468,929,843
                                                   ==============

COMMON STOCKS (39.5%)
                       CONSUMER DISCRETIONARY (13.5%)
       447,000         Carnival Corp.(f)               21,138,630
       490,000         eBay, Inc.(a)(f)                45,050,600
     1,660,000 GBP     Enterprise Inns, PLC            17,149,729
       260,000         Genuine Parts Company            9,978,800
       990,000         Harley-Davidson, Inc.(f)        58,845,600
     1,940,000         Home Depot, Inc.                76,048,000
     1,900,000         International Game
                       Technology(f)                   68,305,000
     1,600,000         McDonald's Corp.                44,848,000
     1,010,000         Nordstrom, Inc.(f)              38,622,400
       750,000         Skechers U.S.A.,
                       Inc.(a)(f)                      10,890,000
     1,350,000         Stanley Works(f)                57,415,500
     1,775,000         Starbucks Corp.(a)(f)           80,691,500
     1,030,000         YUM! Brands, Inc.               41,879,800
                                                   --------------
                                                      570,863,559
                                                   --------------
                       CONSUMER STAPLES (2.3%)
     3,500,000         Archer-Daniels-Midland
                       Company                         59,430,000
     1,650,000         Sara Lee Corp.                  37,719,000
                                                   --------------
                                                       97,149,000
                                                   --------------
                       ENERGY (1.4%)
       345,000         Anadarko Petroleum Corp.        22,894,200
       529,500         Plains Exploration &
                       Production Company(a)(f)        12,633,870
       736,666         XTO Energy, Inc.                23,926,912
                                                   --------------
                                                       59,454,982
                                                   --------------
                       FINANCIALS (4.9%)
       430,000         Allstate Corp.                  20,635,700
       640,000         American Financial Group,
                       Inc.(f)                         19,129,600
     1,140,000         Countrywide Financial
                       Corp.(f)                        44,904,600
       470,000         Safeco Corp.                    21,455,500
       375,000         Torchmark Corp.                 19,942,500
     2,070,000         Washington Mutual, Inc.(f)      80,895,600
                                                   --------------
                                                      206,963,500
                                                   --------------
                       HEALTH CARE (3.8%)
       775,000         Bausch & Lomb, Inc.(f)          51,498,750
       875,000         Biomet, Inc.(f)                 41,020,000
       900,000         UnitedHealth Group,
                       Inc.(f)                         66,366,000
                                                   --------------
                                                      158,884,750
                                                   --------------
                       INDUSTRIALS (3.6%)
     2,750,000         Cendant Corp.                   59,400,000
       200,000         General Dynamics Corp.          20,420,000

               See accompanying Notes to Schedule of Investments.             29

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

   NUMBER OF
     SHARES                                            VALUE
-----------------------------------------------------------------
  0_x1,030,000         H&R Block, Inc.(f)          $   50,902,600
       336,000         L-3 Communications
                       Holdings(f)                     22,512,000
                                                   --------------
                                                      153,234,600
                                                   --------------
                       INFORMATION TECHNOLOGY (7.2%)
       600,000         Anixter International,
                       Inc.(f)                         21,054,000
       930,000         Autodesk, Inc.                  45,225,900
     1,200,000         Electronic Arts,
                       Inc.(a)(f)                      55,188,000
       800,000         Infosys Technologies,
                       Ltd.(f)                         45,280,000
     1,400,000         Juniper Networks,
                       Inc.(a)(f)                      33,040,000
     2,276,000         Microsoft Corp.(f)              62,931,400
     3,000,000 EUR     Nokia Corp.                     41,259,651
                                                   --------------
                                                      303,978,951
                                                   --------------
                       MATERIALS (1.2%)
     1,400,000         Monsanto Company                50,988,000
                                                   --------------
                       UTILITIES (1.6%)
     7,000,000         AES Corp.(a)(f)                 69,930,000
                                                   --------------
                       TOTAL COMMON STOCKS
                       (Cost $1,485,566,827)        1,671,447,342
                                                   ==============

  NUMBER OF
  CONTRACTS
                                                       VALUE
-----------------------------------------------------------------
OPTIONS (0.1%)
                       FINANCIALS (0.1%)
         1,280         NASDAQ 100 Index(a)(h)
                       Put, 12/17/04, Strike
                       1,250.00                         1,612,800
         2,500         S&P 500 Index(a)(h)
                       Put, 12/17/04, Strike
                       1,005.00                         1,225,000
                                                   --------------
                                                        2,837,800
                                                   --------------
                       TOTAL OPTIONS
                       (Cost $11,132,660)               2,837,800
                                                   ==============

   PRINCIPAL
     AMOUNT                                            VALUE
-----------------------------------------------------------------
SHORT TERM INVESTMENTS (2.8%)
  $ 35,000,000         Citigroup, Inc.
                       1.700%, 10/01/04            $   35,000,000
     8,256,000         Exxon Mobil Corporation
                       1.700%, 10/01/04                 8,256,000
    75,000,000         UBS Finance, Inc.
                       1.880%, 10/01/04                75,000,000
                                                   --------------
                       TOTAL SHORT TERM
                       INVESTMENTS
                       (Cost $118,256,000)            118,256,000
                                                   ==============

  NUMBER OF
    SHARES                                            VALUE
-----------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON
LOAN (22.3%)
   942,829,756         Bank of New York
                       Institutional
                       Cash Reserve Fund(d)
                       current rate 1.814%            942,829,756
                       TOTAL INVESTMENT OF CASH
                       COLLATERAL
                       FOR SECURITIES ON LOAN
                       (Cost $942,829,756)            942,829,756
                                                   ==============

TOTAL INVESTMENTS (122.3%)
(Cost $4,819,823,412)                               5,166,539,939
                                                   ==============
LIABILITIES, LESS OTHER ASSETS (-22.3%)              (941,393,863)
                                                   --------------
NET ASSETS (100.0%)                                $4,225,146,076
                                                   ==============

 30            See accompanying Notes to Schedule of Investments.

                         GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
CORPORATE BONDS (1.5%)
                   CONSUMER DISCRETIONARY (0.4%)
$    280,000 GBP   EMI Group, PLC
                   9.750%, 05/20/08                 $    545,708
     375,000 EUR   Waterford Wedgewood, PLC(b)
                   9.875%, 12/01/10                      407,531
                                                    ------------
                                                         953,239
                                                    ------------
                   CONSUMER STAPLES (0.2%)
     470,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                      512,300
                                                    ------------
                   INDUSTRIALS (0.4%)
     850,000       Hutchison Whampoa, Ltd.(b)
                   6.250%, 01/24/14                      874,098
                                                    ------------
                   MATERIALS (0.2%)
     460,000 EUR   HeidelbergCement Finance(b)
                   7.375%, 07/15/10                      637,827
                                                    ------------
                   UTILITIES (0.3%)
   1,000,000       Calpine Corp.(f)
                   8.500%, 05/01/08                      695,000
                                                    ------------
                   TOTAL CORPORATE BONDS
                   (Cost $3,526,438)                   3,672,464
                                                    ============

CONVERTIBLE BONDS (48.9%)
                   CONSUMER DISCRETIONARY (17.9%)
   1,850,000 EUR   Adidas-Salomon, AG
                   2.500%, 10/08/18                    2,891,150
   1,260,050 AUD   APN News & Media, Ltd.
                   7.250%, 10/31/08                    1,117,438
   2,700,000       Aristocrat Leisure Ltd.
                   5.000%, 05/31/06                    3,690,164
   1,000,000       Best Buy Company, Inc.(f)
                   2.250%, 01/15/22                    1,068,750
   2,500,000       Carnival Corp.(f)
                   0.000%, 10/24/21                    2,040,625
 110,000,000 JPY   Casio Computer Company
                   0.000%, 09/30/10                    1,086,332
     730,000       Citadel Broadcasting Corp.(b)
                   1.875%, 02/15/11                      612,288
     650,000       CKE Restaurants, Inc.
                   4.000%, 10/01/23                      963,625
   1,800,000 EUR   Continental Gummi Finance, BV
                   1.625%, 05/19/11                    2,376,631
     660,000       Gap, Inc.
                   5.750%, 03/15/09                      808,500
   1,125,000       General Motors Corp.(c)
                   5.250%, 03/06/32                    1,075,950
   1,450,000       Goodyear Tire & Rubber
                   Company(b)
                   4.000%, 06/15/34                    1,701,938
   2,100,000 GBP   Hilton Group, PLC
                   3.375%, 10/02/10                    4,429,446
     500,000       International Game
                   Technology(b)
                   0.000%, 01/29/33                      397,500

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
$  1,700,000       J.C. Penney Company, Inc.
                   5.000%, 10/15/08                 $  2,112,250
                   Liberty Media Corp. (Time
                   Warner)
     600,000       0.750%, 03/30/23                      647,250
     500,000       0.750%, 03/30/23(b)                   539,375
 260,000,000 JPY   Pioneer Corp.
                   0.000%, 03/04/11                    2,278,665
   2,410,000 EUR   Prisa Finance, NL
                   1.750%, 12/19/08                    3,482,066
                   Royal Caribbean Cruises, Ltd.
     825,000       0.000%, 02/02/21                      439,313
     550,000       0.000%, 05/18/21(f)                   388,438
             JPY   Sony Corp.
 175,000,000       1.400%, 03/31/05                    1,637,935
  90,000,000       0.000%, 12/18/08                      811,084
 300,000,000 JPY   Suzuki Motor Corp.
                   0.000%, 03/31/10                    3,064,827
   2,000,000       Walt Disney Company(f)
                   2.125%, 04/15/23                    2,062,500
 140,000,000 JPY   Yamada Denki Company
                   0.000%, 09/28/07                    1,482,386
                                                    ------------
                                                      43,206,426
                                                    ------------
                   CONSUMER STAPLES (2.3%)
     600,000       Korea Tobacco & Ginseng
                   2.000%, 10/31/06                      975,000
   2,300,000       Nestle Australia, Ltd.
                   3.000%, 05/09/05                    2,422,277
   1,225,000 EUR   Royal Numico, NV
                   3.000%, 07/11/10                    2,127,583
                                                    ------------
                                                       5,524,860
                                                    ------------
                   ENERGY (2.2%)
   1,125,000 EUR   Mediobanca International, Ltd.
                   2.000%, 06/21/06                    1,475,253
   1,000,000       Nabors Industries, Inc.
                   0.000%, 06/15/23                      958,750
                   Repsol Ypf, SA
     900,000       4.500%, 01/26/11                    1,011,260
     700,000       4.500%, 01/26/11(b)(f)                786,547
     930,000       Schlumberger, NV (Schlumberger,
                   Ltd.)(f)
                   2.125%, 06/01/23                    1,004,400
                                                    ------------
                                                       5,236,210
                                                    ------------
                   FINANCIALS (2.6%)
   1,850,000       American Financial Group, Inc.
                   1.486%, 06/02/33                      779,312
     850,000       Host Marriott Corp.(b)
                   3.250%, 03/15/24                      882,938
   3,300,000       Morgan Stanley
                   (Bristol Myers, Biogen, Merck)
                   0.250%, 04/01/09                    3,064,875
   1,100,000       Providian Financial Corp.
                   2.750%, 03/15/16                    1,293,875
     375,000       Travelers Property Casualty
                   Corp.(c)
                   4.500%, 04/15/32                      340,200
                                                    ------------
                                                       6,361,200
                                                    ------------

               See accompanying Notes to Schedule of Investments.             31

                         GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
                   HEALTH CARE (5.0%)
$  1,050,000       Advanced Medical Optics,
                   Inc.(b)
                   2.500%, 07/15/24                 $  1,155,000
   1,500,000       Cytyc Corp.(b)
                   2.250%, 03/15/24                    1,693,125
   3,900,000 EUR   Essilor International
                   1.500%, 07/02/10                    2,929,995
                   Health Management Associates,
                   Inc.
   2,200,000       1.500%, 08/01/23                    2,277,000
     180,000       0.000%, 01/28/22(b)                   157,275
     105,000       0.000%, 01/28/22                       91,744
     625,000       Invitrogen Corp.(b)
                   2.000%, 08/01/23                      690,625
     330,000       QLT, Inc.(b)
                   3.000%, 09/15/23                      408,788
   2,800,000       Teva Pharmaceutical Industries,
                   Ltd.
                   0.500%, 02/01/24                    2,705,500
                                                    ------------
                                                      12,109,052
                                                    ------------
                   INDUSTRIALS (8.7%)
   1,650,000 EUR   Bank Austria, AG
                   1.250%, 01/15/07                    2,631,990
   2,700,000 EUR   BMW Finance, NV
                   1.875%, 12/18/08                    3,880,402
   1,700,000       Cendant Corp.
                   3.875%, 11/27/11                    1,719,125
   3,375,000 CHF   Geberit, AG
                   1.000%, 06/14/10                    2,965,150
   1,600,000 EUR   Kredit Wiederauf (Deutsche
                   Post, AG)
                   0.875%, 01/08/07                    1,959,823
     800,000       L-3 Communications
                   Holdings(f)(g)
                   4.400%, 09/15/11                    1,003,000
   2,000,000 EUR   Siemens, AG
                   1.375%, 06/04/10                    2,861,854
                   Tyco International, Ltd.
   2,100,000       2.750%, 01/15/18                    2,953,125
     760,000       2.750%, 01/15/18(b)                 1,068,750
                                                    ------------
                                                      21,043,219
                                                    ------------
                   INFORMATION TECHNOLOGY (5.6%)
   2,000,000       Agilent Technologies,
                   Inc.(f)(g)
                   3.000%, 12/01/21                    2,015,000
     650,000       ASML Holding, NV
                   5.750%, 10/15/06                      714,025
 235,000,000 JPY   Citizen Watch Company
                   0.000%, 10/07/09                    2,899,593
   2,300,000       Hon Hai Precision Industry Co.,
                   Ltd.
                   0.000%, 08/08/08                    2,383,899
     500,000 EUR   Infineon Technologies, AG
                   5.000%, 06/05/10                      710,547
     520,000       Juniper Networks, Inc.(b)
                   0.000%, 06/15/08                      712,400
   1,000,000       Micron Technology, Inc.
                   2.500%, 02/01/10                    1,210,000

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
$    150,000       Symantec Corp.(b)
                   3.000%, 11/01/06                 $    483,000
 250,000,000 JPY   Toshiba Corp.
                   0.000%, 07/21/11                    2,350,698
                                                    ------------
                                                      13,479,162
                                                    ------------
                   MATERIALS (4.4%)
   2,610,000       Anglo American, PLC
                   3.375%, 04/17/07                    3,067,422
     700,000       Freeport-McMoRan Copper & Gold,
                   Inc.
                   7.000%, 02/11/11                    1,106,875
     935,000       Givaudan, SA
                   1.000%, 06/07/06                    1,789,595
   1,100,000       Lonmin, PLC
                   3.750%, 09/30/08                    1,311,164
     620,000 EUR   Mediobanca International, Ltd.
                   (Ciments Francais)
                   2.000%, 09/18/06                      923,311
   1,750,000 EUR   Osterreichische
                   Industrieholding
                   Aktiengesellschaft, Vienna
                   1.500%, 10/02/06                    2,586,003
                                                    ------------
                                                      10,784,370
                                                    ------------
                   TELECOMMUNICATION SERVICES (0.2%)
     320,000 GBP   BAE Systems, PLC
                   3.750%, 07/21/06                      609,190
                                                    ------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $120,568,852)               118,353,689
                                                    ============

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (3.7%)
                   CONSUMER DISCRETIONARY (1.1%)
      51,000       Ford Motor Company Capital
                   Trust II
                   6.500%                              2,666,280
                                                    ------------
                   ENERGY (0.6%)
      34,000       Valero Energy Corp.
                   2.000%                              1,364,250
                                                    ------------
                   FINANCIALS (0.7%)
      38,500       Genworth Financial, Inc.
                   6.000%                              1,124,200
       9,550       Washington Mutual, Inc.
                   5.375%                                520,953
                                                    ------------
                                                       1,645,153
                                                    ------------
                   HEALTH CARE (0.3%)
       8,500       Anthem, Inc.
                   6.000%                                850,850
                                                    ------------
                   INFORMATION TECHNOLOGY (0.7%)
      34,000       Motorola, Inc.
                   7.000%                              1,702,720
                                                    ------------

 32            See accompanying Notes to Schedule of Investments.

                         GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
                   MATERIALS (0.3%)
       4,000       Phelps Dodge Corp.
                   6.750%                           $    774,960
                                                    ------------
                   TOTAL CONVERTIBLE PREFERRED
                   STOCKS
                   (Cost $7,317,839)                   9,004,213
                                                    ============
COMMON STOCKS (41.5%)
                   CONSUMER DISCRETIONARY (13.2%)
      48,500 DKK   Bang & Olufsen A/S                  2,826,170
     123,000 EUR   Bulgari, SPA                        1,226,602
     150,000       China Yuchai International,
                   Ltd.(a)(f)                          2,089,500
      13,750       eBay, Inc.(a)                       1,264,175
     228,000 GBP   Enterprise Inns, PLC                2,355,505
      36,000       Harley-Davidson, Inc.               2,139,840
      59,000 JPY   Honda Motor Company, Ltd.           2,861,552
     287,000 GBP   Johnston Press, PLC                 2,891,453
      98,500 GBP   Next, PLC                           2,913,597
       4,600 EUR   Puma, AG                            1,233,916
      74,500       Starbucks Corp.(a)(f)               3,386,770
     103,000 CHF   Swatch Group, AG                    2,841,667
     183,000 JPY   Yamaha Motor Corp.                  2,766,247
      28,500       YUM! Brands, Inc.                   1,158,810
                                                    ------------
                                                      31,955,804
                                                    ------------
                   CONSUMER STAPLES (2.6%)
     117,000 JPY   KAO Corp.                           2,587,233
      30,100 DKK   Ostasiatiske Kompagni               1,329,172
      87,000 JPY   Seven-Eleven Japan Company,
                   Ltd.                                2,486,086
                                                    ------------
                                                       6,402,491
                                                    ------------
                   ENERGY (2.7%)
      12,500 EUR   OMV, AG                             2,886,642
      34,000       PetroChina Company, Ltd.(f)         1,827,840
      55,000       Petrokazakhstan, Inc.               1,884,850
                                                    ------------
                                                       6,599,332
                                                    ------------
                   FINANCIALS (1.3%)
      77,500       Washington Mutual, Inc.             3,028,700
                                                    ------------
                   HEALTH CARE (8.8%)
      37,000       Alcon, Inc.(f)                      2,967,400
      25,000       Biomet, Inc.(f)                     1,172,000
     151,400 SEK   Getinge, AB                         1,845,785
      51,000 EUR   Merck KGaA                          2,919,201
      87,700 CHF   Phonak Holding, AG                  2,820,036
      18,300 CHF   Straumann Holding, AG               3,892,195
      65,000 JPY   Takeda Chemical Industries          2,953,877
      84,000 JPY   Yamanouchi Pharmaceutical
                   Company                             2,718,038
                                                    ------------
                                                      21,288,532
                                                    ------------

 NUMBER OF
   SHARES                                              VALUE
----------------------------------------------------------------
                   INDUSTRIALS (1.7%)
      49,000       Cendant Corp.                    $  1,058,400
      38,000 JPY   FANUC, Ltd.                         2,004,283
       3,600 CHF   Schindler Holding, Ltd.             1,119,794
                                                    ------------
                                                       4,182,477
                                                    ------------
                   INFORMATION TECHNOLOGY (7.3%)
      27,000       Autodesk, Inc.                      1,313,010
      43,000 JPY   Canon, Inc.                         2,022,008
      45,000       Electronic Arts, Inc.(a)            2,069,550
      80,000       Infosys Technologies, Ltd.(f)       4,528,000
      25,000 JPY   Nintendo Company, Ltd.              3,056,542
     340,000 EUR   Nokia Corp.                         4,676,094
                                                    ------------
                                                      17,665,204
                                                    ------------
                   MATERIALS (2.7%)
       5,700 CHF   Givaudan, SA                        3,472,859
      69,000 DKK   Novozymes, A/S                      3,113,757
                                                    ------------
                                                       6,586,616
                                                    ------------
                   UTILITIES (1.2%)
     280,000       AES Corp.(a)                        2,797,200
                                                    ------------
                   TOTAL COMMON STOCKS
                   (Cost $87,939,341)                100,506,356
                                                    ============

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
OPTIONS (0.1%)
                   FINANCIALS (0.1%)
          55       NASDAQ 100 Index(a)(h)
                   Put, 12/17/04, Strike 1,250.00         69,300
         120       S&P 500 Index(a)(h)
                   Put, 12/17/04, Strike 1,005.00         58,800
                                                    ------------
                   TOTAL OPTIONS
                   (Cost $507,500)                       128,100
                                                    ============

 PRINCIPAL
   AMOUNT                                              VALUE
----------------------------------------------------------------
SHORT TERM INVESTMENT (3.4%)
$  8,265,000       Exxon Mobil Corp.
                   1.700%, 10/01/04                    8,265,000
                                                    ------------
                   TOTAL SHORT TERM INVESTMENT
                   (Cost $8,265,000)                   8,265,000
                                                    ============

               See accompanying Notes to Schedule of Investments.             33

                         GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)
 NUMBER OF
   SHARES                                              VALUE

----------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON
LOAN (9.5%)
  22,822,359       Bank of New York Institutional
                   Cash Reserve Fund(d)
                   current rate 1.814%              $ 22,822,359
                                                    ------------
                   TOTAL INVESTMENT OF CASH
                   COLLATERAL FOR SECURITIES ON
                   LOAN
                   (Cost $22,822,359)                 22,822,359
                                                    ============
TOTAL INVESTMENTS (108.6%)
(Cost $250,947,329)                                  262,752,181
                                                    ============
LIABILITIES, LESS OTHER ASSETS (-8.6%)               (20,848,688)
                                                    ------------
NET ASSETS (100.0%)                                 $241,903,493
                                                    ============

 34            See accompanying Notes to Schedule of Investments.

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
CORPORATE BONDS (72.1%)
                  CONSUMER DISCRETIONARY (16.4%)
$   527,000       Aztar Corp.(b)
                  7.875%, 06/15/14                  $    561,255
  1,449,000       Blockbuster, Inc.(b)
                  9.000%, 09/01/12                     1,510,583
    878,000       CanWest Media, Inc.
                  7.625%, 04/15/13                       948,240
                  Charter Communications, Inc.
    747,000       9.625%, 11/15/09                       591,998
    439,000       11.125%, 01/15/11                      357,785
    439,000       10.000%, 04/01/09                      357,785
    439,000       DIRECTV Financing Company, Inc.
                  8.375%, 03/15/13                       501,558
  1,318,000 GBP   EMI Group, PLC
                  9.750%, 05/20/08                     2,568,727
                  General Motors Corp.(f)
    527,000       8.250%, 07/15/23                       555,701
    176,000       7.125%, 07/15/13                       184,024
    878,000       Hasbro, Inc.
                  6.600%, 07/15/28                       886,780
    439,000       Hilton Hotels Corp.(f)
                  7.625%, 12/01/12                       512,532
    439,000       Houghton Mifflin Company(f)
                  9.875%, 02/01/13                       463,145
    769,000       Hovnanian Enterprises, Inc.(f)
                  7.750%, 05/15/13                       832,442
                  Intrawest Corp.
    878,000       7.500%, 10/15/13(b)                    914,217
    659,000       10.500%, 02/01/10                      715,015
    562,000       Isle of Capri Casinos, Inc.
                  9.000%, 03/15/12                       626,630
  1,362,000       Jarden Corp.
                  9.750%, 05/01/12                     1,511,820
  1,581,000       La Quinta Corp.(f)
                  8.875%, 03/15/11                     1,778,625
    878,000       Mandalay Resort Group(f)
                  7.625%, 07/15/13                       935,070
  2,196,000       Oxford Industries, Inc.
                  8.875%, 06/01/11                     2,393,640
    220,000       Phillips-Van Heusen Corp.
                  8.125%, 05/01/13                       236,500
  1,318,000       Pinnacle Entertainment, Inc.(f)
                  8.750%, 10/01/13                     1,357,540
    132,000       RH Donnelley Financial Corp.(b)
                  10.875%, 12/15/12                      160,710
    878,000       Riddell Bell Holdings, Inc.(b)
                  8.375%, 10/01/12                       896,657
  1,067,000       Royal Caribbean Cruises, Ltd.
                  8.750%, 02/02/11                     1,251,057
    264,000       Russell Corp.
                  9.250%, 05/01/10                       287,760
    769,000       Saks, Inc.(f)
                  8.250%, 11/15/08                       849,745
  1,581,000       Spanish Broadcasting System,
                  Inc.
                  9.625%, 11/01/09                     1,664,002
  1,318,000       Steinway Musical Instruments,
                  Inc.
                  8.750%, 04/15/11                     1,443,210

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$   685,000       Stoneridge, Inc.
                  11.500%, 05/01/12                 $    779,187
    769,000       Toys "R" Us, Inc.(f)
                  7.625%, 08/01/11                       772,845
  1,054,000       Vail Resorts, Inc.
                  6.750%, 02/15/14                     1,069,810
    439,000 GBP   Warner Music Group(b)
                  8.125%, 04/15/14                       818,224
    637,000 EUR   Waterford Wedgewood, PLC(b)
                  9.875%, 12/01/10                       692,260
    791,000       WCI Communities, Inc.
                  7.875%, 10/01/13                       842,415
                                                    ------------
                                                      32,829,494
                                                    ------------
                  CONSUMER STAPLES (9.8%)
    439,000       Alimentation Couche-Tard, Inc.
                  7.500%, 12/15/13                       469,730
  1,757,000       Central Garden & Pet Company
                  9.125%, 02/01/13                     1,937,093
    966,000       Chattem, Inc.
                  7.000%, 03/01/14                       987,735
  1,318,000       Chiquita Brands International,
                  Inc.(b)
                  7.500%, 11/01/14                     1,324,590
    878,000       Del Monte Foods Company
                  8.625%, 12/15/12                       981,165
  1,757,000       DIMON, Inc.(f)
                  7.750%, 06/01/13                     1,721,860
                  Dole Food Company, Inc.
  1,230,000       8.875%, 03/15/11                     1,343,775
    878,000       7.250%, 06/15/10(f)                    910,925
  2,196,000       Jean Coutu Group, Inc.(b)(f)
                  8.500%, 08/01/14                     2,190,510
    791,000       Pinnacle Foods Holding(b)(f)
                  8.250%, 12/01/13                       749,472
    791,000       Playtex Products, Inc.
                  8.000%, 03/01/11                       842,415
  1,625,000       Rayovac Corp.
                  8.500%, 10/01/13                     1,771,250
    878,000 EUR   Remy Cointreau(b)
                  6.500%, 07/01/10                     1,145,000
  2,196,000       Smithfield Foods, Inc.
                  7.750%, 05/15/13                     2,393,640
    791,000       WH Intermediate Holdings, Ltd.
                  9.500%, 04/01/11                       860,212
                                                    ------------
                                                      19,629,372
                                                    ------------
                  ENERGY (7.9%)
    878,000       Chesapeake Energy Corp.
                  6.875%, 01/15/16                       921,900
  1,318,000       Comstock Resources, Inc.
                  6.875%, 03/01/12                     1,357,540
  2,196,000       General Maritime Corp.(f)
                  10.000%, 03/15/13                    2,506,185
                  Giant Industries, Inc.
    263,000       8.000%, 05/15/14                       302,450
    439,000       11.000%, 05/15/12                      449,975
  1,581,000       KCS Energy, Inc.
                  7.125%, 04/01/12                     1,660,050

               See accompanying Notes to Schedule of Investments.             35

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$ 1,625,000       Overseas Shipholding Group, Inc.
                  7.500%, 02/15/24                  $  1,586,406
  1,515,000       Paramount Resources, Ltd.
                  7.875%, 11/01/10                     1,621,050
  1,493,000       Petroleo Brasileiro, SA
                  8.375%, 12/10/18                     1,496,733
                  Premcor, Inc.
    878,000       7.500%, 06/15/15                       948,240
    527,000       9.500%, 02/01/13                       623,177
    878,000       Range Resources Corp.
                  7.375%, 07/15/13                       926,290
  1,318,000       Swift Energy Company
                  9.375%, 05/01/12                     1,482,750
                                                    ------------
                                                      15,882,746
                                                    ------------
                  FINANCIALS (5.7%)
  1,933,000       GATX Corp.
                  8.875%, 06/01/09                     2,246,160
    878,000       Host Marriott Corp.
                  7.125%, 11/01/13                       926,290
  2,196,000       Leucadia National Corp.
                  7.000%, 08/15/13                     2,196,000
  2,196,000       LNR Property Corp.
                  7.625%, 07/15/13                     2,415,600
    264,000       Omega Healthcare Investors,
                  Inc.(b)(f)
                  7.000%, 04/01/14                       269,280
  1,318,000       REFCO Group, Ltd.(b)
                  9.000%, 08/01/12                     1,413,555
  1,757,000       Senior Housing Properties Trust
                  7.875%, 04/15/15                     1,915,130
                                                    ------------
                                                      11,382,015
                                                    ------------
                  HEALTH CARE (5.3%)
  1,977,000       Alpharma, Inc.(b)
                  8.625%, 05/01/11                     2,036,310
  1,493,000       Ameripath, Inc.
                  10.500%, 04/01/13                    1,530,325
  1,757,000       Ardent Health Services, Inc.
                  10.000%, 08/15/13                    1,809,710
  1,107,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                     1,176,050
    878,000       Beverly Enterprises, Inc.(b)
                  7.875%, 06/15/14                       943,850
    878,000       Bio-Rad Laboratories, Inc.
                  7.500%, 08/15/13                       948,240
    791,000       Quintiles Transitional Corp.
                  10.000%, 10/01/13                      842,415
  1,318,000       Vanguard Health Systems, Inc.(b)
                  9.000%, 10/01/14                     1,327,885
                                                    ------------
                                                      10,614,785
                                                    ------------
                  INDUSTRIALS (9.9%)
    878,000 EUR   AGCO Corp.
                  6.875%, 04/15/14                     1,079,571
    878,000       AMR Corp.(b)
                  7.250%, 02/05/09                       812,150
  1,318,000       Armor Holdings, Inc.
                  8.250%, 08/15/13                     1,459,685
  2,636,000       CNH Global, NV(b)
                  9.250%, 08/01/11                     2,965,500

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$   703,000       General Cable Corp.
                  9.500%, 11/15/10                  $    783,845
  1,010,000       Hutchison Whampoa, Ltd.(b)
                  6.250%, 01/24/14                     1,038,634
  1,757,000       JLG Industries, Inc.
                  8.250%, 05/01/08                     1,879,990
    615,000       Laidlaw Global Securities, Inc.
                  10.750%, 06/15/11                      704,944
  1,054,000 EUR   Legrand Holding, SA
                  11.000%, 02/15/13                    1,580,700
  1,757,000       Mobile Mini, Inc.
                  9.500%, 07/01/13                     1,959,055
    527,000       Monitronics International,
                  Inc.(b)
                  11.750%, 09/01/10                      577,065
  1,054,000       Orbital Sciences Corp.
                  9.000%, 07/15/11                     1,177,845
  2,196,000       Terex Corp.
                  7.375%, 01/15/14                     2,316,780
  1,757,000       United Rentals, Inc.(f)
                  7.000%, 02/15/14                     1,568,123
                                                    ------------
                                                      19,903,887
                                                    ------------
                  INFORMATION TECHNOLOGY (3.8%)
  1,757,000       Avnet, Inc.
                  9.750%, 02/15/08                     1,998,588
    878,000       Celestica, Inc.
                  7.875%, 07/01/11                       915,315
  1,318,000       Freescale Semiconductor, Inc.(b)
                  7.125%, 07/15/14                     1,377,310
    878,000       Iron Mountain, Inc.
                  6.625%, 01/01/16                       860,440
  2,196,000       Xerox Corp.
                  7.625%, 06/15/13                     2,382,660
                                                    ------------
                                                       7,534,313
                                                    ------------
                  MATERIALS (11.8%)
    878,000       Arch Coal, Inc.(b)(f)
                  7.250%, 07/01/13                       948,240
  1,186,000       Buckeye Technologies, Inc.(f)
                  8.500%, 10/01/13                     1,280,880
  2,635,000       Equistar Chemicals, LP(f)
                  10.625%, 05/01/11                    3,017,075
  1,318,000       Freeport-McMoRan
                  Copper & Gold, Inc.(f)
                  10.125%, 02/01/10                    1,497,578
  1,801,000       Georgia-Pacific Corp.(f)
                  8.125%, 05/15/11                     2,089,160
    878,000       Graham Packaging Holdings
                  Company(b)
                  9.875%, 10/15/14                       897,755
  1,055,000 EUR   HeidelbergCement Finance(b)
                  7.375%, 07/15/10                     1,462,843
    748,000       IMCO Recycling, Inc.
                  10.375%, 10/15/10                      826,540
  1,098,000       Ispat International, NV
                  9.750%, 04/01/14                     1,216,035
  2,548,000       Polyone Corp.(f)
                  10.625%, 05/15/10                    2,802,800

 36            See accompanying Notes to Schedule of Investments.

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$ 1,054,000       Pope & Talbot, Inc.
                  8.375%, 06/01/13                  $  1,106,700
  1,318,000       Steel Dynamics, Inc.
                  9.500%, 03/15/09                     1,469,570
  1,933,000       Texas Industries, Inc.(f)
                  10.250%, 06/15/11                    2,232,615
  1,757,000       U.S. Concrete, Inc.
                  8.375%, 04/01/14                     1,844,850
                  Union Carbide Corp.(f)
    439,000       7.875%, 04/01/23                       430,220
    220,000       7.500%, 06/01/25                       211,200
    221,000       6.700%, 04/01/09                       223,210
                                                    ------------
                                                      23,557,271
                                                    ------------
                  TELECOMMUNICATION SERVICES (0.2%)
    439,000       IPCS Escrow Company(b)
                  11.500%, 05/01/12                      463,145
                                                    ------------
                  UTILITIES (1.3%)
                  Calpine Corp.(f)
  2,934,000       7.750%, 04/15/09                     1,892,430
    878,000       8.500%, 05/01/08                       610,210
                                                    ------------
                                                       2,502,640
                                                    ------------
                  TOTAL CORPORATE BONDS
                  (Cost $135,781,919)                144,299,668
                                                    ============

CONVERTIBLE BONDS (2.6%)
                  INFORMATION TECHNOLOGY (1.6%)
  1,000,000       Agilent Technologies(f)(g)
                  3.000%, 12/01/21                     1,007,500
    850,000       Corning Inc (Oak Ind) Reg(f)
                  4.875%, 03/01/08                       878,687
                  Lucent Tech, Inc.
  1,125,000       8.000%, 08/01/31(f)                  1,223,438
    150,000       8.000%, 08/01/31(b)                    163,125
                                                    ------------
                                                       3,272,750
                                                    ------------
                  INDUSTRIALS (1.0%)
  1,500,000       Tyco International, Ltd.(f)
                  2.750%, 1/15/18                      2,109,375
                                                    ------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $4,748,546)                    5,382,125
                                                    ============
SYNTHETIC CONVERTIBLE SECURITIES (11.8%)
                  BONDS (10.0%)
                  CONSUMER DISCRETIONARY (2.3%)
     73,000       Aztar Corp.(b)
                  7.875%, 06/15/14                        77,745
    201,000       Blockbuster, Inc.(b)
                  9.000%, 09/01/12                       209,543
    122,000       CanWest Media, Inc.
                  7.625%, 04/15/13                       131,760
                  Charter Communications, Inc.
    103,000       9.625%, 11/15/09                        81,627
     61,000       11.125%, 01/15/11                       49,715
     61,000       10.000%, 04/01/09                       49,715
     61,000       DIRECTV Financing Company, Inc.
                  8.375%, 03/15/13                        69,692
    182,000 GBP   EMI Group, PLC
                  9.750%, 05/20/08                       354,710

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
                  General Motors Corp.(f)
$    73,000       8.250%, 07/15/23                  $     76,976
     24,000       7.125%, 07/15/13                        25,094
    122,000       Hasbro, Inc.
                  6.600%, 07/15/28                       123,220
     61,000       Hilton Hotels Corp.(f)
                  7.625%, 12/01/12                        71,218
     61,000       Houghton Mifflin Company(f)
                  9.875%, 02/01/13                        64,355
    106,000       Hovnanian Enterprises, Inc.(f)
                  7.750%, 05/15/13                       114,745
                  Intrawest Corp.
    122,000       7.500%, 10/15/13(b)                    127,033
     91,000       10.500%, 02/01/10                       98,735
     78,000       Isle of Capri Casinos, Inc.
                  9.000%, 03/15/12                        86,970
    188,000       Jarden Corp.
                  9.750%, 05/01/12                       208,680
    219,000       La Quinta Corp.(f)
                  8.875%, 03/15/11                       246,375
    122,000       Mandalay Resort Group(f)
                  7.625%, 07/15/13                       129,930
    304,000       Oxford Industries, Inc.
                  8.875%, 06/01/11                       331,360
     30,000       Phillips-Van Heusen Corp.
                  8.125%, 05/01/13                        32,250
    182,000       Pinnacle Entertainment, Inc.(f)
                  8.750%, 10/01/13                       187,460
     18,000       RH Donnelley Financial Corp.(b)
                  10.875%, 12/15/12                       21,915
    122,000       Riddell Bell Holdings, Inc.(b)
                  8.375%, 10/01/12                       124,592
    148,000       Royal Caribbean Cruises, Ltd.
                  8.750%, 02/02/11                       173,530
     36,000       Russell Corp.
                  9.250%, 05/01/10                        39,240
    106,000       Saks, Inc.(f)
                  8.250%, 11/15/08                       117,130
    219,000       Spanish Broadcasting System,
                  Inc.
                  9.625%, 11/01/09                       230,497
    182,000       Steinway Musical Instruments,
                  Inc.
                  8.750%, 04/15/11                       199,290
     95,000       Stoneridge, Inc.
                  11.500%, 05/01/12                      108,063
    106,000       Toys "R" Us, Inc.(f)
                  7.625%, 08/01/11                       106,530
    146,000       Vail Resorts, Inc.
                  6.750%, 02/15/14                       148,190
     61,000 GBP   Warner Music Group(b)
                  8.125%, 04/15/14                       113,694
     88,000 EUR   Waterford Wedgewood, PLC(b)
                  9.875%, 12/01/10                        95,634
    109,000       WCI Communities, Inc.
                  7.875%, 10/01/13                       116,085
                                                    ------------
                                                       4,543,298
                                                    ------------

               See accompanying Notes to Schedule of Investments.             37

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
                  CONSUMER STAPLES (1.4%)
$    61,000       Alimentation Couche-Tard, Inc.
                  7.500%, 12/15/13                  $     65,270
    243,000       Central Garden & Pet Company
                  9.125%, 02/01/13                       267,908
    134,000       Chattem, Inc.
                  7.000%, 03/01/14                       137,015
    182,000       Chiquita Brands International,
                  Inc.(b)
                  7.500%, 11/01/14                       182,910
    122,000       Del Monte Foods Company
                  8.625%, 12/15/12                       136,335
    243,000       DIMON, Inc.(f)
                  7.750%, 06/01/13                       238,140
                  Dole Food Company, Inc.
    170,000       8.875%, 03/15/11                       185,725
    122,000       7.250%, 06/15/10(f)                    126,575
    304,000       Jean Coutu Group, Inc.(b)(f)
                  8.500%, 08/01/14                       303,240
    109,000       Pinnacle Foods Holding(b)(f)
                  8.250%, 12/01/13                       103,277
    109,000       Playtex Products, Inc.
                  8.000%, 03/01/11                       116,085
    225,000       Rayovac Corp.
                  8.500%, 10/01/13                       245,250
    122,000 EUR   Remy Cointreau(b)
                  6.500%, 07/01/10                       159,100
    304,000       Smithfield Foods, Inc.
                  7.750%, 05/15/13                       331,360
    109,000       WH Intermediate Holdings, Ltd.
                  9.500%, 04/01/11                       118,538
                                                    ------------
                                                       2,716,728
                                                    ------------
                  ENERGY (1.1%)
    122,000       Chesapeake Energy Corp.
                  6.875%, 01/15/16                       128,100
    182,000       Comstock Resources, Inc.
                  6.875%, 03/01/12                       187,460
    304,000       General Maritime Corp.(f)
                  10.000%, 03/15/13                      346,940
                  Giant Industries, Inc.
     61,000       8.000%, 05/15/14                        62,525
     36,000       11.000%, 05/15/12                       41,400
    219,000       KCS Energy, Inc.
                  7.125%, 04/01/12                       229,950
    225,000       Overseas Shipholding Group, Inc.
                  7.500%, 02/15/24                       219,656
    210,000       Paramount Resources, Ltd.
                  7.875%, 11/01/10                       224,700
    207,000       Petroleo Brasileiro, SA
                  8.375%, 12/10/18                       207,518
                  Premcor, Inc.
    122,000       7.500%, 06/15/15                       131,760
     73,000       9.500%, 02/01/13                        86,322
    122,000       Range Resources Corp.
                  7.375%, 07/15/13                       128,710
    182,000       Swift Energy Company
                  9.375%, 05/01/12                       204,750
                                                    ------------
                                                       2,199,791
                                                    ------------

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
                  FINANCIALS (0.8%)
$   267,000       GATX Corp.
                  8.875%, 06/01/09                  $    310,256
    122,000       Host Marriott Corp.
                  7.125%, 11/01/13                       128,710
    304,000       Leucadia National Corp.
                  7.000%, 08/15/13                       304,000
    304,000       LNR Property Corp.
                  7.625%, 07/15/13                       334,400
     36,000       Omega Healthcare Investors,
                  Inc.(b)(f)
                  7.000%, 04/01/14                        36,720
    182,000       REFCO Group, Ltd.(b)
                  9.000%, 08/01/12                       195,195
    243,000       Senior Housing Properties Trust
                  7.875%, 04/15/15                       264,870
                                                    ------------
                                                       1,574,151
                                                    ------------
                  HEALTH CARE (0.7%)
    273,000       Alpharma, Inc.(b)
                  8.625%, 05/01/11                       281,190
    207,000       Ameripath, Inc.
                  10.500%, 04/01/13                      212,175
    243,000       Ardent Health Services, Inc.
                  10.000%, 08/15/13                      250,290
    153,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                       162,544
    122,000       Beverly Enterprises, Inc.(b)
                  7.875%, 06/15/14                       131,150
    122,000       Bio-Rad Laboratories, Inc.
                  7.500%, 08/15/13                       131,760
    109,000       Quintiles Transitional Corp.
                  10.000%, 10/01/13                      116,085
    182,000       Vanguard Health Systems, Inc.(b)
                  9.000%, 10/01/14                       183,365
                                                    ------------
                                                       1,468,559
                                                    ------------
                  INDUSTRIALS (1.4%)
    122,000 EUR   AGCO Corp.
                  6.875%, 04/15/14                       150,009
    122,000       AMR Corp.(b)
                  7.250%, 02/05/09                       112,850
    182,000       Armor Holdings, Inc.
                  8.250%, 08/15/13                       201,565
    364,000       CNH Global, NV(b)
                  9.250%, 08/01/11                       409,500
     97,000       General Cable Corp.
                  9.500%, 11/15/10                       108,155
    140,000       Hutchison Whampoa, Ltd.(b)
                  6.250%, 01/24/14                       143,969
    243,000       JLG Industries, Inc.
                  8.250%, 05/01/08                       260,010
     85,000       Laidlaw Global Securities, Inc.
                  10.750%, 06/15/11                       97,431
    146,000 EUR   Legrand Holding, SA
                  11.000%, 02/15/13                      218,958
    243,000       Mobile Mini, Inc.
                  9.500%, 07/01/13                       270,945
     73,000       Monitronics International,
                  Inc.(b)
                  11.750%, 09/01/10                       79,935

 38            See accompanying Notes to Schedule of Investments.

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
$   146,000       Orbital Sciences Corp.
                  9.000%, 07/15/11                  $    163,155
    304,000       Terex Corp.
                  7.375%, 01/15/14                       320,720
    243,000       United Rentals, Inc.(f)
                  7.000%, 02/15/14                       216,878
                                                    ------------
                                                       2,754,080
                                                    ------------
                  INFORMATION TECHNOLOGY (0.5%)
    243,000       Avnet, Inc.
                  9.750%, 02/15/08                       276,412
    122,000       Celestica, Inc.
                  7.875%, 07/01/11                       127,185
    182,000       Freescale Semiconductor, Inc.(b)
                  7.125%, 07/15/14                       190,190
    122,000       Iron Mountain, Inc.
                  6.625%, 01/01/16                       119,560
    304,000       Xerox Corp.
                  7.625%, 06/15/13                       329,840
                                                    ------------
                                                       1,043,187
                                                    ------------
                  MATERIALS (1.6%)
    122,000       Arch Coal, Inc.(b)(f)
                  7.250%, 07/01/13                       131,760
    164,000       Buckeye Technologies, Inc.(f)
                  8.500%, 10/01/13                       177,120
    365,000       Equistar Chemicals, LP(f)
                  10.625%, 05/01/11                      417,925
    182,000       Freeport-McMoRan
                  Copper & Gold, Inc.(f)
                  10.125%, 02/01/10                      206,798
    249,000       Georgia-Pacific Corp.(f)
                  8.125%, 05/15/11                       288,840
    122,000       Graham Packaging Holdings
                  Company(b)
                  9.875%, 10/15/14                       124,745
    145,000 EUR   HeidelbergCement Finance(b)
                  7.375%, 07/15/10                       201,054
    102,000       IMCO Recycling, Inc.
                  10.375%, 10/15/10                      112,710
    152,000       Ispat International, NV
                  9.750%, 04/01/14                       168,340
    352,000       Polyone Corp.(f)
                  10.625%, 05/15/10                      387,200
    146,000       Pope & Talbot, Inc.
                  8.375%, 06/01/13                       153,300
    182,000       Steel Dynamics, Inc.
                  9.500%, 03/15/09                       202,930
    267,000       Texas Industries, Inc.(f)
                  10.250%, 06/15/11                      308,385
    243,000       U.S. Concrete, Inc.
                  8.375%, 04/01/14                       255,150
                  Union Carbide Corp.(f)
     61,000       7.875%, 04/01/23                        59,780
     30,000       7.500%, 06/01/25                        28,800
     29,000       6.700%, 04/01/09                        29,290
                                                    ------------
                                                       3,254,127
                                                    ------------

 PRINCIPAL
  AMOUNT                                               VALUE
----------------------------------------------------------------
                  TELECOMMUNICATION SERVICES (0.0%)
$    61,000       IPCS Escrow Company(b)
                  11.500%, 05/01/12                 $     64,355
                                                    ------------
                  UTILITIES (0.2%)
                  Calpine Corp.(f)
    406,000       7.750%, 04/15/09                       261,870
    122,000       8.500%, 05/01/08                        84,790
                                                    ------------
                                                         346,660
                                                    ------------
                  TOTAL BONDS                         19,964,936
                                                    ------------

 NUMBER OF
 CONTRACTS                                             VALUE
----------------------------------------------------------------
                  OPTIONS (1.8%)
                  CONSUMER DISCRETIONARY (0.7%)
        600       Carnival Corp.(a)
                  Call, 1/21/06, Strike 45.00            420,000
        500       Nike, Inc.(a)
                  Call, 1/21/06, Strike 80.00            400,000
        600       Starbucks Corp.(a)
                  Call, 1/21/06, Strike 40.00            573,000
                                                    ------------
                                                       1,393,000
                                                    ------------
                  CONSUMER STAPLES (0.4%)
        600       Altria Group, Inc.(a)
                  Call, 1/21/06, Strike 55.00            141,000
        700       Coca-Cola Company(a)
                  Call, 1/21/06, Strike 50.00             38,500
        850       Gillette Company(a)
                  Call, 1/21/06, Strike 40.00            433,500
        990       Kellogg Company(a)
                  Call, 1/21/06, Strike 45.00            225,225
                                                    ------------
                                                         838,225
                                                    ------------
                  FINANCIALS (0.2%)
        600       Allstate Corp.(a)
                  Call, 1/21/06, Strike 45.00            348,000
                                                    ------------
                  HEALTH CARE (0.2%)
        400       Bausch & Lomb, Inc.(a)
                  Call, 1/21/06, Strike 65.00            380,000
                                                    ------------
                  INFORMATION TECHNOLOGY (0.3%)
        800       QUALCOMM, Inc.(a)
                  Call, 1/21/06, Strike 37.50            564,000
                                                    ------------
                  TOTAL OPTIONS                        3,523,225
                                                    ------------
                  TOTAL SYNTHETIC CONVERTIBLE
                  SECURITIES
                  (Cost $22,503,365)                  23,488,161
                                                    ============

               See accompanying Notes to Schedule of Investments.             39

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

NUMBER OF
  SHARES                                         VALUE
---------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (9.1%)
            CONSUMER DISCRETIONARY (3.4%)
   105,500  Ford Motor Company Capital Trust
            II
            6.500%                            $ 5,515,540
    32,000  Interpublic Group of Companies,
            Inc.
            5.375%                              1,328,960
                                              -----------
                                                6,844,500
                                              -----------
            FINANCIALS (0.7%)
    40,000  National Australia Bank, Ltd.
            7.875%                              1,356,800
                                              -----------
            INDUSTRIALS (1.8%)
    44,000  Cummins, Inc.
            7.000%                              3,591,500
                                              -----------
            TELECOMMUNICATION SERVICES (1.9%)
    75,000  ALLTEL Corp.
            7.750%                              3,882,000
                                              -----------
            UTILITIES (1.3%)
    50,000  TXU Corp.
            8.125%                              2,595,500
                                              -----------
            TOTAL CONVERTIBLE PREFERRED
            STOCKS
            (Cost $16,363,105)                 18,270,300
                                              ===========
PREFERRED STOCK (0.9%)
            CONSUMER DISCRETIONARY (0.9%)
    35,000  Agrium, Inc.
            8.000%                                883,400
    35,000  Tommy Hilfiger Corp.
            9.000%                                878,150
                                              -----------
                                                1,761,550
                                              -----------
            TOTAL PREFERRED STOCKS
            (Cost $1,810,532)                   1,761,550
                                              ===========

NUMBER OF
CONTRACTS                                         VALUE
---------------------------------------------------------
OPTIONS (0.0%)
            FINANCIALS (0.0%)
        30  NASDAQ 100 Index(a)(h)
            Put, 12/17/04, Strike 1,250.00         37,800
        95  S&P 500 Index(a)(h)
            Put, 12/17/04, Strike 1,005.00         46,550
                                              -----------
                                                   84,350
                                              -----------
            TOTAL OPTIONS
            (Cost $345,275)                        84,350
                                              ===========
PRINCIPAL
 AMOUNT                                         VALUE
---------------------------------------------------------
SHORT TERM INVESTMENT (1.9%)
$3,756,000  Exxon Mobil Corp.
            1.700%, 10/01/04                    3,756,000
                                              -----------
            TOTAL SHORT TERM INVESTMENT
            (Cost $3,756,000)                   3,756,000
                                              ===========
NUMBER OF
 SHARES                                         VALUE
---------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN (19.1%)
38,211,624  Bank of New York Institutional
            Cash Reserve Fund(d)
            current rate 1.814%                38,211,624
                                             ------------
            TOTAL INVESTMENT OF CASH
            COLLATERAL FOR SECURITIES ON
            LOAN
            (Cost $38,211,624)                 38,211,624
                                             ============
TOTAL INVESTMENTS (117.5%)
Cost (223,520,366)                            235,253,778
                                             ============
LIABILITIES, LESS OTHER ASSETS (-17.5%)       (35,042,582)
                                             ------------
NET ASSETS (100.0)                           $200,211,196
                                             ============

 40            See accompanying Notes to Schedule of Investments.

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
CONVERTIBLE BONDS (65.7%)
                   CONSUMER DISCRETIONARY (16.4%)
$ 18,500,000       Carnival Corp.(f)
                   0.000%, 10/24/21                $   15,100,625
  11,000,000       Eastman Kodak Company(f)
                   3.375%, 10/15/33                    13,915,000
  11,500,000       Gap, Inc.
                   5.750%, 03/15/09                    14,087,500
                   General Motors Corp.(c)
  18,750,000       5.250%, 03/06/32                    17,932,500
  10,525,000       6.250%, 07/15/33                    11,851,150
  10,400,000       Goodyear Tire & Rubber
                   Company(b)
                   4.000%, 06/15/34                    12,207,000
   3,000,000       Grey Global Group, Inc.(b)
                   5.000%, 10/15/33                     3,498,750
   5,070,000       GTECH Holdings Corp.(f)
                   1.750%, 12/15/21                     9,442,875
  37,000,000       International Game
                   Technology(b)
                   0.000%, 01/29/33                    29,415,000
  14,600,000       Lear Corp.(f)
                   0.000%, 02/20/22                     7,373,000
  17,720,000       Liberty Media Corp. (Time
                   Warner)(b)
                   0.750%, 03/30/23                    19,115,450
  13,600,000       Reebok International,
                   Ltd.(b)(f)
                   2.000%, 05/01/24                    13,804,000
                   Royal Caribbean Cruises, Ltd.
  41,000,000       0.000%, 02/02/21                    21,832,500
   6,500,000       0.000%, 05/18/21(f)                  4,590,625
  13,800,000       Saks, Inc.(b)(f)
                   2.000%, 03/15/24                    12,247,500
                                                   --------------
                                                      206,413,475
                                                   --------------
                   CONSUMER STAPLES (1.7%)
   5,250,000       Bunge, Ltd.(b)
                   3.750%, 11/15/22                     7,100,625
                   Church & Dwight Company, Inc.
   4,000,000       5.250%, 08/15/33(b)                  4,710,000
   3,000,000       5.250%, 08/15/33(f)                  3,532,500
   7,000,000       Wild Oats Markets, Inc.(b)(f)
                   3.250%, 05/15/34                     6,142,500
                                                   --------------
                                                       21,485,625
                                                   --------------
                   ENERGY (4.9%)
   7,000,000       Cooper Cameron Corp.(b)
                   1.500%, 05/15/24                     7,568,750
   6,300,000       Halliburton Company, Inc.(b)
                   3.125%, 07/15/23                     7,205,625

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
$ 16,000,000       Nabors Industries, Inc.(f)
                   0.000%, 06/15/23                $   15,340,000
  15,000,000       Schlumberger N.V.
                   (Schlumberger, Ltd.)(f)
                   2.125%, 06/01/23                    16,200,000
  13,000,000       Veritas DGC, Inc.(b)(g)
                   1.130%, 03/15/24                    16,022,500
                                                   --------------
                                                       62,336,875
                                                   --------------
                   FINANCIALS (10.1%)
  10,000,000       American Financial Group,
                   Inc.(f)
                   1.486%, 06/02/33                     4,212,500
   8,700,000       Americredit Corp.(b)(f)
                   1.750%, 11/15/23                    11,342,625
  13,000,000       Financial Federal Corp.(b)
                   2.000%, 04/15/34                    13,715,000
  14,800,000       Host Marriott Corp.(b)
                   3.250%, 04/15/24                    15,373,500
  14,000,000       Leucadia National Corp.(b)
                   3.750%, 04/15/14                    15,120,000
  28,600,000       Morgan Stanley (Bristol Myers,
                   Biogen, Merck)
                   0.250%, 04/01/09                    26,562,250
  11,570,000       Providian Financial Corp.(f)
                   4.000%, 05/15/08                    15,359,175
  13,300,000       Select Insurance Group(b)
                   1.616%, 09/24/32                     7,015,750
  20,750,000       Travelers Property Casualty
                   Corp.(c)
                   4.500%, 04/15/32                    18,824,400
                                                   --------------
                                                      127,525,200
                                                   --------------
                   HEALTH CARE (7.4%)
  20,000,000       Biogen Idec, Inc.(f)
                   0.000%, 04/29/32                    12,900,000
  12,500,000       Cephalon, Inc.
                   0.000%, 06/15/33                    12,640,625
   6,000,000       Genzyme Corp.(f)
                   1.250%, 12/01/23                     6,315,000
                   Health Management Associates,
                   Inc.
  14,000,000       1.500%, 08/01/23                    14,490,000
   8,775,000       0.000%, 01/28/22(b)                  7,667,156
   5,200,000       0.000%, 01/28/22                     4,543,500
  18,300,000       Invitrogen Corp.(b)
                   2.000%, 08/01/23                    20,221,500
                   Teva Pharmaceutical
                   Industries, Ltd.(f)
   9,000,000       0.500%, 02/01/24                     8,696,250
   6,500,000       0.250%, 02/01/24                     6,215,625
                                                   --------------
                                                       93,689,656
                                                   --------------

               See accompanying Notes to Schedule of Investments.             41

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   INDUSTRIALS (11.9%)
$  2,500,000       Alaska Air Group,
                   Inc.(b)(f)(g)
                   4.410%, 03/21/23                $    2,901,150
   6,300,000       Alliant Techsystems,
                   Inc.(b)(f)
                   2.750%, 02/15/24                     6,473,250
   7,500,000       Bowne & Co., Inc.(b)(f)
                   5.000%, 10/01/33                     7,734,375
  20,000,000       Cendant Corp.
                   3.875%, 11/27/11                    20,225,000
  24,000,000       Fluor Corp.(f)
                   1.500%, 02/15/24                    25,170,000
   6,700,000       Ikon Office Solutions,
                   Inc.(b)(f)
                   5.000%, 05/01/07                     6,942,875
                   Kaydon Corp.
   6,825,000       4.000%, 05/23/23(b)                  7,959,656
   2,115,000       4.000%, 05/23/23(f)                  2,466,620
   9,500,000       L-3 Communications
                   Holdings(f)(g)
                   4.400%, 09/15/11                    11,910,625
                   Tyco International, Ltd.(b)
  27,500,000       3.125%, 01/15/23(f)                 41,318,750
  12,500,000       2.750%, 01/15/18                    17,578,125
                                                   --------------
                                                      150,680,426
                                                   --------------
                   INFORMATION TECHNOLOGY (9.8%)
  13,500,000       Andrew Corp.(b)
                   3.250%, 08/15/13                    16,891,875
  14,375,000       Anixter International, Inc.(f)
                   0.000%, 07/07/33                     7,600,781
   6,500,000       CommScope, Inc.(b)
                   1.000%, 03/15/24                     7,621,250
  13,300,000       CSG Systems International,
                   Inc.(b)
                   2.500%, 06/15/24                    12,601,750
  10,500,000       DST Systems, Inc.
                   4.125%, 08/15/23                    12,665,625
   5,250,000       Flextronics International,
                   Ltd.(f)
                   1.000%, 08/01/10                     5,945,625
   6,400,000       Harris Corp.(b)
                   3.500%, 08/15/22                     8,648,000
  10,000,000       Juniper Networks, Inc.(b)(f)
                   0.000%, 06/15/08                    13,700,000
   2,000,000       Liberty Media Corp.(f)
                   3.500%, 01/15/31                     1,837,500
  10,500,000       Micron Technology, Inc.
                   2.500%, 02/01/10                    12,705,000
  11,000,000       Photronics, Inc.(f)
                   2.250%, 04/15/08                    14,217,500
   2,995,000       Symantec Corp.(b)
                   3.000%, 11/01/06                     9,643,900
                                                   --------------
                                                      124,078,806
                                                   --------------

 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
                   MATERIALS (3.3%)
$ 18,000,000       Anglo American PLC
                   3.375%, 04/17/07                $   21,154,633
  11,000,000       Givaudan, SA
                   1.000%, 06/07/06                    21,054,054
                                                   --------------
                                                       42,208,687
                                                   --------------
                   UTILITIES (0.2%)
   2,000,000       CenterPoint Energy, Inc.(b)(f)
                   3.750%, 05/15/23                     2,205,000
                                                   --------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $757,190,852)                830,623,750
                                                   ==============

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (18.9%)
                   CONSUMER DISCRETIONARY (4.4%)
     992,000       Ford Motor Company Capital
                   Trust II
                   6.500%                              51,861,760
     100,600       Interpublic Group of
                   Companies, Inc.
                   5.375%                               4,177,918
                                                   --------------
                                                       56,039,678
                                                   --------------
                   CONSUMER STAPLES (2.0%)
     960,000       Albertson's, Inc.
                   7.250%                              24,864,000
                                                   --------------
                   ENERGY (1.7%)
     270,000       Amerada Hess Corp.
                   7.000%                              21,551,400
                                                   --------------
                   FINANCIALS (5.4%)
     520,000       Chubb Corp.
                   7.000%                              14,560,000
     485,000       Genworth Financial, Inc.
                   6.000%                              14,162,000
     120,000       Prudential Financial, Inc.
                   6.750%                               8,378,400
     127,000       Reinsurance Group of America,
                   Inc.
                   5.750%                               7,366,000
     440,930       Washington Mutual, Inc.
                   5.375%                              24,052,732
                                                   --------------
                                                       68,519,132
                                                   --------------
                   HEALTH CARE (2.8%)
      87,000       Anthem, Inc.
                   6.000%                               8,708,700
     485,000       Baxter International, Inc.(f)
                   7.000%                              26,068,750
                                                   --------------
                                                       34,777,450
                                                   --------------

 42            See accompanying Notes to Schedule of Investments.

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
                   INFORMATION TECHNOLOGY (1.3%)
     335,000       Motorola, Inc.
                   7.000%                          $   16,776,800
                                                   --------------
                   MATERIALS (0.7%)
      44,000       Phelps Dodge Corp.
                   6.750%                               8,524,560
                                                   --------------
                   UTILITIES (0.6%)
     247,180       CenterPoint Energy, Inc.
                   (AOL Time Warner)
                   2.000%                               8,156,940
                                                   --------------
                   TOTAL CONVERTIBLE PREFERRED
                   STOCKS
                   (Cost $202,254,485)                239,209,960
                                                   ==============

COMMON STOCKS (14.4%)
                   CONSUMER DISCRETIONARY (5.8%)
     564,000       McDonald's Corp.                    15,808,920
     318,000       Neiman Marcus Group, Inc.(f)        18,285,000
     770,000       Walt Disney Company(f)              17,363,500
      24,000       Washington Post Company             22,080,000
                                                   --------------
                                                       73,537,420
                                                   --------------
                   CONSUMER STAPLES (1.1%)
     585,000       Sara Lee Corp.                      13,373,100
                                                   --------------
                   FINANCIALS (4.4%)
     380,000       CIT Group, Inc.                     14,208,200
     546,000       Countrywide Financial Corp.(f)      21,506,940
     514,000       Washington Mutual, Inc.(f)          20,087,120
                                                   --------------
                                                       55,802,260
                                                   --------------
                   HEALTH CARE (0.8%)
     150,000       Bausch & Lomb, Inc.                  9,967,500
                                                   --------------
                   INDUSTRIALS (1.4%)
     350,000       Boeing Company(f)                   18,067,000
                                                   --------------
                   INFORMATION TECHNOLOGY (0.9%)
     600,000       Cisco Systems, Inc.(a)(f)           10,860,000
                                                   --------------
                   TOTAL COMMON STOCKS
                   (Cost $141,805,011)                181,607,280
                                                   ==============

 NUMBER OF
 CONTRACTS
                                                       VALUE
-----------------------------------------------------------------
OPTIONS (0.1%)
                   FINANCIALS (0.1%)
         410       NASDAQ 100 Index(a)(h)
                   Put, 12/17/04, Strike 1,250.00  $      516,600
         795       S&P 500 Index(a)(h)
                   Put, 12/17/04, Strike 1,005.00         389,550
                                                   --------------
                   TOTAL OPTIONS
                   (Cost $3,552,535)                      906,150
                                                   ==============
 PRINCIPAL
   AMOUNT                                              VALUE
-----------------------------------------------------------------
SHORT TERM INVESTMENT (0.3%)
$  3,116,000       Exxon Mobil Corp.
                   1.700%, 10/01/04                     3,116,000
                                                   --------------
                   TOTAL SHORT TERM INVESTMENT
                   (Cost $3,116,000)                    3,116,000
                                                   ==============
 NUMBER OF
   SHARES                                              VALUE
-----------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON
LOAN (20.7%)
 261,714,517       Bank of New York Institutional
                   Cash Reserve Fund(d)
                   current rate 1.814%                261,714,517
                                                   --------------
                   TOTAL INVESTMENT OF CASH
                   COLLATERAL FOR SECURITIES ON
                   LOAN
                   (Cost $261,714,517)                261,714,517
                                                   ==============
TOTAL INVESTMENTS (120.1%)
(Cost $1,369,633,400)                               1,517,177,657
                                                   ==============
LIABILITIES, LESS OTHER ASSETS (-20.1%)              (254,407,389)
                                                   --------------
NET ASSETS (100.0%)                                $1,262,770,268
                                                   ==============

               See accompanying Notes to Schedule of Investments.             43

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
CONVERTIBLE BONDS (46.9%)
              CONSUMER DISCRETIONARY (13.3%)
$14,640,000   Dick's Sporting Goods, Inc.(b)(e)
              1.606%, 02/18/24                    $  11,547,300
              Genesco, Inc.
  3,800,000   4.125%, 06/15/23                        4,944,750
  2,500,000   4.125%, 06/15/23(b)                     3,253,125
 12,000,000   Goodyear Tire & Rubber Company(b)
              4.000%, 06/15/34                       14,085,000
 11,100,000   Hilton Hotels Corp.(e)
              3.375%, 04/15/23                       12,251,625
  3,000,000   Kellwood Company(b)
              3.500%, 06/15/34                        3,082,500
 16,000,000   Lamar Advertising Company(e)
              2.875%, 12/31/10                       17,440,000
  2,800,000   Lithia Motors, Inc.(b)
              2.875%, 05/01/14                        2,569,000
  1,500,000   Navigant International, Inc.(b)
              4.875%, 11/01/23                        1,901,250
  3,000,000   Priceline.Com, Inc.(b)
              2.250%, 01/15/25                        2,823,750
  6,000,000   Shuffle Master, Inc.(b)
              1.250%, 04/15/24                        6,570,000
                                                  -------------
                                                     80,468,300
                                                  -------------
              ENERGY (1.5%)
  5,400,000   Hanover Compressor Company
              4.750%, 01/15/14                        6,682,500
  2,500,000   Willbros Group, Inc.(b)
              2.750%, 03/15/24                        2,506,250
                                                  -------------
                                                      9,188,750
                                                  -------------
              FINANCIALS (2.7%)
  1,500,000   Ocwen Financial Corp.(b)
              3.250%, 08/01/24                        1,530,000
              Odyssey Re Holdings Corp.(e)
  5,500,000   4.375%, 06/15/22 (b)                    6,496,875
  1,900,000   4.375%, 06/15/22                        2,244,375
  5,400,000   Scottish Annuity & Life Holdings,
              Ltd.(b)(e)
              4.500%, 12/01/22                        6,169,500
                                                  -------------
                                                     16,440,750
                                                  -------------
              HEALTH CARE (4.8%)
  2,500,000   Allscripts Healthcare Solution,
              Inc.(b)
              3.500%, 07/15/24                        2,746,875
  1,000,000   Corixa Corp.(b)
              4.250%, 07/01/08                          848,750
  4,000,000   Curagen Corp.(b)
              4.000%, 02/15/11                        3,465,000
  7,000,000   Henry Schein, Inc.(b)
              3.000%, 08/15/34                        7,210,000
  7,000,000   Human Genome Sciences, Inc.(b)
              2.250%, 10/15/11                        7,021,875

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
$ 4,200,000   LabOne, Inc.(b)
              3.500%, 06/15/34                    $   4,436,250
  3,000,000   Per-Se Technologies, Inc.(b)
              3.250%, 06/30/24                        3,225,000
                                                  -------------
                                                     28,953,750
                                                  -------------
              INDUSTRIALS (14.8%)
 12,000,000   Actuant Corp.(b)(e)
              2.000%, 11/15/23                       14,520,000
  2,500,000   Alaska Air Group, Inc.(b)(g)
              4.410%, 03/21/23                        2,901,150
 18,700,000   Alliant Techsystems, Inc.(b)
              2.750%, 02/15/24                       19,214,250
              AMR Corp.
  6,800,000   4.250%, 09/23/23(b)(e)                  4,513,500
  6,600,000   4.500%, 02/15/24                        4,009,500
  4,635,000   Atlantic Coast Airlines Holdings,
              Inc.(b)
              6.000%, 02/15/34                        2,775,206
  7,000,000   EDO Corp.
              5.250%, 04/15/07                        7,472,500
              Expressjet Holdings, Inc.
  9,500,000   4.250%, 08/01/23(e)                     8,787,500
  2,250,000   4.250%, 08/01/23(b)                     2,081,250
  2,500,000   Gencorp, Inc.(b)
              4.000%, 01/16/24                        2,762,500
  3,000,000   Mercury Computer Systems, Inc.(b)
              2.000%, 05/01/24                        3,356,250
 14,000,000   School Specialty, Inc.(b)(e)
              3.750%, 08/01/23                       16,992,500
                                                  -------------
                                                     89,386,106
                                                  -------------
              INFORMATION TECHNOLOGY (8.3%)
  5,000,000   Adaptec, Inc.
              0.750%, 12/22/23                        4,843,750
    400,000   ANADIGICS Corp.(b)
              5.000%, 10/15/09                          381,000
              Bell Microproducts, Inc.
  1,500,000   3.750%, 03/05/24(b)                     1,455,000
  1,500,000   3.750%, 03/05/24                        1,455,000
 13,000,000   Ciber, Inc.(b)(e)
              2.875%, 12/15/23                       12,268,750
  3,900,000   Equinix, Inc.(b)
              2.500%, 02/15/24                        4,026,750
  2,000,000   Intellisync Corp.(b)
              3.000%, 03/01/09                        1,545,000
  4,000,000   JDS Uniphase Corp.(b)
              0.000%, 11/15/10                        4,055,000
  5,000,000   Powerwave Technologies, Inc.(b)
              1.250%, 07/15/08                        4,750,000
  1,500,000   Radisys Corp.(b)
              1.375%, 11/15/23                        1,359,375
  5,000,000   Serena Software, Inc.(b)(e)
              1.500%, 12/15/23                        5,218,750
  2,500,000   Skyworks Solutions, Inc.
              4.750%, 11/15/07                        3,146,875

 44            See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
$ 3,500,000   Tekelec, Inc.(b)
              2.250%, 06/15/08                    $   3,902,500
  1,400,000   Vitesse Semiconductor Corp.(b)
              1.500%, 10/01/24                        1,422,750
                                                  -------------
                                                     49,830,500
                                                  -------------
              TELECOMMUNICATION SERVICES (1.5%)
              Commonwealth Telephone
              Enterprises, Inc.
  6,700,000   3.250%, 07/15/23(b)                     6,775,375
  2,385,000   3.250%, 07/15/23                        2,411,831
                                                  -------------
                                                      9,187,206
                                                  -------------
              TOTAL CONVERTIBLE BONDS
              (Cost $281,721,379)                   283,455,362
                                                  =============
SYNTHETIC CONVERTIBLE SECURITIES (35.5%)
              BONDS (30.4%)
              CONSUMER DISCRETIONARY (8.3%)
  5,000,000   Beazer Homes USA, Inc.
              6.500%, 11/15/13                        5,125,000
  7,000,000   Houghton Mifflin Company
              9.875%, 02/01/13                        7,385,000
              Intrawest Corp.
  7,000,000   7.500%, 10/15/13                        7,288,750
  5,000,000   10.500%, 02/01/10                       5,425,000
  5,800,000   Isle of Capri Casinos, Inc.
              9.000%, 03/15/12                        6,467,000
  4,875,000   Reader's Digest Association, Inc.
              6.500%, 03/01/11                        5,045,625
  7,000,000   Vail Resorts, Inc.
              6.750%, 02/15/14                        7,105,000
  5,700,000   WCI Communities, Inc.
              7.875%, 10/01/13                        6,070,500
                                                  -------------
                                                     49,911,875
                                                  -------------
              CONSUMER STAPLES (3.7%)
  7,000,000   Chattem, Inc.
              7.000%, 03/01/14                        7,157,500
  7,550,000   Playtex Products, Inc.
              8.000%, 03/01/11                        8,040,750
  6,800,000   Rayovac Corp.
              8.500%, 10/01/13                        7,412,000
                                                  -------------
                                                     22,610,250
                                                  -------------
              ENERGY (4.7%)
  7,319,000   Chesapeake Energy Corp.
              6.875%, 01/15/16                        7,684,950
  4,385,000   Comstock Resources, Inc.
              6.875%, 03/01/12                        4,516,550
  8,000,000   General Maritime Corp.
              10.000%, 03/15/13                       9,130,000
  7,055,000   Offshore Logistics, Inc.
              6.125%, 06/15/13                        7,196,100
                                                  -------------
                                                     28,527,600
                                                  -------------
              FINANCIALS (1.7%)
  9,925,000   Host Marriott Corp.
              7.125%, 11/01/13                       10,470,875
                                                  -------------

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
              HEALTH CARE (5.0%)
$ 5,210,000   Alpharma, Inc.(b)
              8.625%, 05/01/11                    $   5,366,300
  7,500,000   HCA, Inc.
              6.250%, 02/15/13                        7,743,008
  9,600,000   Omnicare, Inc.
              6.125%, 06/01/13                        9,696,000
  7,000,000   Valeant Pharmaceuticals
              International
              7.000%, 12/15/11                        7,122,500
                                                  -------------
                                                     29,927,808
                                                  -------------
              INDUSTRIALS (1.0%)
  5,850,000   SPX Corp.
              6.250%, 06/15/11                        5,733,000
                                                  -------------
              INFORMATION TECHNOLOGY (0.6%)
  3,375,000   Arrow Electronics, Inc.
              6.875%, 06/01/18                        3,520,692
                                                  -------------
              MATERIALS (4.6%)
  6,000,000   Arch Coal, Inc.(b)
              7.500%, 07/01/13                        6,480,000
  6,835,000   Bowater, Inc.
              6.500%, 06/15/13                        6,666,169
  7,000,000   IMCO Recycling, Inc.
              10.375%, 10/15/10                       7,735,000
  7,000,000   Union Carbide Corp.
              7.500%, 06/01/25                        6,720,000
                                                  -------------
                                                     27,601,169
                                                  -------------
              TELECOMMUNICATION SERVICES (0.8%)
  4,875,000   Nextel Communications, Inc.
              6.875%, 10/31/13                        5,094,375
                                                  -------------
              TOTAL BONDS                           183,397,644
                                                  =============

 NUMBER OF
 CONTRACTS                                            VALUE
---------------------------------------------------------------
              OPTIONS (5.1%)
              CONSUMER DISCRETIONARY (1.0%)
              eBay, Inc.(a)
        550   Call, 1/21/2006, Strike 85.00           1,034,000
        120   Call, 1/20/2007, Strike 75.00             363,000
        350   EchoStar Communications Corp.(a)
              Call, 1/22/2005, Strike 40.00               6,125
              International Game Technology(a)
        500   Call, 1/21/2006, Strike 45.00             122,500
        500   Call, 1/21/2006, Strike 40.00             200,000
        500   Lear Corp.(a)
              Call, 1/21/2006, Strike 55.00             347,500
        500   Limited Brands, Inc.(a)
              Call, 1/21/2006, Strike 20.00             192,500
              Nike, Inc. (a)
        800   Call, 1/21/2006, Strike 80.00             640,000
        500   Call, 1/21/2006, Strike 70.00             690,000
        800   Nordstrom, Inc.(a)
              Call, 1/21/2006, Strike 40.00             404,000

               See accompanying Notes to Schedule of Investments.             45

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                            VALUE
---------------------------------------------------------------
        750   Pulte Homes, Inc.(a)
              Call, 1/21/2006, Strike 55.00       $   1,012,500
        700   Royal Caribbean Cruises, Ltd.(a)
              Call, 1/21/2006, Strike 40.00             318,500
        400   Starwood Hotels & Resorts
              Worldwide, Inc.(a)
              Call, 1/21/2006, Strike 40.00             364,000
        750   Target Corp.(a)
              Call, 1/21/2006, Strike 45.00             442,500
        200   WCI Communities, Inc.(a)
              Call, 1/21/2006, Strike 25.00              68,000
                                                  -------------
                                                      6,205,125
                                                  -------------
              CONSUMER STAPLES (0.1%)
        900   NBTY, Inc.(a)
              Call, 1/21/2006, Strike 35.00              51,750
                                                  -------------
              ENERGY (0.3%)
      1,000   Chesapeake Energy Corp.(a)
              Call, 1/21/2006, Strike 12.50             420,000
        350   Halliburton Company, Inc.(a)
              Call, 1/21/2006, Strike 30.00             232,750
      1,000   Transocean, Inc.(a)
              Call, 1/21/2006, Strike 30.00             890,000
              Veritas DGC, Inc.(a)
        500   Call, 1/21/2006, Strike 25.00             205,000
        500   Call, 1/21/2006, Strike 20.00             322,500
                                                  -------------
                                                      2,070,250
                                                  -------------
              FINANCIALS (0.2%)
      1,200   Allstate Corp.(a)
              Call, 1/21/2006, Strike 45.00             696,000
      1,500   Ameritrade Holding Corp.(a)
              Call, 1/22/2005, Strike 15.00              45,000
        900   Commerce Bancorp, Inc.(a)
              Call, 1/21/2006, Strike 65.00             297,000
                                                  -------------
                                                      1,038,000
                                                  -------------
              HEALTH CARE (1.0%)
        750   Aetna, Inc.(a)
              Call, 1/21/2006, Strike 95.00           1,233,750
              Andrx Corp.(a)
        400   Call, 1/21/2006, Strike 30.00              92,000
        350   Call, 1/21/2006, Strike 25.00             133,000
        300   Call, 1/20/2007, Strike 20.00             234,000
      1,300   Baxter International, Inc.(a)
              Call, 1/20/2007, Strike 35.00             481,000
              Boston Scientific Corp.(a)
      1,000   Call, 1/20/2006, Strike 40.00             623,000
        250   Call, 1/22/2007, Strike 30.00             358,750
              Celera Genomics Group(a)
      1,100   Call, 1/21/2006, Strike 15.00             143,000
      1,000   Call, 1/20/2007, Strike 12.50             310,000
              Forest Laboratories, Inc.(a)
        600   Call, 1/21/2006, Strike 70.00              48,000
        200   Call, 1/20/2007, Strike 45.00             192,000
        100   Call, 1/21/2006, Strike 65.00              13,000

 NUMBER OF
 CONTRACTS                                            VALUE
---------------------------------------------------------------
        700   Laboratory Corporation of America
              Holdings(a)
              Call, 1/21/2006, Strike 40.00       $     535,500
        750   PacifiCare Health Systems, Inc.(a)
              Call, 1/21/2006, Strike 35.00             596,250
        350   Par Pharmaceutical Companies,
              Inc.(a)
              Call, 1/22/2005, Strike 70.00               4,375
        450   Quest Diagnostics, Inc.(a)
              Call, 1/21/2006, Strike 85.00             544,500
      1,000   Sepracor, Inc.(a)
              Call, 1/21/2006, Strike 55.00             740,000
                                                  -------------
                                                      6,282,125
                                                  -------------
              INDUSTRIALS (0.1%)
        750   American Standard Companies,
              Inc.(a)
              Call, 1/21/2006, Strike 36.63             442,500
        600   H&R Block, Inc.(a)
              Call, 1/21/2006, Strike 60.00             111,000
                                                  -------------
                                                        553,500
                                                  -------------
              INFORMATION TECHNOLOGY (2.3%)
        800   Adobe Systems, Inc.(a)
              Call, 1/20/2007, Strike 50.00             924,000
              Agilent Technologies, Inc.(a)
      1,000   Call, 1/20/2007, Strike 25.00             455,000
        800   Call, 1/21/2006, Strike 25.00             248,000
        500   Amkor Technology, Inc.(a)
              Call, 1/22/2005, Strike 17.50               1,250
        900   Apple Computer, Inc.(a)
              Call, 1/20/2007, Strike 35.00           1,021,500
        600   BMC Software, Inc.(a)
              Call, 1/20/2007, Strike 15.00             255,000
              Broadcom Corp.(a)
      1,000   Call, 1/20/2007, Strike 30.00             730,000
        900   Call, 1/21/2006, Strike 45.00             139,500
              CheckFree Corp.(a)
        850   Call, 1/21/2006, Strike 30.00             365,500
        350   Call, 1/20/2007, Strike 25.00             302,750
              Cirrus Logic, Inc.(a)
        500   Call, 1/22/2007, Strike 5.00               91,250
        300   Call, 1/22/2005, Strike 10.00               1,500
        300   Call, 1/22/2005, Strike 7.50                4,500
              Cisco Systems, Inc.(a)
      1,000   Call, 1/21/2006, Strike 30.00              35,000
      1,000   Call, 1/21/2006, Strike 22.50             145,000
              Computer Associates International,
              Inc.(a)
        750   Call, 1/21/2006, Strike 25.00             363,750
        600   Call, 1/20/2007, Strike 25.00             378,000
              Corning, Inc.(a)
      1,300   Call, 1/21/2006, Strike 15.00             130,000
      1,300   Call, 1/21/2006, Strike 12.50             234,000
              Electronics For Imaging, Inc.(a)
        300   Call, 1/22/2005, Strike 30.00               3,750
        300   Call, 1/22/2005, Strike 25.00               4,500
      2,000   EMC Corp.(a)
              Call, 1/21/2006, Strike 12.50             350,000

 46            See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                            VALUE
---------------------------------------------------------------
        330   FLIR Systems, Inc.(a)
              Call,1/20/2007, Strike 60.00        $     518,100
        500   Intel Corp.(a)
              Call,1/21/2006, Strike 35.00               10,000
        550   Jabil Circuit, Inc.(a)
              Call,1/20/2007, Strike 25.00              291,500
              Juniper Networks, Inc.(a)
      1,000   Call,1/21/2006, Strike 25.00              490,000
        900   Call,1/21/2006, Strike 22.50              531,000
      3,500   Lucent Technologies, Inc.(a)
              Call,1/21/2006, Strike 5.00               122,500
        500   Mentor Graphics Corp.(a)
              Call,1/22/2005, Strike 20.00                6,250
      2,000   Motorola, Inc.(a)
              Call,1/20/2007, Strike 17.50              872,000
      2,000   National Semiconductor Corp.(a)
              Call,1/22/2005, Strike 22.50               20,000
              Rambus, Inc.(a)
      1,300   Call,1/20/2007, Strike 17.50              773,500
        800   Call,1/21/2006, Strike 30.00              166,000
        500   RF Micro Devices, Inc.(a)
              Call,1/21/2006, Strike 12.50               18,750
              Sandisk Corp.(a)
        700   Call,1/22/2005, Strike 35.00               84,000
        700   Call,1/22/2006, Strike 35.00              350,000
        500   Semiconductor HOLDRS Trust(a)
              Call,1/21/2006, Strike 45.00               42,500
              Symantec Corp.(a)
        800   Call,1/21/2006, Strike 45.00            1,208,000
        450   Call,1/20/2007, Strike 50.00              695,250
              Tellabs, Inc.(a)
      2,000   Call,1/21/2006, Strike 10.00              330,000
      1,600   Call,1/20/2007, Strike 10.00              368,000
      1,100   VeriSign, Inc.(a)
              Call,1/20/2007, Strike 20.00              594,000
        800   Yahoo!, Inc.(a)
              Call,1/20/2007, Strike 35.00              672,000
                                                  -------------
                                                     14,347,100
                                                  -------------
              MATERIALS (0.1%)
        725   Monsanto Company(a)
              Call,1/21/2006, Strike 35.00              333,500
                                                  -------------
              TOTAL OPTIONS                          30,881,350
                                                  -------------
              TOTAL SYNTHETIC CONVERTIBLE
              SECURITIES
              (Cost $222,374,007)                   214,278,994
                                                  =============

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (14.6%)
              CONSUMER DISCRETIONARY (7.0%)
    810,000   Ford Motor Company Capital Trust
              II(e)
              6.500%                                 42,346,800
                                                  -------------

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
              FINANCIALS (5.3%)
    254,600   Conseco, Inc.
              5.500%                              $   6,268,252
    289,000   Phoenix Companies, Inc.
              7.000%                                 10,277,707
    238,500   PMI Group, Inc.
              5.880%                                  6,224,850
    163,000   Scottish Re Group, Ltd.(e)
              5.880%                                  4,379,810
    190,000   XL Capital, Ltd.
              6.500%                                  4,694,900
                                                  -------------
                                                     31,845,519
                                                  -------------
              INDUSTRIALS (2.3%)
    104,000   Northrop Grumman Corp.
              7.000%                                 13,624,000
                                                  -------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $83,308,909)                     87,816,319
                                                  =============

COMMON STOCKS (0.8%)
              CONSUMER DISCRETIONARY (0.2%)
     21,000   Omnicom Group, Inc.                     1,534,260
                                                  -------------
              INDUSTRIALS (0.4%)
     13,500   Deere & Company                           871,425
     20,000   United Parcel Service, Inc.             1,518,400
                                                  -------------
                                                      2,389,825
                                                  -------------
              MATERIALS (0.2%)
     23,500   Dow Chemical Company                    1,061,730
                                                  -------------
              TOTAL COMMON STOCKS
              (Cost $4,983,595)                       4,985,815
                                                  =============

 NUMBER OF
 CONTRACTS                                            VALUE
---------------------------------------------------------------
OPTIONS (0.4%)
              CONSUMER DISCRETIONARY (0.1%)
      1,100   Jones Apparel Group USA, Inc.(a)
              Put,1/22/2005, Strike 30.00                33,000
        700   Omnicom Group, Inc.(a)
              Put,1/21/2006, Strike 80.00               759,500
                                                  -------------
                                                        792,500
                                                  -------------
              FINANCIALS (0.1%)
         33   NASDAQ 100 Index(a)(h)
              Put, 12/17/2004, Strike 1,250.00           41,580
        105   S&P 500 Index(a)(h)
              Put, 12/17/2004, Strike 1,005.00           51,450
                                                  -------------
                                                         93,030
                                                  -------------

               See accompanying Notes to Schedule of Investments.             47

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                            VALUE
---------------------------------------------------------------
              INDUSTRIALS (0.1%)
        550   Deere & Company(a)
              Put,1/21/2006, Strike 70.00         $     558,250
        750   United Parcel Service, Inc.(a)
              Put,1/21/2006, Strike 70.00               176,250
                                                  -------------
                                                        734,500
                                                  -------------
              MATERIALS (0.1%)
      1,000   Dow Chemical Company(a)
              Put,1/21/2006, Strike 45.00               460,000
                                                  -------------
              TOTAL OPTIONS
              (Cost $3,218,181)                       2,080,030
                                                  =============

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
SHORT TERM INVESTMENT (1.2%)
$ 6,952,000   Exxon Mobil Corporation
              1.700%, 10/1/2004                       6,952,000
                                                  -------------
              TOTAL SHORT TERM INVESTMENT
              (Cost $6,952,000)                       6,952,000
                                                  -------------
              TOTAL INVESTMENTS (99.4%)
              (Cost $602,558,071)                   599,568,520
                                                  -------------

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
COMMON STOCKS SOLD SHORT (-34.5%)
              CONSUMER DISCRETIONARY (-10.3%)
  (104,700)   Dick's Sporting Goods, Inc.            (3,729,414)
   (23,250)   eBay, Inc.                             (2,137,605)
(1,259,000)   Ford Motor Company                    (17,688,950)
  (184,800)   Genesco, Inc.                          (4,352,040)
  (500,000)   Goodyear Tire & Rubber Company         (5,370,000)
  (195,972)   Hilton Hotels Corp.                    (3,692,112)
   (20,000)   International Game Technology            (719,000)
   (28,000)   Kellwood Company                       (1,020,600)
  (217,500)   Lamar Advertising Company              (9,050,175)
   (15,000)   Lear Corp.                               (816,750)
   (15,000)   Limited Brands, Inc.                     (334,350)
   (37,150)   Lithia Motors, Inc.                      (789,809)
   (63,800)   Navigant International, Inc.           (1,041,854)
   (40,000)   Nike, Inc.                             (3,152,000)
   (25,000)   Nordstrom, Inc.                          (956,000)
   (38,000)   Priceline.Com, Inc.                      (842,460)
   (15,000)   Pulte Homes, Inc.                        (920,550)
   (28,000)   Royal Caribbean Cruises, Ltd.          (1,220,800)
   (69,800)   Shuffle Master, Inc.                   (2,614,708)
   (12,000)   Starwood Hotels & Resorts
              Worldwide, Inc.                          (557,040)

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
   (24,000)   Target Corp.                        $  (1,086,000)
    (7,000)   WCI Communities, Inc.                    (163,100)
                                                  -------------
                                                    (62,255,317)
                                                  -------------
              CONSUMER STAPLES (-0.1%)
   (31,500)   NBTY, Inc.                               (679,140)
                                                  -------------
              ENERGY (-1.0%)
   (38,000)   Chesapeake Energy Corp.                  (601,540)
    (9,000)   Halliburton Company, Inc.                (303,210)
  (219,700)   Hanover Compressor Company             (2,954,965)
   (23,500)   Transocean, Inc.                         (840,830)
   (30,000)   Veritas DGC, Inc.                        (683,400)
   (51,500)   Willbros Group, Inc.                     (767,865)
                                                  -------------
                                                     (6,151,810)
                                                  -------------
              FINANCIALS (-5.4%)
   (42,000)   Allstate Corp.                         (2,015,580)
   (22,500)   Commerce Bancorp, Inc.                 (1,242,000)
  (210,000)   Conseco, Inc.                          (3,708,600)
  (231,000)   Hilb, Rogal and Hamilton Company       (8,366,820)
   (65,300)   Ocwen Financial Corp.                    (597,495)
  (210,075)   Odyssey Re Holdings Corp.              (4,659,464)
   (89,000)   PMI Group, Inc.                        (3,611,620)
  (280,000)   Scottish Annuity & Life Holdings,
              Ltd.                                   (5,927,600)
   (33,000)   XL Capital, Ltd.                       (2,441,670)
                                                  -------------
                                                    (32,570,849)
                                                  -------------
              HEALTH CARE (-3.6%)
   (28,700)   Aetna, Inc.                            (2,867,991)
  (111,000)   Allscripts Healthcare Solution,
              Inc.                                     (999,000)
   (42,000)   Andrx Corp.                              (939,120)
   (63,750)   Applera Corp.                            (745,238)
   (26,000)   Baxter International, Inc.               (836,160)
   (43,800)   Boston Scientific Corp.                (1,740,174)
   (43,500)   Corixa Corp.                             (180,960)
  (103,300)   Curagen Corp.                            (568,150)
   (32,000)   Forest Laboratories, Inc.              (1,439,360)
   (26,500)   Henry Schein, Inc.                     (1,651,215)
  (135,000)   Human Genome Sciences, Inc.            (1,472,850)
   (50,800)   LabOne, Inc.                           (1,484,884)
   (22,000)   Laboratory Corporation of America
              Holdings                                 (961,840)
   (25,000)   PacifiCare Health Systems, Inc.          (917,500)
  (100,000)   Per-Se Technologies, Inc.              (1,372,000)
   (12,500)   Quest Diagnostics, Inc.                (1,102,750)
   (45,000)   Sepracor, Inc.                         (2,195,100)
                                                  -------------
                                                    (21,474,292)
                                                  -------------
              INDUSTRIALS (-6.8%)
  (180,200)   Actuant Corp.                          (7,426,042)
   (44,600)   Alaska Air Group, Inc.                 (1,105,188)
  (102,900)   Alliant Techsystems, Inc.              (6,225,450)
   (27,000)   American Standard Companies, Inc.      (1,050,570)

 48            See accompanying Notes to Schedule of Investments.

                              MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
  (391,800)   AMR Corp.                           $  (2,871,894)
   (66,400)   EDO Corp.                              (1,842,600)
  (290,000)   Expressjet Holdings, Inc.              (2,902,900)
  (161,095)   FLYi, Inc.                               (629,881)
   (58,600)   Gencorp, Inc.                            (794,030)
   (12,000)   H&R Block, Inc.                          (593,040)
   (49,600)   Mercury Computer Systems, Inc.         (1,335,232)
   (88,800)   Northrop Grumman Corp.                 (4,735,704)
  (245,000)   School Specialty, Inc.                 (9,655,450)
                                                  -------------
                                                    (41,167,981)
                                                  -------------
              INFORMATION TECHNOLOGY (-6.6%)
  (205,000)   Adaptec, Inc.                          (1,558,000)
   (25,000)   Adobe Systems, Inc.                    (1,236,750)
   (44,000)   Agilent Technologies, Inc.               (949,080)
   (40,000)   ANADIGICS Corp.                          (134,800)
   (25,000)   Apple Computer, Inc.                     (968,750)
  (109,600)   Bell Microproducts, Inc.                 (850,496)
   (12,000)   BMC Software, Inc.                       (189,720)
   (42,000)   Broadcom Corp.                         (1,146,180)
   (29,800)   CheckFree Corp.                          (824,566)
  (440,700)   Ciber, Inc.                            (3,314,064)
   (24,500)   Cirrus Logic, Inc.                       (116,865)
   (70,000)   Cisco Systems, Inc.                    (1,267,000)
   (27,000)   Computer Associates International,
              Inc.                                     (710,100)
  (112,000)   Corning, Inc.                          (1,240,960)
   (47,000)   EMC Corp.                                (542,380)
   (56,600)   Equinix, Inc.                          (1,741,582)
    (6,600)   FLIR Systems, Inc.                       (386,100)
  (250,000)   Intellisync Corp.                        (525,000)
   (11,000)   Jabil Circuit, Inc.                      (253,000)

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
  (570,000)   JDS Uniphase Corp.                  $  (1,920,900)
   (84,500)   Juniper Networks, Inc.                 (1,994,200)
  (100,000)   Lucent Technologies, Inc.                (317,000)
   (55,000)   Motorola, Inc.                           (992,200)
   (50,000)   National Semiconductor Corp.             (774,500)
  (238,400)   Powerwave Technologies, Inc.           (1,468,544)
   (35,750)   Radisys Corp.                            (498,713)
   (79,000)   Rambus, Inc.                           (1,239,510)
   (28,000)   Sandisk Corp.                            (815,360)
   (10,010)   Semiconductor HOLDRS Trust               (302,302)
  (158,000)   Serena Software, Inc.                  (2,643,340)
  (152,000)   Skyworks Solutions, Inc.               (1,444,000)
   (46,000)   Symantec Corp.                         (2,524,480)
  (134,500)   Tekelec, Inc.                          (2,243,460)
  (110,000)   Tellabs, Inc.                          (1,010,900)
   (22,000)   VeriSign, Inc.                           (437,360)
  (178,300)   Vitesse Semiconductor Corp.              (486,759)
   (30,000)   Yahoo!, Inc.                           (1,017,300)
                                                  -------------
                                                    (40,086,221)
                                                  -------------
              MATERIALS (-0.2%)
   (23,700)   Monsanto Company                         (863,154)
                                                  -------------
              TELECOMMUNICATION SERVICES (-0.5%)
   (65,175)   Commonwealth Telephone
              Enterprises, Inc.                      (2,838,371)
                                                  -------------
              TOTAL COMMON STOCKS SOLD SHORT
              (Proceeds $194,730,765)              (208,087,135)
                                                  =============
OTHER ASSETS, LESS LIABILITIES (35.1%)              212,013,531
                                                  -------------
NET ASSETS (100.0%)                               $ 603,494,916
                                                  =============

               See accompanying Notes to Schedule of Investments.             49

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

(a) Non-Income producing security.

(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Funds. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At September 30, 2004 the market value of 144A securities that can not currently be exchanged to the registered form is as follows:

                                                          % OF
   FUND NAME                      MARKET VALUE         NET ASSETS
   --------------------------------------------------------------
   Growth & Income Fund           $308,185,453             7.3%
   Global Growth & Income Fund      13,209,004             5.5
   High Yield Fund                  31,464,787            15.7
   Convertible Fund                104,430,375             8.3
   Market Neutral Fund              68,950,300            11.4

(c) Security trades at a price that takes into account the value, if any, of accrued but unpaid interest.

(d) Security is purchased with the cash collateral from securities loaned.

(e) Security position is held in a segregated account as collateral for securities sold short aggregating a total market value of $165,177,285 for the Market Neutral Fund.

(f) Security, or portion of security, is on loan.

(g) Adjustable. The interest rate shown is the rate in effect at September 30, 2004.

(h) Security is considered illiquid and may be difficult to sell.

FOREIGN CURRENCY ABBREVIATIONS

AUD:  Australian Dollar   EUR:  European Monetary Unit   JPY:    Japanese Yen
CHF:  Swiss Franc         GBP:  British Pound Sterling   SEK:    Swedish Krona
DKK:  Danish Krone

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars.

 50             See accompanying Notes to Financial Statements.

                      (This page intentionally left blank)

                      STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2004 (UNAUDITED)

                                                                    GROWTH          BLUE CHIP        VALUE         GROWTH AND
                                                                     FUND             FUND           FUND         INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $11,951,553,704, $67,365,733
  $84,958,888 and $4,819,823,412, respectively)*                $13,457,402,374    $68,075,165    $90,259,865    $5,166,539,939
Cash with custodian (interest bearing)                                    3,659            343            958         8,276,146
Accrued interest and dividends                                        2,264,867         59,719        152,650        14,237,498
Receivable for investments sold                                     108,503,343             --             --                --
Receivable for Fund shares sold                                      55,599,101        357,197        417,901        17,784,361
Prepaid expenses                                                        207,581         22,220         22,756            98,082
Deferred organizational fees                                                 --         18,167             --                --
Other assets                                                             16,078          5,707         12,977            16,078
                                                                ---------------------------------------------------------------
        Total Assets                                             13,623,997,003     68,538,518     90,867,107     5,206,952,104
                                                                ---------------------------------------------------------------
LIABILITIES AND NET ASSETS
Payable for investments purchased                                   162,238,195        829,531      1,599,490        27,365,874
Payable for Fund shares redeemed                                     12,464,171          8,923         96,492         5,495,431
Payable to investment advisor                                         6,899,287         41,143         68,523         2,274,596
Payable to distributor                                                4,001,383         20,859         26,241         2,037,127
Payable to financial accountant                                         146,764          5,113          1,609            59,130
Accounts payable and accrued liabilities                              4,295,788         49,106         84,869         1,744,114
Payable upon return of securities loaned                          2,544,153,423      4,091,602      5,302,780       942,829,756
                                                                ---------------------------------------------------------------
        Total Liabilities                                         2,734,199,011      5,046,277      7,180,004       981,806,028
                                                                ---------------------------------------------------------------
NET ASSETS                                                      $10,889,797,992    $63,492,241    $83,687,103    $4,225,146,076
                                                                ===============================================================
ANALYSIS OF NET ASSETS
Paid in capital                                                   9,368,316,703     64,314,250     77,728,436     3,852,972,654
Undistributed net investment income (loss)                          (50,859,423)      (133,774)      (156,123)       (9,770,562)
Accumulated net realized gain (loss) on investments, options
  and forward foreign currency contracts                             66,492,042     (1,397,667)       819,239        35,225,576
Net unrealized appreciation (depreciation) of investments,
  options and forward foreign currency contracts                  1,505,848,670        709,432      5,295,551       346,718,408
                                                                ---------------------------------------------------------------
NET ASSETS                                                      $10,889,797,992    $63,492,241    $83,687,103    $4,225,146,076
                                                                ===============================================================
CLASS A SHARES (no par value; unlimited number of shares
  authorized)
Net assets applicable to shares outstanding                     $ 7,546,938,384    $47,764,608    $65,243,394    $2,192,176,762
Shares outstanding                                                  159,973,165      4,763,741      5,905,826        79,280,865
Net asset value and redemption price per share(+)               $         47.18    $     10.03    $     11.05    $        27.65
                                                                ---------------------------------------------------------------
Maximum offering price per share at (Net asset value, plus
  4.99% of net asset value or 4.75% of offering price)          $         49.53    $     10.53    $     11.60    $        29.03
                                                                ===============================================================
CLASS B SHARES (no par value; unlimited number of shares
  authorized)**
Net assets applicable to shares outstanding                     $   897,581,264    $ 5,989,637    $ 5,785,213    $  576,507,700
Shares outstanding                                                   18,337,475        601,030        534,328        18,894,654
Net asset value, offering price and redemption price per
  share                                                         $         48.95    $      9.97    $     10.83    $        30.51
                                                                ===============================================================
CLASS C SHARES (no par value; unlimited number of shares
  authorized)**
Net assets applicable to shares outstanding                     $ 2,300,741,224    $ 8,012,488    $ 9,971,285    $1,399,425,591
Shares outstanding                                                   50,504,619        803,927        921,490        50,294,546
Net asset value, offering price and redemption price per
  share                                                         $         45.56    $      9.97    $     10.82    $        27.82
                                                                ===============================================================
CLASS I SHARES (no par value; unlimited number of shares
  authorized)
Net assets applicable to shares outstanding                     $   144,537,120    $ 1,725,508    $ 2,687,211    $   57,036,023
Shares outstanding                                                    2,896,955        171,686        241,580         2,098,879
Net asset value, offering price and redemption price per
  share(+)                                                      $         49.89    $     10.05    $     11.12    $        27.17
                                                                ===============================================================

 * Including securities on loan with a value of $2,485,518,676, $4,005,691, $5,249,492, and $947,731,441 for the Growth Fund, Blue Chip Fund, Value Fund and Growth & Income Fund, respectively.

** Redemption price may be reduced by contingent deferred sales charge.

 (+) Redemption price may be reduced by a redemption fee.

 52             See accompanying Notes to Financial Statements.

                      STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2004 (UNAUDITED)

                                                                GLOBAL             HIGH                                 MARKET
                                                              GROWTH AND          YIELD           CONVERTIBLE          NEUTRAL
                                                             INCOME FUND           FUND               FUND               FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $250,947,329, $223,520,366
  $1,369,633,400, and $602,558,071 respectively)*            $262,752,181      $235,253,778      $1,517,177,657      $599,568,520
Cash with custodian (interest bearing)                                 --             1,012                  --         3,243,922
Restricted cash for open options (interest bearing)                    --           150,000                  --           150,000
Restricted cash for short positions (interest bearing)                 --                --                  --       206,247,348
Net unrealized appreciation on forward foreign currency
  contracts                                                       850,136                --             453,244                --
Accrued interest and dividends                                  1,129,244         3,867,679           5,036,980         6,555,158
Receivable for investments sold                                     2,520         4,175,251          62,457,509         6,319,786
Receivable for Fund shares sold                                 1,358,406         1,207,590               4,024             3,758
Prepaid expenses                                                   30,200            34,677              34,161            25,467
Other assets                                                       16,078            16,078              16,078            16,078
                                                             --------------------------------------------------------------------
        Total assets                                          266,138,765       244,706,065       1,585,179,653       822,130,037
                                                             --------------------------------------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at value (proceeds
  $194,730,765)                                                        --                --                  --       208,087,135
Due to custodian                                                    3,156                --              65,403                --
Payable for investments purchased                                 498,076         5,554,145          56,900,766         8,999,375
Payable for Fund shares redeemed                                  455,521           387,970           1,827,862           735,392
Payable to investment advisor                                     194,241           120,938             738,267           371,036
Payable to distributor                                            111,078            98,517             660,713           246,715
Payable to financial accountant                                     4,353             2,332              15,273             7,607
Accounts payable and accrued liabilities                          146,488           119,343             486,584           187,861
Payable upon return of securities loaned                       22,822,359        38,211,624         261,714,517                --
                                                             --------------------------------------------------------------------
        Total liabilities                                      24,235,272        44,494,869         322,409,385       218,635,121
                                                             --------------------------------------------------------------------
NET ASSETS                                                   $241,903,493      $200,211,196      $1,262,770,268      $603,494,916
                                                             ====================================================================
ANALYSIS OF NET ASSETS
Paid in capital                                               228,186,832       183,176,829       1,043,161,626       591,038,339
Undistributed net investment income (loss)                      2,083,716           472,183         (11,311,567)       (1,700,456)
Accumulated net realized gain (loss) on investments,
  options and forward foreign currency contracts               (1,010,300)        4,825,347          82,922,708        30,502,954
Net unrealized appreciation (depreciation) of
  investments, options and forward foreign currency
  contracts                                                    12,643,245        11,736,837         147,997,501       (16,345,921)
                                                             --------------------------------------------------------------------
NET ASSETS                                                   $241,903,493      $200,211,196      $1,262,770,268      $603,494,916
                                                             ====================================================================
CLASS A SHARES (no par value; unlimited number of
  shares authorized)
Net assets applicable to shares outstanding                  $131,349,164      $ 99,982,403      $  553,675,286      $354,282,612
Shares outstanding                                             16,490,991         9,283,872          26,250,636        25,532,105
Net asset value and redemption price per share(+)            $       7.96      $      10.77      $        21.09      $      13.88
                                                             --------------------------------------------------------------------
Maximum offering price per share at (Net asset value,
  plus 4.99% of net asset value or 4.75% of offering
  price)                                                     $       8.36      $      11.31      $        22.14      $      14.57
                                                             ====================================================================
CLASS B SHARES (no par value; unlimited number of
  shares authorized)**
Net assets applicable to shares outstanding                  $ 20,057,578      $ 26,580,980      $  206,239,919      $ 45,232,856
Shares outstanding                                              2,409,914         2,411,332           8,705,502         3,145,569
Net asset value, offering price and redemption price
  per share                                                  $       8.32      $      11.02      $        23.69      $      14.38
                                                             ====================================================================
CLASS C SHARES (no par value; unlimited number of
  shares authorized)**
Net assets applicable to shares outstanding                  $ 86,186,409      $ 70,849,637      $  457,190,265      $163,892,829
Shares outstanding                                             10,933,343         6,456,379          21,634,790        11,675,314
Net asset value, offering price and redemption price
  per share                                                  $       7.88      $      10.97      $        21.13      $      14.04
                                                             ====================================================================
CLASS I SHARES (no par value; unlimited number of
  shares authorized)
Net assets applicable to shares outstanding                  $  4,310,342      $  2,798,176      $   45,664,798      $ 40,086,619
Shares outstanding                                                539,681           259,960           2,256,647         2,911,489
Net asset value, offering price and redemption price
  per share(+)                                               $       7.99      $      10.76      $        20.24      $      13.77
                                                             ====================================================================

  * Including securities on loan with a value of $22,336,282, $37,154,939, and $255,966,498 for the Global Growth and Income Fund, High Yield Fund, and Convertible Fund, respectively.
 ** Redemption price may be reduced by contingent deferred sales charge.
  (+) Redemption price may be reduced by a redemption fee.

                See accompanying Notes to Financial Statements.               53

                            STATEMENTS OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                               GLOBAL         HIGH
                                     GROWTH       BLUE CHIP       VALUE       GROWTH AND     GROWTH AND       YIELD
                                      FUND          FUND          FUND        INCOME FUND    INCOME FUND      FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                          $    291,644   $     9,449   $    27,985   $  26,428,680   $5,758,946    $ 6,304,167
Dividends                           18,307,120       368,364       484,326      19,520,082      940,677        659,808
Securities lending income            1,342,917           446           405         761,510        5,395         44,166
                                  ------------------------------------------------------------------------------------
   Total investment income*         19,941,681       378,259       512,716      46,710,272    6,705,018      7,008,141
                                  ------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees            38,676,027       267,498       364,735      13,369,948    1,053,106        699,995
Distribution fees
   Class A                           8,163,720        50,456        71,315       2,602,671      143,179        115,668
   Class B                           4,037,234        25,228        24,069       2,755,661       84,466        125,772
   Class C                          10,222,225        32,610        42,409       6,580,556      374,487        331,378
Financial accounting fees              596,287         7,607         5,022         250,267       14,249         11,230
Transfer agent fees                  6,579,926        22,047        49,898       2,516,955      122,759        109,876
Accounting fees                        477,369        17,530        16,366         214,115       28,903         25,109
Audit and legal fees                    28,455        25,708        30,425          23,872       37,118         37,764
Custodian fees                         393,489         7,606         7,139         170,188       38,633         11,244
Printing and mailing fees            1,001,640         6,024         3,002         390,851       18,599         10,065
Registration fees                      462,255        14,967        32,032         180,973       42,177         36,429
Trustees' fees                           8,524         7,200         8,524           8,524        8,524          8,463
Dividend expense on short
  positions                                 --            --            --              --           --             --
Organizational fees                         --        38,439            --              --           --             --
Other                                  137,189         3,321         4,831          81,506        6,042          7,607
                                  ------------------------------------------------------------------------------------
   Total expenses                   70,784,340       526,241       659,767      29,146,087    1,972,242      1,530,600
   Less expenses waived or
     absorbed by Advisor                    --        16,700            --              --           --             --
                                  ------------------------------------------------------------------------------------
   Net expenses                     70,784,340       509,541       659,767      29,146,087    1,972,242      1,530,600
                                  ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)       (50,842,659)     (131,282)     (147,051)     17,564,185    4,732,776      5,477,541
                                  ------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS)
Net realized gain (loss) on:
   Investments                      77,406,260    (1,374,816)      847,196        (997,786)    (954,029)     2,357,615
   Foreign currency transactions            --            --        (1,021)       (368,236)    (467,303)        (6,878)
   Short positions                          --            --            --              --           --             --
Change in net unrealized
  appreciation/depreciation of:
   Investments                     (85,336,649)      460,337    (2,240,859)   (136,608,976)  (5,036,454)    (3,460,513)
   Foreign currency translations            --            --        (5,561)          3,793      205,306         (9,247)
   Short positions                          --            --            --              --           --             --
                                  ------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS      (7,930,389)     (914,479)   (1,400,245)   (137,971,205)  (6,252,480)    (1,119,023)
                                  ------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                      $(58,773,048)  $(1,045,761)  $(1,547,296)  $(120,407,020)  $(1,519,704)  $ 4,358,518
                                  ====================================================================================

                                                     MARKET
                                   CONVERTIBLE      NEUTRAL
                                      FUND            FUND
--------------------------------  ----------------------------
INVESTMENT INCOME
Interest                          $   9,858,607   $ 11,475,529
Dividends                             9,265,302      3,123,807
Securities lending income               255,892             --
                                  ----------------------------
   Total investment income*          19,379,801     14,599,336
                                  ----------------------------
EXPENSES
Investment advisory fees              4,685,804      2,360,202
Distribution fees
   Class A                              728,043        472,104
   Class B                            1,072,026        235,967
   Class C                            2,404,299        867,449
Financial accounting fees                79,691         38,632
Transfer agent fees                     652,224        225,015
Accounting fees                          81,741         52,549
Audit and legal fees                     45,195         36,161
Custodian fees                           50,733         25,200
Printing and mailing fees               137,649         41,544
Registration fees                        40,215         32,112
Trustees' fees                            8,463          8,463
Dividend expense on short
  positions                                  --        624,314
Organizational fees                          --             --
Other                                    35,081         17,045
                                  ----------------------------
   Total expenses                    10,021,164      5,036,757
   Less expenses waived or
     absorbed by Advisor                     --             --
                                  ----------------------------
   Net expenses                      10,021,164      5,036,757
                                  ----------------------------
NET INVESTMENT INCOME (LOSS)          9,358,637      9,562,579
                                  ----------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS)
Net realized gain (loss) on:
   Investments                       40,037,486     17,426,670
   Foreign currency transactions        592,095             --
   Short positions                           --     (8,229,052)
Change in net unrealized
  appreciation/depreciation of:
   Investments                     (109,256,944)   (40,063,387)
   Foreign currency translations        230,029             --
   Short positions                           --     14,085,717
                                  ----------------------------
NET GAIN (LOSS) ON INVESTMENTS      (68,397,334)   (16,780,052)
                                  ----------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                      $ (59,038,697)  $ (7,217,473)
                                  ============================

* Net of foreign taxes withheld of $171,200, $280, $5,480, $18,217, and $79,310 for the Growth Fund, Blue Chip, Value Fund, Growth and Income Fund, and Global Growth and Income Fund, respectively.

 54             See accompanying Notes to Financial Statements.

                      (This page intentionally left blank)

                             STATEMENTS OF CHANGES
                                 IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MARCH 31, 2004

                                           GROWTH FUND                        BLUE CHIP                      VALUE FUND**
                                -------------------------------------------------------------------------------------------------
                                  SIX MONTHS            YEAR          SIX MONTHS        PERIOD        SIX MONTHS         YEAR
                                     ENDED             ENDED             ENDED           ENDED           ENDED           ENDED
                                 SEPTEMBER 30,       MARCH 31,       SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,     MARCH 31,
                                     2004               2004             2004            2004*           2004            2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)    $   (50,842,659)   $  (62,954,586)    $  (131,282)    $   (39,363)    $  (147,051)    $  (142,404)
Net realized gain (loss) on
   investments, options and
   foreign currency
   transactions                      77,406,260       383,695,729      (1,374,816)        (22,851)        846,175         235,773
Change in net unrealized
   appreciation/depreciation
   of investments, options
   and foreign currency
   translations                     (85,336,649)    1,505,144,929         460,337         249,095      (2,246,420)      8,130,391
                                -------------------------------------------------------------------------------------------------
Net increase(decrease) in
   net assets resulting from
   operations                       (58,773,048)    1,825,886,072      (1,045,761)        186,881      (1,547,296)      8,223,760
                                -------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
   SHAREHOLDERS
Net investment income
   Class A                                   --                --              --              --              --              --
   Class B                                   --                --              --              --              --              --
   Class C                                   --                --              --              --              --              --
   Class I                                   --                --              --              --              --              --
Net realized gains
   Class A                                   --                --              --              --              --              --
   Class B                                   --                --              --              --              --              --
   Class C                                   --                --              --              --              --              --
   Class I                                   --                --              --              --              --              --
                                -------------------------------------------------------------------------------------------------
      Total distributions                    --                --              --              --              --              --
NET INCREASE (DECREASE) IN
   NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS             2,403,360,981     4,070,111,232      25,896,203      38,454,918      31,990,332      32,884,435
                                -------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                     2,344,587,933     5,895,997,304      24,850,442      38,641,799      30,443,036      41,108,195
                                -------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period               8,545,210,059     2,649,212,755      38,641,799              --      53,244,067      12,135,872
                                -------------------------------------------------------------------------------------------------
End of period                   $10,889,797,992    $8,545,210,059     $63,492,241     $38,641,799     $83,687,103     $53,244,067
                                =================================================================================================
Undistributed Net Investment
   Income (loss)                $   (50,859,423)   $      (16,764)    $  (133,774)    $    (2,492)    $  (156,123)         (9,072)

 * The Blue Chip Fund commenced operations on December 1, 2003.

** Formerly known as Mid Cap Value Fund.

 56             See accompanying Notes to Financial Statements.

                             STATEMENTS OF CHANGES
                                 IN NET ASSETS

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MARCH 31, 2004

                                             GLOBAL GROWTH
      GROWTH AND INCOME FUND                AND INCOME FUND                HIGH YIELD FUND
-------------------------------------------------------------------------------------------------
      SIX MONTHS          YEAR         SIX MONTHS         YEAR        SIX MONTHS         YEAR
        ENDED            ENDED            ENDED          ENDED           ENDED          ENDED
    SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,    MARCH 31,     SEPTEMBER 30,    MARCH 31,
         2004             2004            2004            2004           2004            2004
-------------------------------------------------------------------------------------------------
    $   17,564,185   $   32,209,340   $  4,732,776    $  1,221,864   $  5,477,541    $ 10,562,092
        (1,366,022)      57,233,682     (1,421,332)     (2,513,437)     2,350,737       3,536,542
      (136,605,183)     490,364,925     (4,831,148)     18,149,140     (3,469,760)     12,601,579
-------------------------------------------------------------------------------------------------
      (120,407,020)     579,807,947     (1,519,704)     16,857,567      4,358,518      26,700,213
-------------------------------------------------------------------------------------------------
       (17,356,983)     (22,187,911)            --         (42,286)    (3,102,367)     (5,502,786)
        (2,079,544)      (3,020,036)            --          (4,294)      (735,494)     (1,382,498)
        (6,151,218)      (8,122,003)            --         (22,911)    (1,989,313)     (3,438,699)
          (488,253)        (486,950)            --          (2,052)       (95,318)       (178,195)
                --               --             --              --             --              --
                --               --             --              --             --              --
                --               --             --              --             --              --
                --               --             --              --             --              --
-------------------------------------------------------------------------------------------------
       (26,075,998)     (33,816,900)            --         (71,543)    (5,922,492)    (10,502,178)
       494,226,869    2,107,038,199     68,038,970     122,099,108      6,814,925      86,735,069
-------------------------------------------------------------------------------------------------
       347,743,851    2,653,029,246     66,519,266     138,885,132      5,250,951     102,933,104
-------------------------------------------------------------------------------------------------

     3,877,402,225    1,224,372,979    175,384,227      36,499,095    194,960,245      92,027,141
-------------------------------------------------------------------------------------------------
    $4,225,146,076   $3,877,402,225   $241,903,493    $175,384,227   $200,211,196    $194,960,245
=================================================================================================
    $   (9,770,562)  $   (1,258,749)  $  2,083,716    $ (2,649,060)  $    472,183    $    917,134


            CONVERTIBLE FUND               MARKET NEUTRAL FUND
---  --------------------------------------------------------------
       SIX MONTHS          YEAR         SIX MONTHS         YEAR
         ENDED            ENDED            ENDED          ENDED
     SEPTEMBER 30,      MARCH 31,      SEPTEMBER 30,    MARCH 31,
          2004             2004            2004            2004
---  --------------------------------------------------------------
     $    9,358,637   $   27,616,921   $  9,562,579    $ 24,713,953
         40,629,581       73,896,750      9,197,618      38,861,156
       (109,026,915)     287,014,361    (25,977,670)      3,720,880
---  --------------------------------------------------------------
        (59,038,697)     388,528,032     (7,217,473)     67,295,989
---  --------------------------------------------------------------
         (5,724,948)     (18,189,583)   (11,891,654)    (22,779,886)
         (1,060,109)      (4,103,718)    (1,254,353)     (2,269,867)
         (2,920,924)     (11,140,571)    (4,747,206)     (8,719,589)
           (562,614)      (1,631,739)    (1,327,860)     (2,241,780)
                 --               --             --      (9,068,747)
                 --               --             --      (1,066,036)
                 --               --             --      (4,109,483)
                 --               --             --        (858,560)
---  --------------------------------------------------------------
        (10,268,595)     (35,065,611)   (19,221,073)    (51,113,948)
       (100,467,350)    (109,962,744)   (49,852,233)    (98,410,333)
---  --------------------------------------------------------------
       (169,774,642)     243,499,677    (76,290,779)    (82,228,292)
---  --------------------------------------------------------------
      1,432,544,910    1,189,045,233    679,785,695     762,013,987
---  --------------------------------------------------------------
     $1,262,770,268   $1,432,544,910   $603,494,916    $679,785,695
===  ==============================================================
     $  (11,311,567)  $  (10,401,609)  $ (1,700,456)   $  7,958,038

                See accompanying Notes to Financial Statements.               57

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of eight series, CALAMOS Growth Fund, CALAMOS Blue Chip Fund, CALAMOS Value Fund, CALAMOS Growth and Income Fund, CALAMOS Global Growth and Income Fund, CALAMOS High Yield Fund, CALAMOS Convertible Fund, and CALAMOS Market Neutral Fund (the "Funds"). The Trust currently offers Class A, Class B, Class C and Class I shares of each of the Funds. The CALAMOS Convertible Fund and CALAMOS Market Neutral Fund are closed to all new investments, subject to the exceptions enumerated in the Prospectus.

PORTFOLIO VALUATION. In computing the net asset value of each Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market prices or quotations are not readily available or reflective of the fair value of a security that may be due to a significant event, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees or a committee appointed by the Board of Trustees. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate a Fund's net asset value may differ from quoted or published prices.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which each Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be valued at a fair value following procedures and guidelines approved by the Board of Trustees or a committee approved by the Board of Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the spot market rate of exchange at the date of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, currency gains of losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies that held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Funds may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES. No provision has been made for Federal income taxes since each Fund elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute to shareholders substantially all its taxable income and gains.

DIVIDENDS. Dividends payable to shareholders are recorded by the Funds on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and contingent payment debt instruments.

ALLOCATION OF EXPENSES BETWEEN CLASSES. Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 2 - INVESTMENT ADVISER AND TRANSACTION WITH AFFILIATES
Pursuant to an investment advisory agreement with CALAMOS Advisors LLC ("CALAMOS Advisors"), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Growth and Income Fund, Convertible Fund, and Market Neutral Fund are at the annual rate of 0.75% of the first $500 million of average daily net assets, 0.70% of the next $500 million of average daily net assets, 0.65% of average daily net assets in excess of $1 billion. The High Yield Fund fee is at the annual rate of 0.75% of the Fund's average daily net assets. As of August 1, 2004, the Growth Fund pays a fee at the annual rate of 1.00% of the first $500 million of the Growth Fund's average daily net assets, .90% of the next $500 million of average daily net assets, .80% of the next $5 billion of average daily net assets (average daily net assets in excess of $1 billion to $6 billion), .78% of the next $5 billion of average daily net assets (average daily net assets in excess of $6 billion to $11 billion), .76% of the next $5 billion of average daily net assets (average daily net assets in excess of $11 billion to $16 billion), .74% of the next $5 billion of average daily net assets (average daily net assets in excess of $16 billion to $21 billion), .72% of the next $5 billion of average daily net assets (average daily net assets in excess of $21 billion to $26 billion) and .70% of average daily net assets in excess of $26 billion. Prior to August 1, 2004, the Growth Fund paid a fee at the annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $500 million of average daily net assets, and 0.80% of average daily net assets in excess of $1 billion. The Blue Chip Fund, Value Fund, and Global Growth and Income Fund fees are at the annual rate of 1.00% of the Fund's average daily net assets.

CALAMOS Advisors has received a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of Combined Assets; 0.0150% on the next $1 billion of Combined Assets; and 0.0110% on Combined Assets above $2 billion for financial accounting services (for purposes of this calculation combined assets means the total assets of CALAMOS Investment Trust, CALAMOS Advisors Trust, CALAMOS Convertible and High Income Fund and CALAMOS Strategic Total Return
Fund). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Funds will pay their pro rata share of the financial accounting service fee payable to CALAMOS Advisors based on relative assets of each Fund.

CALAMOS Advisors has contractually undertaken to limit normal operating expenses of each Fund, as a percentage of the average daily net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, and 1.50% for Class I shares through August 31, 2005. For the six months ended September 30, 2004, CALAMOS Advisors waived or absorbed expenses of $16,700 for the Blue Chip Fund.

As Distributor, CALAMOS FINANCIAL SERVICES LLC ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual distribution and/or service fee of 0.25% of the average daily net assets of the Fund's Class A shares and annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class B shares and Class C shares.

CFS also receives a sales commission and/or a (underwriting) fee on certain sales of each Fund's Class A shares. During the six months ended September 30, 2004, CFS received commissions and distribution fees of $2,938,699, $24,313, $34,910, $1,172,016, $75,622 and $38,140 from the sale of shares of Growth Fund, Blue Chip Fund, Value Fund, Growth and Income Fund, Global Growth and Income Fund and High Yield Fund respectively.

Certain officers and trustees of the Trust are also officers and directors of CFS and CALAMOS Advisors. All officers and affiliated trustees serve without direct compensation from the Trust.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of CALAMOS Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to
 60

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $16,078 for the Growth Fund, Growth and Income Fund, Global Growth and Income Fund, High Yield Fund, Convertible Fund, and Market Neutral Fund and $5,707 for the Blue Chip Fund and $12,977 for the Value Fund are included in "Other assets" on the Statements of Assets and Liabilities at September 30, 2004. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund.

During the fiscal year ended March 31, 2001, the Funds distributed the appropriate amounts of aggregate ordinary income and capital gain distributions declared by the Board of Trustees. However, individual shareholders did not receive the proper per share amounts. Each Fund made an additional distribution to any shareholder of the Fund who received less than the shareholder should have received, and CALAMOS Advisors made a capital contribution to such Fund of an equal amount. The aggregate amounts of such additional distributions were $621,664, $248,785, $38,289, $705, $1,179,647, and $99,891 for the Growth Fund,
Growth and Income Fund, Global Growth and Income Fund, High Yield Fund, Convertible Fund, and Market Neutral Fund, respectively.

As a result of the incorrect distributions, each Fund may not qualify as a regulated investment company under the Internal Revenue Code, in which case it would be subject to corporate income tax on its net investment income and net realized capital gains. Management and legal counsel to the Trust believe that each Fund should be permitted to continue to qualify as a regulated investment company and no Fund has made any provision for corporate income tax obligations within the financial statements.

NOTE 3 - INVESTMENTS
Purchases and sales of investments other than short-term obligations by the Funds for the six months ended September 30, 2004 were as follows:

                                                                                                 GLOBAL         HIGH
                                    GROWTH        BLUE CHIP       VALUE        GROWTH AND      GROWTH AND       YIELD
                                     FUND           FUND          FUND        INCOME FUND     INCOME FUND       FUND
------------------------------------------------------------------------------------------------------------------------
Purchases                       $4,550,316,219   $35,431,557   $50,012,670   $1,839,418,115   $199,113,760   $48,369,896
Proceeds from sales              2,155,744,297    10,872,160    15,749,673    1,362,120,017    134,190,988    38,831,602

                                                  MARKET
                                CONVERTIBLE      NEUTRAL
                                    FUND           FUND
------------------------------  ---------------------------
Purchases                       $298,407,615   $312,947,424
Proceeds from sales              408,181,534    321,011,066

The following information is presented on an income tax basis as of September 30, 2004. Differences between amounts for financial statements and federal income tax purposes are primarily due to differing treatments for contingent payment debt instruments, wash sales deferrals, methods of amortizing premiums and accreting discounts on fixed income securities, and other temporary book/tax differences.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

The cost basis of investments for federal income tax purposes at September 30, 2004 was as follows:

                           GROWTH         BLUE CHIP       VALUE        GROWTH AND
                            FUND            FUND          FUND        INCOME FUND
-----------------------------------------------------------------------------------
Cost basis of
  investments          $11,951,533,782   $67,365,737   $84,958,899   $4,834,664,490
===================================================================================
Gross unrealized
  appreciation           1,916,310,505     3,902,821     8,386,385      403,158,610
Gross unrealized
  depreciation            (410,461,904)   (3,193,389)   (3,085,408)     (71,283,144)
                       ------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation)         1,505,848,601       709,432     5,300,977      331,875,466
                       ============================================================

                          GLOBAL          HIGH                           MARKET
                        GROWTH AND       YIELD        CONVERTIBLE       NEUTRAL
                       INCOME FUND        FUND            FUND           FUND*
----------------------------------------------------------------------------------
Cost basis of
  investments          $246,759,253   $223,844,586   $1,383,676,667   $617,776,063
==================================================================================
Gross unrealized
  appreciation           23,272,312     14,151,878      151,494,389     39,327,302
Gross unrealized
  depreciation           (7,279,386)    (2,742,681)     (17,993,392)   (57,534,846)
                       -----------------------------------------------------------
Net unrealized
  appreciation
  (depreciation)         15,992,926     11,409,197      133,500,997    (18,207,544)
                       ===========================================================

*  Cost basis of investments for Market Neutral is net of short positions.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions for the period ended September 30, 2004, if any, will be determined at the end of the current fiscal year. Distributions during the fiscal years ended March 31, 2004 and March 31, 2003 were characterized for income tax purposes as follows:

                                                   GROWTH                      BLUE CHIP
                                                    FUND                         FUND                         VALUE FUND*
                                            --------------------       -------------------------       -------------------------
                                            2004         2003            2004            2003            2004            2003
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
  ORDINARY INCOME
    Class A                                  --            --              --              --              --              --
    Class B                                  --            --              --              --              --              --
    Class C                                  --            --              --              --              --              --
    Class I                                  --            --              --              --              --              --
                                            ------------------------------------------------------------------------------------
                                             --            --              --              --              --              --
                                            ------------------------------------------------------------------------------------
  LONG-TERM CAPITAL GAIN
    Class A                                  --            --              --              --              --              --
    Class B                                  --            --              --              --              --              --
    Class C                                  --            --              --              --              --              --
    Class I                                  --            --              --              --              --              --
                                            ------------------------------------------------------------------------------------
                                             --            --              --              --              --              --
                                            ------------------------------------------------------------------------------------

                                                     GROWTH AND
                                                     INCOME FUND
                                            -----------------------------
                                               2004              2003
-------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
  ORDINARY INCOME
    Class A                                 $22,187,911       $ 9,106,126
    Class B                                   3,020,036         1,892,878
    Class C                                   8,122,003         3,792,680
    Class I                                     486,950           139,651
                                            -----------------------------
                                            $33,816,900       $14,931,335
                                            -----------------------------
  LONG-TERM CAPITAL GAIN
    Class A                                          --                --
    Class B                                          --                --
    Class C                                          --                --
    Class I                                          --                --
                                            -----------------------------
                                                     --                --
                                            -----------------------------

                            GLOBAL GROWTH                     HIGH YIELD                         CONVERTIBLE
                           AND INCOME FUND                       FUND                               FUND
                       -----------------------       ----------------------------       -----------------------------
                        2004           2003             2004              2003             2004              2003
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID
  FROM:
  ORDINARY INCOME
    Class A                 --        $52,350        $ 5,502,786       $1,050,174       $18,189,583       $ 6,853,879
    Class B                 --          4,517          1,382,498          270,783         4,103,718         1,214,226
    Class C                 --         20,689          3,438,699          646,961        11,140,571         3,480,346
    Class I                 --          3,078            178,195           74,100         1,631,789           636,504
                       ----------------------------------------------------------------------------------------------
                            --        $80,634        $10,502,178       $2,042,018       $35,065,661       $12,184,955
                       ----------------------------------------------------------------------------------------------
  LONG-TERM CAPITAL
    GAIN
    Class A            $42,286             --                 --               --                --                --
    Class B              4,294             --                 --               --                --                --
    Class C             22,911             --                 --               --                --                --
    Class I              2,052             --                 --               --                --                --
                       ----------------------------------------------------------------------------------------------
                       $71,543             --                 --               --                --                --
                       ----------------------------------------------------------------------------------------------

                                  MARKET
                               NEUTRAL FUND
                       -----------------------------
                          2004              2003
----------------------------------------------------
DISTRIBUTIONS PAID
  FROM:
  ORDINARY INCOME
    Class A            $31,848,633       $14,122,729
    Class B              3,335,903         1,537,489
    Class C             12,829,072         5,367,153
    Class I              3,100,340         1,303,298
                       -----------------------------
                       $51,113,948       $22,330,669
                       -----------------------------
  LONG-TERM CAPITAL
    GAIN
    Class A                     --                --
    Class B                     --                --
    Class C                     --                --
    Class I                     --                --
                       -----------------------------
                                --                --
                       -----------------------------

*  Formerly known as Mid Cap Value Fund

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

The Funds intend to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. For the tax year ended March 31, 2004, the Funds utilized capital loss carryforwards as follows:

                                                                                     GLOBAL        HIGH                   MARKET
                                   GROWTH      BLUE CHIP    VALUE    GROWTH AND    GROWTH AND     YIELD     CONVERTIBLE   NEUTRAL
                                    FUND         FUND       FUND     INCOME FUND   INCOME FUND     FUND        FUND        FUND
---------------------------------------------------------------------------------------------------------------------------------
                                $216,903,211     $  --     $36,172   $14,057,200   $1,292,657    $532,582   $27,020,140    $  --

As of March 31, 2004, the Funds had capital loss carryforwards that, if not used, will expire as follows:

                                                                                        GLOBAL      HIGH                  MARKET
                                     GROWTH      BLUE CHIP    VALUE     GROWTH AND    GROWTH AND    YIELD   CONVERTIBLE   NEUTRAL
                                      FUND         FUND        FUND     INCOME FUND   INCOME FUND   FUND       FUND        FUND
---------------------------------------------------------------------------------------------------------------------------------
2011                              $(11,154,218)    $  --     $(28,858)     $  --         $  --      $ --       $  --       $  --
                                  -----------------------------------------------------------------------------------------------

The Funds had deferred post-October losses occurring subsequent to October 31, 2003. For tax purposes, such losses will be treated as having occurred on April 1, 2004. As of March 31, 2004, post-October losses are as follows:

                                                                                     GLOBAL       HIGH                    MARKET
                                    GROWTH    BLUE CHIP    VALUE    GROWTH AND     GROWTH AND     YIELD    CONVERTIBLE    NEUTRAL
                                     FUND       FUND       FUND     INCOME FUND    INCOME FUND    FUND        FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
Capital                             $  --     $(20,360)    $ --       $    --      $  (507,072)   $ --     $        --     $  --
Currency                               --           --       --        (9,583)      (1,617,679)     --      (3,375,205)       --
                                    ---------------------------------------------------------------------------------------------
                                    $  --     $(20,360)    $ --       $(9,583)     $(2,124,751)   $ --     $(3,375,205)    $  --
                                    ---------------------------------------------------------------------------------------------

NOTE 5 - SHORT SALES
Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. The transactions result in off-balance-sheet risk (i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities). To the extent a Fund owns equivalent securities, the off-balance-sheet risk is offset.

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS
Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at September 30, 2004, was a multinational bank.

As of September 30, 2004, the Global Growth and Income Fund had the following open forward foreign currency contracts:

                                                                SETTLEMENT        LOCAL          CURRENT      UNREALIZED
                                                                   DATE         CURRENCY          VALUE       GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Short Contracts
Australian Dollar                                               10/21/2004        5,480,000    $ 3,960,402     $(125,869)
British Pound Sterling                                          10/21/2004       10,275,000     18,560,072       343,668
Danish Krone                                                    10/21/2004       40,170,000      6,704,477       (26,617)
Euro                                                            10/21/2004       29,300,000     36,380,850      (176,598)
Hong Kong Dollar                                                10/21/2004       12,290,000      1,576,920         3,350
Japanese Yen                                                    10/21/2004    3,933,775,000     35,732,992       741,077
South Korean Won                                                10/21/2004      913,000,000        792,272       (12,263)
Swedish Krona                                                   10/21/2004       11,750,000      1,614,146       (37,198)
Swiss Franc                                                     10/21/2004       22,120,000     17,731,582       140,680
Taiwanese Dollar                                                10/21/2004       51,085,000      1,504,729           (94)
                                                                                                               ---------
                                                                                                               $ 850,136

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

As of September 30, 2004, the Convertible Fund had the following open forward foreign currency contracts:

                                                                SETTLEMENT       LOCAL         CURRENT      UNREALIZED
                                                                   DATE        CURRENCY         VALUE       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Short Contracts
British Pound Sterling                                          10/21/2004      8,340,000    $15,064,817     $278,948
Swiss Franc                                                     10/21/2004     22,825,000     18,296,717      174,296
                                                                                                             --------
                                                                                                             $453,244

NOTE 7 - INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN
Each Fund earns interest on its average daily balance deposited with its custodian. During the six months ended September 30, 2004, the Growth and Income Fund earned $4,008.

                      (This page intentionally left blank)

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 8 - CAPITAL SHARE TRANSACTIONS
The following table summarizes the activity in capital shares of the Funds:

                                        GROWTH FUND                 BLUE CHIP FUND*               VALUE FUND**
SIX MONTHS ENDED               -----------------------------    ------------------------    ------------------------
SEPTEMBER 30, 2004               SHARES          DOLLARS         SHARES        DOLLARS       SHARES        DOLLARS
--------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                     51,454,805    $2,385,068,845    2,215,377    $22,270,249    2,584,766    $28,974,615
Shares Issued in reinvestment
  of distributions                      --                --           --             --           --             --
Less Shares Redeemed           (13,063,474)     (594,020,788)    (226,366)    (2,257,904)    (231,156)    (2,572,558)
                               -------------------------------------------------------------------------------------
Increase (Decrease)             38,391,331    $1,791,048,057    1,989,011    $20,012,345    2,353,610    $26,402,057
                               -------------------------------------------------------------------------------------

B SHARES
Shares Sold                      3,906,072    $  187,906,363      247,740    $ 2,486,100      212,020    $ 2,333,367
Shares Issued in reinvestment
  of distributions                      --                --           --             --           --             --
Less Shares Redeemed              (690,657)      (32,723,417)     (26,747)      (268,781)     (26,379)      (288,825)
                               -------------------------------------------------------------------------------------
Increase (Decrease)              3,215,415    $  155,182,946      220,993    $ 2,217,319      185,641    $ 2,044,542
                               -------------------------------------------------------------------------------------

C SHARES
Shares Sold                     12,117,620    $  541,935,031      381,248    $ 3,815,264      385,400    $ 4,208,087
Shares Issued in reinvestment
  of distributions                      --                --           --             --           --             --
Less Shares Redeemed            (2,394,440)     (105,795,834)     (47,908)      (478,064)     (86,290)      (940,524)
                               -------------------------------------------------------------------------------------
Increase (Decrease)              9,723,180    $  436,139,197      333,340    $ 3,337,200      299,110    $ 3,267,563
                               -------------------------------------------------------------------------------------

I SHARES
Shares Sold                        491,111    $   23,804,338       32,978    $   330,359       33,043    $   369,384
Shares Issued in reinvestment
  of distributions                      --                --           --             --           --             --
Less Shares Redeemed               (58,269)       (2,813,557)        (102)        (1,020)      (8,661)       (93,214)
                               -------------------------------------------------------------------------------------
Increase (Decrease)                432,842    $   20,990,781       32,876    $   329,339       24,382    $   276,170
                               -------------------------------------------------------------------------------------
Total Increase (Decrease)       51,762,768    $2,403,360,981    2,576,220    $25,896,203    2,862,743    $31,990,332
                               -------------------------------------------------------------------------------------

                                  GROWTH AND INCOME FUND
SIX MONTHS ENDED               ----------------------------
SEPTEMBER 30, 2004               SHARES          DOLLARS
-----------------------------  ----------------------------
A SHARES
Shares Sold                     19,700,286    $ 543,257,328
Shares Issued in reinvestment
  of distributions                 543,035       15,052,851
Less Shares Redeemed           (11,698,231)    (319,374,829)
                               ----------------------------
Increase (Decrease)              8,545,090    $ 238,935,350
                               ----------------------------
B SHARES
Shares Sold                      2,627,794    $  79,873,812
Shares Issued in reinvestment
  of distributions                  59,028        1,810,530
Less Shares Redeemed              (890,379)     (26,876,172)
                               ----------------------------
Increase (Decrease)              1,796,443    $  54,808,170
                               ----------------------------
C SHARES
Shares Sold                      9,689,027    $ 268,935,161
Shares Issued in reinvestment
  of distributions                 197,823        5,531,354
Less Shares Redeemed            (3,220,040)     (88,659,924)
                               ----------------------------
Increase (Decrease)              6,666,810    $ 185,806,591
                               ----------------------------
I SHARES
Shares Sold                        583,427    $  16,030,509
Shares Issued in reinvestment
  of distributions                  12,763          347,551
Less Shares Redeemed               (63,658)      (1,701,302)
                               ----------------------------
Increase (Decrease)                532,532    $  14,676,758
                               ----------------------------
Total Increase (Decrease)       17,540,875    $ 494,226,869
                               ----------------------------

                                      GLOBAL GROWTH
                                     AND INCOME FUND               HIGH YIELD FUND               CONVERTIBLE FUND
SIX MONTHS ENDED                --------------------------    --------------------------    ---------------------------
SEPTEMBER 30, 2004                SHARES        DOLLARS         SHARES        DOLLARS         SHARES         DOLLARS
-----------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                      6,419,192    $ 50,848,139     2,461,449    $ 26,267,262       177,827    $   3,795,382
Shares Issued in reinvestment
  of distributions                      --              --       232,494       2,469,204       229,878        4,717,516
Less Shares Redeemed            (1,604,239)    (12,679,959)   (2,435,834)    (25,965,164)   (2,533,910)     (53,738,371)
                                ---------------------------------------------------------------------------------------
Increase (Decrease)              4,814,953    $ 38,168,180       258,109    $  2,771,302    (2,126,205)   $ (45,225,473)
                                ---------------------------------------------------------------------------------------

B SHARES
Shares Sold                        905,128    $  7,498,117       414,051    $  4,515,446            14    $         331
Shares Issued in reinvestment
  of distributions                      --              --        42,880         466,126        34,100          818,754
Less Shares Redeemed              (141,417)     (1,172,175)     (445,849)     (4,808,298)     (544,065)     (12,969,552)
                                ---------------------------------------------------------------------------------------
Increase (Decrease)                763,711    $  6,325,942        11,082    $    173,274      (509,951)   $ (12,150,467)
                                ---------------------------------------------------------------------------------------

C SHARES
Shares Sold                      3,594,114    $ 28,193,597     1,104,705    $ 12,009,644           705    $      15,530
Shares Issued in reinvestment
  of distributions                      --              --       133,662       1,446,091       112,837        2,416,955
Less Shares Redeemed              (605,426)     (4,741,313)     (894,091)     (9,686,672)   (1,974,498)     (42,154,253)
                                ---------------------------------------------------------------------------------------
Increase (Decrease)              2,988,688    $ 23,452,284       344,276    $  3,769,063    (1,860,956)   $ (39,721,768)
                                ---------------------------------------------------------------------------------------

I SHARES
Shares Sold                         44,634    $    352,479         6,442    $     68,604         3,418    $      69,574
Shares Issued in reinvestment
  of distributions                      --              --         8,985          95,318         5,449    $     111,704
Less Shares Redeemed               (33,172)       (259,915)       (5,852)        (62,636)     (176,311)      (3,550,920)
                                ---------------------------------------------------------------------------------------
Increase (Decrease)                 11,462    $     92,564         9,575    $    101,286      (167,444)   $  (3,369,642)
                                ---------------------------------------------------------------------------------------
Total Increase (Decrease)        8,578,814    $ 68,038,970       623,042    $  6,814,925    (4,664,556)   $(100,467,350)
                                ---------------------------------------------------------------------------------------


                                   MARKET NEUTRAL FUND
SIX MONTHS ENDED                --------------------------
SEPTEMBER 30, 2004                SHARES        DOLLARS
------------------------------  --------------------------
A SHARES
Shares Sold                        348,707    $  5,048,489
Shares Issued in reinvestment
  of distributions                 704,789       9,547,524
Less Shares Redeemed            (3,406,729)    (47,378,129)
                                --------------------------
Increase (Decrease)             (2,353,233)   $(32,782,116)
                                --------------------------
B SHARES
Shares Sold                              5    $         77
Shares Issued in reinvestment
  of distributions                  70,136       1,000,515
Less Shares Redeemed              (297,273)     (4,300,287)
                                --------------------------
Increase (Decrease)               (227,132)   $ (3,299,695)
                                --------------------------
C SHARES
Shares Sold                             --    $         --
Shares Issued in reinvestment
  of distributions                 278,854       3,882,452
Less Shares Redeemed            (1,307,478)    (18,397,379)
                                --------------------------
Increase (Decrease)             (1,028,624)   $(14,514,927)
                                --------------------------
I SHARES
Shares Sold                         77,472    $  1,086,796
Shares Issued in reinvestment
  of distributions                  91,903       1,256,049
Less Shares Redeemed              (115,316)     (1,598,340)
                                --------------------------
Increase (Decrease)                 54,059    $    744,505
                                --------------------------
Total Increase (Decrease)       (3,554,930)   $(49,852,233)
                                --------------------------

 * The Blue Chip Fund commenced operations on December 1, 2003.
** Formerly known as Mid Cap Value Fund
 66

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

                                        GROWTH FUND                 BLUE CHIP FUND*               VALUE FUND**
                               -----------------------------    ------------------------    ------------------------
YEAR ENDED MARCH 31, 2004        SHARES          DOLLARS         SHARES        DOLLARS       SHARES        DOLLARS
--------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                     87,108,115    $3,679,313,560    2,860,819    $29,262,419    2,698,438    $27,863,407
Shares Issued in reinvestment
  of distributions                      --                --           --             --           --             --
Less Shares Redeemed           (21,345,185)     (888,844,281)     (86,089)      (880,497)    (358,650)    (3,591,999)
                               -------------------------------------------------------------------------------------
Increase (Decrease)             65,762,930    $2,790,469,279    2,774,730    $28,381,922    2,339,788    $24,271,408
                               -------------------------------------------------------------------------------------

B SHARES
Shares Sold                      8,414,278    $  366,363,825      382,943    $ 3,913,278      293,487    $ 3,060,251
Shares Issued in reinvestment
  of distributions                      --                --           --             --           --             --
Less Shares Redeemed              (816,240)      (36,008,849)      (2,906)       (29,626)     (16,269)      (169,503)
                               -------------------------------------------------------------------------------------
Increase (Decrease)              7,598,038    $  330,354,976      380,037    $ 3,883,652      277,218    $ 2,890,748
                               -------------------------------------------------------------------------------------

C SHARES
Shares Sold                     25,041,881    $1,026,205,700      511,253    $ 5,211,416      605,739    $ 6,315,492
Shares Issued in reinvestment
  of distributions                      --                --           --             --           --             --
Less Shares Redeemed            (3,170,155)     (130,337,895)     (40,666)      (413,096)    (104,233)    (1,055,767)
                               -------------------------------------------------------------------------------------
Increase (Decrease)             21,871,726    $  895,867,805      470,587    $ 4,798,320      501,506    $ 5,259,725
                               -------------------------------------------------------------------------------------

I SHARES
Shares Sold                      1,261,064    $   60,026,775      138,840    $ 1,391,327       48,221    $   504,960
Shares Issued in reinvestment
  of distributions                      --                --           --             --           --             --
Less Shares Redeemed              (163,572)       (6,607,603)         (30)          (303)      (4,094)       (42,406)
                               -------------------------------------------------------------------------------------
Increase (Decrease)              1,097,492    $   53,419,172      138,810    $ 1,391,024       44,127    $   462,554
                               -------------------------------------------------------------------------------------
Total Increase (Decrease)       96,330,186    $4,070,111,232    3,764,164    $38,454,918    3,162,639    $32,884,435
                               -------------------------------------------------------------------------------------

                                  GROWTH AND INCOME FUND
                               ----------------------------
YEAR ENDED MARCH 31, 2004        SHARES         DOLLARS
-----------------------------  ----------------------------
A SHARES
Shares Sold                    52,279,707    $1,380,941,090
Shares Issued in reinvestment
  of distributions                750,584        20,306,026
Less Shares Redeemed           (9,644,059)     (257,527,928)
                               ----------------------------
Increase (Decrease)            43,386,232    $1,143,719,188
                               ----------------------------
B SHARES
Shares Sold                     9,508,660    $  272,754,602
Shares Issued in reinvestment
  of distributions                 84,320         2,515,958
Less Shares Redeemed           (1,155,167)      (33,900,812)
                               ----------------------------
Increase (Decrease)             8,437,813    $  241,369,748
                               ----------------------------
C SHARES
Shares Sold                    29,380,840    $  778,455,238
Shares Issued in reinvestment
  of distributions                260,626         7,109,265
Less Shares Redeemed           (3,198,183)      (86,648,599)
                               ----------------------------
Increase (Decrease)            26,443,283    $  698,915,904
                               ----------------------------
I SHARES
Shares Sold                       929,249    $   25,031,080
Shares Issued in reinvestment
  of distributions                  9,974           266,343
Less Shares Redeemed              (88,133)       (2,264,064)
                               ----------------------------
Increase (Decrease)               851,090    $   23,033,359
                               ----------------------------
Total Increase (Decrease)      79,118,418    $2,107,038,199
                               ----------------------------

                                    GLOBAL GROWTH                   HIGH YIELD                    CONVERTIBLE
                                   AND INCOME FUND                     FUND                          FUND
                              --------------------------    --------------------------    ---------------------------
YEAR ENDED MARCH 31, 2004       SHARES        DOLLARS         SHARES        DOLLARS         SHARES         DOLLARS
---------------------------------------------------------------------------------------------------------------------
A SHARES
Shares Sold                   15,423,417    $114,338,886    11,350,772    $118,580,961     4,660,268    $  84,173,898
Shares Issued in
  reinvestment of
  distributions                    5,322          37,202       433,265       4,586,911       771,159       15,943,035
Less Shares Redeemed          (7,163,919)    (51,426,087)   (7,471,159)    (78,503,450)   (9,120,481)    (180,689,587)
                              ---------------------------------------------------------------------------------------
Increase (Decrease)            8,264,820    $ 62,950,001     4,312,878    $ 44,664,422    (3,689,054)   $ (80,572,654)
                              ---------------------------------------------------------------------------------------

B SHARES
Shares Sold                    1,440,554    $ 11,550,771     1,343,998    $ 14,308,147       727,714    $  14,492,164
Shares Issued in
  reinvestment of
  distributions                      429           3,164        68,315         744,094       130,720        3,043,775
Less Shares Redeemed            (175,135)     (1,390,900)     (454,908)     (4,897,659)     (912,234)     (20,718,797)
                              ---------------------------------------------------------------------------------------
Increase (Decrease)            1,265,848    $ 10,163,035       957,405    $ 10,154,582       (53,800)   $  (3,182,858)
                              ---------------------------------------------------------------------------------------

C SHARES
Shares Sold                    6,661,288    $ 50,432,268     4,234,321    $ 44,998,497     2,411,305    $  42,992,575
Shares Issued in
  reinvestment of
  distributions                    2,155          15,048       221,383       2,388,546       422,568        8,785,475
Less Shares Redeemed            (538,698)     (3,995,838)   (1,442,791)    (15,605,163)   (3,909,871)     (78,719,029)
                              ---------------------------------------------------------------------------------------
Increase (Decrease)            6,124,745    $ 46,451,478     3,012,913    $ 31,781,880    (1,075,998)   $ (26,940,978)
                              ---------------------------------------------------------------------------------------

I SHARES
Shares Sold                      349,176    $  2,572,929        36,081    $    362,407       349,777    $   6,100,505
Shares Issued in
  reinvestment of
  distributions                      294           2,052        16,857         178,195        16,711          331,256
Less Shares Redeemed              (5,454)        (40,387)      (39,178)       (406,417)     (298,938)      (5,698,014)
                              ---------------------------------------------------------------------------------------
Increase (Decrease)              344,016    $  2,534,594        13,760    $    134,185        67,550    $     733,747
                              ---------------------------------------------------------------------------------------
Total Increase (Decrease)     15,999,429    $122,099,108     8,296,956    $ 86,735,069    (4,751,302)   $(109,962,744)
                              ---------------------------------------------------------------------------------------

                                    MARKET NEUTRAL
                                         FUND
                              ---------------------------
YEAR ENDED MARCH 31, 2004       SHARES         DOLLARS
----------------------------  ---------------------------
A SHARES
Shares Sold                    1,238,482    $  17,792,772
Shares Issued in
  reinvestment of
  distributions                2,189,393       31,195,466
Less Shares Redeemed          (8,312,948)    (119,232,621)
                              ---------------------------
Increase (Decrease)           (4,885,073)   $ (70,244,383)
                              ---------------------------
B SHARES
Shares Sold                          146    $       2,156
Shares Issued in
  reinvestment of
  distributions                  181,283        2,674,074
Less Shares Redeemed            (588,622)      (8,724,873)
                              ---------------------------
Increase (Decrease)             (407,193)   $  (6,048,643)
                              ---------------------------
C SHARES
Shares Sold                        3,419    $      49,622
Shares Issued in
  reinvestment of
  distributions                  713,447       10,287,339
Less Shares Redeemed          (2,298,544)     (33,346,033)
                              ---------------------------
Increase (Decrease)           (1,581,678)   $ (23,009,072)
                              ---------------------------
I SHARES
Shares Sold                       74,936    $   1,078,674
Shares Issued in
  reinvestment of
  distributions                  214,085        3,032,983
Less Shares Redeemed            (226,607)      (3,219,892)
                              ---------------------------
Increase (Decrease)               62,414    $     891,765
                              ---------------------------
Total Increase (Decrease)     (6,811,530)   $ (98,410,333)
                              ---------------------------

 * The Blue Chip Fund commenced operations on December 1, 2003.
** Formerly known as Mid Cap Value Fund

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 9 - SECURITIES LENDING
During the six months ended September 30, 2004, each Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager and security lending agent will monitor the creditworthiness of the firms to which each Fund lends securities. At September 30, 2004, the Growth Fund, Blue Chip Fund, Value Fund, Growth and Income Fund, Global Growth and Income Fund, High Yield Fund and Convertible Fund had securities valued at $2,485,518,676, $4,005,691, $5,249,492, $947,731,441,
$22,336,282, $37,154,939 and $255,966,498 that were on loan to broker-dealers and banks and the Growth Fund, Blue Chip Fund, Value Fund, Growth and Income Fund, Global Growth and Income Fund, High Yield Fund and Convertible Fund had $2,544,153,423, $4,091,602, $5,302,780, $969,199,128, $22,822,359, $38,211,624
and $261,714,517, respectively, in cash or cash equivalent collateral. Growth and Income Fund's collateral represented cash equivalents of $26,369,372, which may be sold or pledged only upon default of the borrower.

NOTE 10 - REDEMPTION FEE
A redemption of Class A and Class I shares of a Fund (except shares purchased with reinvested dividends or distributions) held for five days or less may be subject to a redemption fee of 2% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is paid to the Fund and is intended to deter short-term trading. The redemption fee is also intended to offset portfolio transaction costs, market impact, and other costs associated with short-term trading. If the shares redeemed were purchased on different days, the shares held shortest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee is not a sales charge; it is retained by the Fund and reflected as an addition to paid in capital and does not benefit the Fund's adviser or any other third party.

During the six months ended September 30, 2004, the redemption fees charged by the Funds were as follows:

                                                                                     GLOBAL       HIGH                    MARKET
                                   GROWTH     BLUE CHIP    VALUE    GROWTH AND     GROWTH AND     YIELD    CONVERTIBLE    NEUTRAL
                                    FUND        FUND       FUND     INCOME FUND    INCOME FUND    FUND        FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A                            $24,834       $39        $--       $2,327          $361         $79         $--          $--
Class I                                 --        --         --           --            --          --          --           --

                      (This page intentionally left blank)

                              FINANCIAL HIGHLIGHTS

CALAMOS GROWTH FUND

       SELECTED DATA FOR ONE SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                        Class A
                       -------------------------------------------------------------------------
                        (Unaudited)
                        Six Months
                           Ended                         Year Ended March 31,
                       September 30,   ---------------------------------------------------------
                           2004           2004         2003         2002        2001      2000
------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period    $    47.62     $    31.68   $    37.64   $    37.04   $  48.17   $ 23.51
                        ----------     ----------   ----------   ----------   --------   -------
Income from
 investment
 operations:
Net investment income
 (loss)                      (0.20)*        (0.14)*      (0.37)*      (0.41)*    (0.27)*   (0.56)
Net realized and
 unrealized gain
 (loss) on
 investments                 (0.24)         16.08        (5.59)        1.01      (5.87)    28.35
                        ----------     ----------   ----------   ----------   --------   -------
 Total from
 investment
 operations                  (0.44)         15.94        (5.96)        0.60      (6.14)    27.79
------------------------------------------------------------------------------------------------
Capital contribution
 from Advisor                   --             --           --           --         --        --
Distributions:
Dividends from net
 investment income              --             --           --           --         --        --
Dividends from net
 realized gains                 --             --           --           --      (4.99)    (3.13)
Distributions from
 capital
 contributions                  --             --           --           --         --        --
                        ----------     ----------   ----------   ----------   --------   -------
 Total distributions            --             --           --           --      (4.99)    (3.13)
------------------------------------------------------------------------------------------------
Net asset value, end
 of period              $    47.18     $    47.62   $    31.68   $    37.64   $  37.04   $ 48.17
------------------------------------------------------------------------------------------------
Total Return(a)(b)           (0.92)%        50.32%      (15.84)%       1.62%    (14.19)%  123.38%
------------------------------------------------------------------------------------------------
Ratios and
 supplemental data:
Net assets, end of
 period (000)           $7,546,938     $5,789,210   $1,768,431   $1,027,091   $140,353   $40,102
Ratio of net expenses
 to average net
 assets                       1.27%**        1.31%        1.40%        1.55%      1.47%     2.00%
Ratio of net
 investment income
 (loss) to average
 net assets                  (0.85)%**      (0.96)%      (1.12)%      (1.12)%    (0.66)%   (1.69)%
Ratio of gross
 expenses to average
 net assets prior to
 waiver of expenses
 by the advisor               1.27%**        1.31%        1.40%        1.55%      1.47%     2.38%
------------------------------------------------------------------------------------------------

                                                Class B
                       ----------------------------------------------------------
                        (Unaudited)                                     Sept. 11,
                        Six Months                                        2000
                           Ended            Year Ended March 31,         through
                       September 30,   ------------------------------   March 31,
                           2004          2004       2003       2002       2001
---------------------  ----------------------------------------------------------
Net asset value,
 beginning of period     $  49.59      $  33.24   $  39.79   $  39.45    $50.67
                         --------      --------   --------   --------    ------
Income from
 investment
 operations:
Net investment income
 (loss)                     (0.38)*       (0.32)*    (0.65)*    (0.47)*   (0.31)*
Net realized and
 unrealized gain
 (loss) on
 investments                (0.26)        16.67      (5.90)      0.81    (10.02)
                         --------      --------   --------   --------    ------
 Total from
 investment
 operations                 (0.64)        16.35      (6.55)      0.34    (10.33)
--------------------------------------------------------------------------------------------
Capital contribution
 from Advisor                  --            --         --         --      3.77
Distributions:
Dividends from net
 investment income             --            --         --         --        --
Dividends from net
 realized gains                --            --         --         --     (0.89)
Distributions from
 capital
 contributions                 --            --         --         --     (3.77)
                         --------      --------   --------   --------    ------
 Total distributions           --            --         --         --     (4.66)
------------------------------------------------------------------------------------------------
Net asset value, end
 of period               $  48.95      $  49.59   $  33.24   $  39.79    $39.45
------------------------------------------------------------------------------------------------
Total Return(a)(b)          (1.29)%       49.19%    (16.46)%     0.86%   (13.48)%
------------------------------------------------------------------------------------------------
Ratios and
 supplemental data:
Net assets, end of
 period (000)            $897,581      $749,897   $250,121   $130,934    $7,158
Ratio of net expenses
 to average net
 assets                      2.02%**       2.06%      2.15%      2.30%     2.22%**
Ratio of net
 investment income
 (loss) to average
 net assets                 (1.60)%**     (1.71)%    (1.87)%    (1.87)%   (1.41)%**
Ratio of gross
 expenses to average
 net assets prior to
 waiver of expenses
 by the advisor              2.02%**       2.06%      2.15%      2.30%     3.39%**
------------------------------------------------------------------------------------------------

                        Six Months
                           Ended                         Year Ended March 31,
                       September 30,   ---------------------------------------------------------
                           2004           2004         2003         2002        2001      2000
------------------------------------------------------------------------------------------------
Portfolio turnover
 rate                     22.7%          53.7%        60.5%        78.8%       90.9%     175.3%
------------------------------------------------------------------------------------------------


---------------------  ----------------------------------------------------------
Portfolio turnover
 rate
------------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b) In March 2001, the Fund's total return includes the capital contribution by CALAMOS Advisors. Excluding this item, total return would have been -14.19%, -20.64%, -14.76%, and -13.92% for Class A, Class B, Class C and Class I shares, respectively.
 *  Net investment income allocated based on average shares method.
**  Annualized.

                                Class C
-----------------------------------------------------------------------
     (Unaudited)
     Six Months
        Ended                      Year Ended March 31,
    September 30,   ---------------------------------------------------
        2004           2004        2003       2002      2001      2000
-----------------------------------------------------------------------
      $    46.15    $    30.94   $  37.03   $  36.72   $ 47.16   $23.18
      ----------    ----------   --------   --------   -------   ------
           (0.36)*       (0.28)*    (0.61)*    (0.68)*   (0.56)*  (1.55)
           (0.23)        15.49      (5.48)      0.99     (5.82)   28.66
      ----------    ----------   --------   --------   -------   ------
           (0.59)        15.21      (6.09)      0.31     (6.38)   27.11
-----------------------------------------------------------------------
              --            --         --         --      0.61       --
              --            --         --         --        --       --
              --            --         --         --     (4.06)   (3.13)
              --            --         --         --     (0.61)      --
      ----------    ----------   --------   --------   -------   ------
              --            --         --         --     (4.67)   (3.13)
-----------------------------------------------------------------------
      $    45.56    $    46.15   $  30.94   $  37.03   $ 36.72   $47.16
-----------------------------------------------------------------------
           (1.28)%       49.16%    (16.45)%     0.84%   (13.52)% 122.19%
-----------------------------------------------------------------------
      $2,300,741    $1,882,171   $585,040   $333,734   $52,463   $6,017
            2.02%**       2.06%      2.15%      2.30%     2.22%    2.50%
           (1.60)%**      (1.71)%    (1.87)%    (1.87)%   (1.41)%  (2.19)%
            2.02%**       2.06%      2.15%      2.30%     2.52%    2.88%
-----------------------------------------------------------------------

                                Class I
---  --------------------------------------------------------------
      (Unaudited)
      Six Months
         Ended                    Year Ended March 31,
     September 30,   ----------------------------------------------
         2004          2004      2003      2002      2001     2000
---  --------------------------------------------------------------
        $  50.30     $  33.38   $ 39.56   $ 38.83   $48.73   $23.71
        --------     --------   -------   -------   ------   ------
           (0.15)*      (0.13)*   (0.30)*   (0.34)*  (0.18)*  (0.39)
           (0.26)       17.05     (5.88)     1.07    (6.10)   28.54
        --------     --------   -------   -------   ------   ------
           (0.41)       16.92     (6.18)     0.73    (6.28)   28.15
-----------------------------------------------------------------------
              --           --        --        --     1.04       --
              --           --        --        --       --       --
              --           --        --        --    (3.62)   (3.13)
              --           --        --        --    (1.04)      --
        --------     --------   -------   -------   ------   ------
              --           --        --        --    (4.66)   (3.13)
-----------------------------------------------------------------------
        $  49.89     $  50.30   $ 33.38   $ 39.56   $38.83   $48.73
-----------------------------------------------------------------------
           (0.81)%      50.69%   (15.62)%    1.88%  (11.87)% 123.87%
-----------------------------------------------------------------------
        $144,537     $123,933   $45,620   $ 7,424   $7,053   $4,011
            1.02%**      1.06%     1.15%     1.30%    1.22%    1.50%
           (0.60)%**    (0.71)%   (0.87)%   (0.87)%  (0.41)%  (1.19)%
            1.02%**      1.06%     1.15%     1.30%    1.86%    1.88%
-----------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS BLUE CHIP FUND

       SELECTED DATA FOR ONE SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                        Class A                         Class B
                                                              ----------------------------    ----------------------------
                                                               (Unaudited)     December 1,     (Unaudited)     December 1,
                                                               Six Months         2003         Six Months         2003
                                                                  Ended          through          Ended          through
                                                              September 30,     March 31,     September 30,     March 31,
                                                                  2004            2004            2004            2004
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 10.27         $ 10.00         $10.25          $10.00
                                                                 -------         -------         ------          ------
Income from investment operations:
 Net investment income (loss)                                      (0.01)          (0.01)         (0.04)          (0.02)
 Net realized and unrealized gain (loss) on investments            (0.23)           0.28          (0.24)           0.27
                                                                 -------         -------         ------          ------
   Total from investment operations                                (0.24)           0.27          (0.28)           0.25
--------------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                                     --              --             --              --
Distributions:
 Dividends from net investment income                                 --              --             --              --
 Dividends from net realized gains                                    --              --             --              --
 Distributions from capital contributions                             --              --             --              --
                                                                 -------         -------         ------          ------
   Total distributions                                                --              --             --              --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 10.03         $ 10.27         $ 9.97          $10.25
--------------------------------------------------------------------------------------------------------------------------
Total return(a)                                                    (2.34)%          2.70%         (2.73)%          2.50%
--------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)                                 $47,765         $28,499         $5,990          $3,894
 Ratio of net expenses to average net assets                        1.75%**         1.75%**        2.50%**         2.50%**
 Ratio of net investment income (loss) to average net assets       (0.34)%**       (0.42)%**      (1.09)%**       (1.17)%**
 Ratio of gross expenses to average net assets prior to
  waiver of expenses by the advisor                                 1.80%**         2.56%**        2.55%**         3.31%**
--------------------------------------------------------------------------------------------------------------------------

                                                              (Unaudited)      December 1,
                                                              Six Months         2003
                                                                Ended           through
                                                              September 30,    March 31,
                                                                 2004            2004
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         21.2%            4.3%
--------------------------------------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 *  Amounts are less than $0.005.
**  Annualized.

              Class C                       Class I
    ---------------------------   ---------------------------
     (Unaudited)    December 1,    (Unaudited)    December 1,
     Six Months        2003        Six Months        2003
        Ended         through         Ended         through
    September 30,    March 31,    September 30,    March 31,
        2004           2004           2004           2004
-------------------------------------------------------------
       $10.25         $10.00         $10.28         $10.00
       ------         ------         ------         ------
        (0.04)         (0.02)         (0.00)*        (0.00)*
        (0.24)          0.27          (0.23)          0.28
       ------         ------         ------         ------
        (0.28)          0.25          (0.23)          0.28
-------------------------------------------------------------
           --             --             --             --
           --             --             --             --
           --             --             --             --
           --             --             --             --
       ------         ------         ------         ------
           --             --             --             --
-------------------------------------------------------------
       $ 9.97         $10.25         $10.05         $10.28
-------------------------------------------------------------
        (2.73)%         2.50%         (2.24)%         2.80%
-------------------------------------------------------------
       $8,012         $4,822         $1,726         $1,427
         2.50%**        2.50%**        1.50%**        1.50%**
        (1.09)%**      (1.17)%**      (0.09)%**      (0.17)%**
         2.55%**        3.31%**        1.55%**        2.31%**
-------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS VALUE FUND

       SELECTED DATA FOR ONE SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                  Class A                                            Class B
                              -----------------------------------------------    ------------------------------------------------
                               (Unaudited)                         January 2,     (Unaudited)                          January 2,
                               Six Months         Year Ended          2002        Six Months         Year Ended           2002
                                  Ended            March 31,        through          Ended            March 31,         through
                              September 30,    -----------------   March 31,     September 30,    -----------------    March 31,
                                  2004          2004       2003       2002           2004          2004      2003         2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                       $ 11.27       $  7.70    $ 9.89     $10.00         $11.08        $ 7.63    $  9.87      $10.00
                                 -------       -------    ------     ------         ------        ------    -------      ------
Income from investment
 operations:
 Net investment income
  (loss)                           (0.00)*       (0.02)    (0.01)        --          (0.02)        (0.02)     (0.03)      (0.01)
 Net realized and unrealized
  gain (loss) on investments       (0.22)         3.59     (2.18)     (0.11)         (0.23)         3.47      (2.21)      (0.12)
                                 -------       -------    ------     ------         ------        ------    -------      ------
   Total from investment
    operations                     (0.22)         3.57     (2.19)     (0.11)         (0.25)         3.45      (2.24)      (0.13)
---------------------------------------------------------------------------------------------------------------------------------
Capital contribution from
 Advisor                              --            --        --         --             --            --         --          --
Distributions:
 Dividends from net
  investment income                   --            --        --         --             --            --         --          --
 Dividends from net realized
  gains                               --            --        --         --             --            --         --          --
 Distributions from capital
  contributions                       --            --        --         --             --            --         --          --
                                 -------       -------    ------     ------         ------        ------    -------      ------
   Total distributions                --            --        --         --             --            --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                          $ 11.05       $ 11.27    $ 7.70     $ 9.89         $10.83        $11.08    $  7.63      $ 9.87
---------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                    (1.95)%       46.36%   (22.14)%    (1.10)%        (2.26)%       45.22%    (22.70)%     (1.30)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
 Net assets, end of period
  (000)                          $65,243       $40,024    $9,333     $1,130         $5,785        $3,865    $   545      $   55
 Ratio of net expenses to
  average net assets                1.68%**       1.75%     1.75%      1.75%**        2.43%**       2.50%      2.50%       2.50%**
 Ratio of net investment
  income (loss) to average
  net assets                       (0.28)%**     (0.40)%   (0.28)%    (0.26)%**      (1.03)%**     (1.15)%    (1.03)%     (1.01)%**
 Ratio of gross expenses to
  average net assets prior
  to waiver of expenses by
  the advisor                       1.68%**       2.02%     6.05%     32.22%**        2.43%**       2.77%      6.80%      32.97%**
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    January 2,
                                               Six Months       Year Ended March      2002
                                                 Ended                 31,          through
                                               September 30,    -----------------   March 31,
                                                  2004           2004       2003      2002
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          16.4%           24.4%     33.6%      0.0%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 *  Amounts are less than $0.005 per share.
**  Annualized.

                         Class C                                              Class I
    --------------------------------------------------   -------------------------------------------------
     (Unaudited)                            January 2,    (Unaudited)                            March 1,
     Six Months                                2002       Six Months                               2002
        Ended       Year Ended March 31,     through         Ended       Year Ended March 31,     through
    September 30,   ---------------------   March 31,    September 30,   ---------------------   March 31,
        2004          2004        2003         2002          2004          2004        2003        2002
----------------------------------------------------------------------------------------------------------
       $11.08        $ 7.63      $ 9.88       $10.00        $11.33        $ 7.72      $ 9.90       $9.83
       ------        ------      ------       ------        ------        ------      ------       -----
        (0.03)        (0.01)      (0.03)       (0.01)         0.00*        (0.01)         --          --
        (0.23)         3.46       (2.22)       (0.11)        (0.21)         3.62       (2.18)       0.07
       ------        ------      ------       ------        ------        ------      ------       -----
        (0.26)         3.45       (2.25)       (0.12)        (0.21)         3.61       (2.18)       0.07
----------------------------------------------------------------------------------------------------------
           --            --          --           --            --            --          --          --
           --            --          --           --            --            --          --          --
           --            --          --           --            --            --          --          --
           --            --          --           --            --            --          --          --
       ------        ------      ------       ------        ------        ------      ------       -----
           --            --          --           --            --            --          --          --
----------------------------------------------------------------------------------------------------------
       $10.82        $11.08      $ 7.63       $ 9.88        $11.12        $11.33      $ 7.72       $9.90
----------------------------------------------------------------------------------------------------------
        (2.35)%       45.22%     (22.77)%      (1.20)%       (1.85)%       46.76%     (22.02)%      0.71%
----------------------------------------------------------------------------------------------------------
       $9,971        $6,894      $  922       $   65        $2,687        $2,461      $1,336       $   1
         2.43%**       2.50%       2.50%        2.50%**       1.43%**       1.50%       1.50%       1.50%**
        (1.03)%**     (1.15)%     (1.03)%      (1.01)%**     (0.03)%**     (0.15)%     (0.03)%     (0.01)%**
         2.43%**       2.77%       6.80%       32.97%**       1.43%**       1.77%       5.80%      31.97%**
----------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS GROWTH & INCOME FUND

       SELECTED DATA FOR ONE SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                        Class A
                          --------------------------------------------------------------------

                           (Unaudited)
                           Six Months                     Year Ended March 31,
                              Ended       ----------------------------------------------------
                          September 30,
                              2004           2004        2003       2002      2001      2000
----------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $    28.71     $    22.30   $  23.95   $  23.26   $ 28.29   $ 18.22
                           ----------     ----------   --------   --------   -------   -------
Income from investment
 operations:
 Net investment income
 (loss)                          0.17           0.34       0.66       0.50      0.61      0.40
 Net realized and
 unrealized gain (loss)
 on investments                 (1.00)          6.48      (1.83)      0.98     (2.29)    10.34
                           ----------     ----------   --------   --------   -------   -------
  Total from investment
   operations                   (0.83)          6.82      (1.17)      1.48     (1.68)    10.74
----------------------------------------------------------------------------------------------
Capital contribution
 from Advisor                      --             --         --         --        --        --
Distributions:
 Dividends from net
 investment income              (0.23)         (0.41)     (0.48)     (0.58)    (0.62)    (0.39)
 Dividends from net
 realized gains                    --             --         --      (0.21)    (2.73)    (0.28)
 Distributions from
 capital contributions             --             --         --         --        --        --
                           ----------     ----------   --------   --------   -------   -------
  Total distributions           (0.23)         (0.41)     (0.48)     (0.79)    (3.35)    (0.67)
----------------------------------------------------------------------------------------------
Net asset value, end of
 period                    $    27.65     $    28.71   $  22.30   $  23.95   $ 23.26   $ 28.29
----------------------------------------------------------------------------------------------
Total Return(a)(b)              (2.90)%        30.74%     (4.86)%     6.52%    (6.83)%   59.78%
----------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
 Net assets, end of
 period (000)              $2,192,177     $2,031,032   $609,838   $242,624   $82,362   $45,440
 Ratio of net expenses
 to average net assets           1.11%**        1.14%      1.25%      1.36%     1.39%     1.65%
 Ratio of net investment
 income (loss) to
 average net assets              1.23%**        1.63%      3.31%      2.19%     2.52%     1.82%
 Ratio of gross expenses
 to average net assets
 prior to waiver of
 expenses by the advisor         1.11%**        1.14%      1.25%      1.36%     1.39%     1.65%
----------------------------------------------------------------------------------------------

                                                   Class B
                          ---------------------------------------------------------
                                                                          Sept. 11,
                           (Unaudited)                                      2000
                           Six Months         Year Ended March 31,         through
                              Ended       -----------------------------   March 31,
                          September 30,                                     2001
                              2004          2004       2003      2002     ---------
------------------------  ---------------------------------------------------------
Net asset value,
 beginning of period        $  31.66      $  24.57   $  26.36   $ 25.57    $28.43
                            --------      --------   --------   -------    ------
Income from investment
 operations:
 Net investment income
 (loss)                         0.06          0.16       0.54      0.36      0.13
 Net realized and
 unrealized gain (loss)
 on investments                (1.10)         7.14      (2.01)     1.08     (2.77)
                            --------      --------   --------   -------    ------
  Total from investment
   operations                  (1.04)         7.30      (1.47)     1.44     (2.64)
---------------------------------------------------------------------------------------------
Capital contribution
 from Advisor                     --            --         --        --      2.91
Distributions:
 Dividends from net
 investment income             (0.11)        (0.21)     (0.32)    (0.44)    (0.12)
 Dividends from net
 realized gains                   --            --         --     (0.21)    (0.10)
 Distributions from
 capital contributions            --            --         --        --     (2.91)
                            --------      --------   --------   -------    ------
  Total distributions          (0.11)        (0.21)     (0.32)    (0.65)    (3.13)
----------------------------------------------------------------------------------------------
Net asset value, end of
 period                     $  30.51      $  31.66   $  24.57   $ 26.36    $25.57
----------------------------------------------------------------------------------------------
Total Return(a)(b)             (3.27)%       29.78%     (5.56)%    5.74%     0.65%
----------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
 Net assets, end of
 period (000)               $576,508      $541,360   $212,764   $68,757    $5,923
 Ratio of net expenses
 to average net assets          1.86%**       1.89%      2.00%     2.11%     2.14%**
 Ratio of net investment
 income (loss) to
 average net assets             0.48%**       0.88%      2.56%     1.44%     1.77%**
 Ratio of gross expenses
 to average net assets
 prior to waiver of
 expenses by the advisor        1.86%**       1.89%      2.00%     2.11%     2.34%**
----------------------------------------------------------------------------------------------

                           Six Months
                              Ended                       Year Ended March 31,
                          September 30,   ----------------------------------------------------
                              2004           2004        2003       2002      2001      2000
----------------------------------------------------------------------------------------------
Portfolio turnover rate      34.3%          50.0%       27.1%      39.7%      81.6%    116.5%
----------------------------------------------------------------------------------------------


------------------------  ---------------------------------------------------------
Portfolio turnover rate
----------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b) In March 2001, the Fund's total return includes the capital contribution by CALAMOS Advisors. Excluding this item, total return would have been (6.83)%, (9.34)%, (7.46)%, and (6.62)% for Class A, Class B, Class C and Class I shares, respectively.
 *  Amounts are less than $0.005 per share.
**  Annualized.

                                    Class C
     ---------------------------------------------------------------------
      (Unaudited)
      Six Months
         Ended                       Year Ended March 31,
     September 30,   -----------------------------------------------------
         2004           2004        2003       2002       2001      2000
--------------------------------------------------------------------------
       $    28.90    $    22.47   $  24.16   $  23.47   $  27.99   $ 18.07
       ----------    ----------   --------   --------   --------   -------
             0.07          0.17       0.51       0.31       0.37      0.33
            (1.02)         6.50      (1.86)      1.01      (2.25)    10.18
       ----------    ----------   --------   --------   --------   -------
            (0.95)         6.67      (1.35)      1.32      (1.88)    10.51
--------------------------------------------------------------------------
               --            --         --         --       0.42        --
            (0.13)        (0.24)     (0.34)     (0.42)     (0.35)    (0.31)
               --            --         --      (0.21)     (2.29)    (0.28)
               --            --         --         --      (0.42)       --
       ----------    ----------   --------   --------   --------   -------
            (0.13)        (0.24)     (0.34)     (0.63)     (3.06)    (0.59)
--------------------------------------------------------------------------
       $    27.82    $    28.90   $  22.47   $  24.16   $  23.47   $ 27.99
--------------------------------------------------------------------------
            (3.30)%       29.77%    (5.570)%     5.75%     (5.98)%   58.91%
--------------------------------------------------------------------------
       $1,399,426    $1,260,818   $386,101   $112,633   $ 24,311   $ 7,302
             1.86%**       1.89%      2.00%      2.11%      2.14%     2.15%
             0.48%**       0.88%      2.56%      1.44%      1.77%     1.32%
             1.86%**       1.89%      2.00%      2.11%      2.35%     2.15%
--------------------------------------------------------------------------

                                Class I
      ------------------------------------------------------------
       (Unaudited)
       Six Months
          Ended                   Year Ended March 31,
      September 30,   --------------------------------------------
          2004         2004      2003      2002     2001     2000
----  ------------------------------------------------------------
         $ 28.21      $ 21.91   $ 23.54   $22.87   $28.44   $18.30
         -------      -------   -------   ------   ------   ------
            0.19         0.44      0.65     0.57     0.73     0.51
           (0.97)        6.33     (1.75)    0.94    (2.32)   10.38
         -------      -------   -------   ------   ------   ------
           (0.78)        6.77     (1.10)    1.51    (1.59)   10.89
-------------------------------------------------------------------------
              --           --        --       --     0.00*      --
           (0.26)       (0.47)    (0.53)   (0.63)   (0.76)   (0.47)
              --           --        --    (0.21)   (3.22)   (0.28)
              --           --        --       --    (0.00)*     --
         -------      -------   -------   ------   ------   ------
           (0.26)       (0.47)    (0.53)   (0.84)   (3.98)   (0.75)
--------------------------------------------------------------------------
         $ 27.17      $ 28.21   $ 21.91   $23.54   $22.87   $28.44
--------------------------------------------------------------------------
           (2.77)%      31.06%    (4.65)%   6.77%   (6.53)%  60.51%
--------------------------------------------------------------------------
         $57,036      $44,192   $15,670   $2,956   $2,719   $3,171
            0.86%**      0.89%     1.00%    1.11%    1.14%    1.15%
            1.48%**      1.88%     3.56%    2.44%    2.77%    2.32%
            0.86%**      0.89%     1.00%    1.11%    1.14%    1.15%
--------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS GLOBAL GROWTH AND INCOME FUND

       SELECTED DATA FOR ONE SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                                       Class A
                                          ------------------------------------------------------------------
                                           (Unaudited)
                                           Six Months
                                              Ended                      Year Ended March 31,
                                          September 30,   --------------------------------------------------
                                              2004         2004      2003      2002         2001      2000
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   8.04      $  6.27   $  6.89   $  7.12      $  9.24   $  6.61
                                            --------      -------   -------   -------      -------   -------
Income from investment operations:
 Net investment income (loss)                   0.19*        0.13*     0.46      0.18         0.15      0.05
 Net realized and unrealized gain
 (loss) on investments                         (0.27)        1.65     (1.06)    (0.15)       (1.12)     2.76
                                            --------      -------   -------   -------      -------   -------
  Total from investment operations             (0.08)        1.78     (0.60)     0.03        (0.97)     2.81
------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                 --           --        --        --         0.01        --
Distributions:
 Dividends from net investment income             --        (0.01)    (0.02)    (0.23)       (0.47)    (0.04)
 Dividends from net realized gains                --           --        --     (0.03)       (0.68)    (0.14)
 Distributions from capital
 contributions                                    --           --        --        --        (0.01)       --
                                            --------      -------   -------   -------      -------   -------
  Total distributions                             --        (0.01)    (0.02)    (0.26)       (1.16)    (0.18)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   7.96      $  8.04   $  6.27   $  6.89      $  7.12   $  9.24
------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                             (1.00)%      28.42%    (8.69)%    0.52%      (11.30)%   42.73%
------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)            $131,349      $93,830   $21,397   $12,611      $11,084   $11,520
 Ratio of net expenses to average net
 assets                                         1.55%**      1.69%     1.75%     1.75%        1.75%     2.00%
 Ratio of net investment income (loss)
 to average net assets                          4.82%**      1.72%     5.26%     1.88%(+)     1.78%     0.58%
 Ratio of gross expenses to average net
 assets prior to waiver of expenses by
 the advisor                                    1.55%**      1.69%     2.43%     2.99%        2.93%     3.22%
------------------------------------------------------------------------------------------------------------

                                                                   Class B
                                          ---------------------------------------------------------
                                           (Unaudited)                                September 11,
                                           Six Months                                     2000
                                              Ended         Year Ended March 31,         through
                                          September 30,   -------------------------     March 31,
                                              2004         2004      2003     2002        2001
----------------------------------------  ---------------------------------------------------------
Net asset value, beginning of period         $  8.43      $  6.63   $ 7.34   $ 7.58      $ 9.11
                                             -------      -------   ------   ------      ------
Income from investment operations:
 Net investment income (loss)                   0.17*        0.08*    0.31     0.20        0.26
 Net realized and unrealized gain
 (loss) on investments                         (0.28)        1.73    (1.00)   (0.21)      (1.31)
                                             -------      -------   ------   ------      ------
  Total from investment operations             (0.11)        1.81    (0.69)   (0.01)      (1.05)
------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor                 --           --       --       --        0.61
Distributions:
 Dividends from net investment income             --        (0.01)   (0.02)   (0.20)      (0.38)
 Dividends from net realized gains                --           --       --    (0.03)      (0.10)
 Distributions from capital
 contributions                                    --           --       --       --       (0.61)
                                             -------      -------   ------   ------      ------
  Total distributions                             --        (0.01)   (0.02)   (0.23)      (1.09)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $  8.32      $  8.43   $ 6.63   $ 7.34      $ 7.58
------------------------------------------------------------------------------------------------------------
Total Return(a)(b)                             (1.30)%      27.30%   (9.38)%  (0.09)%     (4.72)%
------------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period (000)             $20,058      $13,878   $2,522   $  648      $   28
 Ratio of net expenses to average net
 assets                                         2.30%**      2.44%    2.50%    2.50%       2.50%**
 Ratio of net investment income (loss)
 to average net assets                          4.07%**      0.97%    4.51%    1.13%       1.03%**
 Ratio of gross expenses to average net
 assets prior to waiver of expenses by
 the advisor                                    2.30%**      2.44%    3.18%    3.74%       4.67%**
------------------------------------------------------------------------------------------------------------

                                           Six Months
                                              Ended                      Year Ended March 31,
                                          September 30,   --------------------------------------------------
                                              2004         2004      2003      2002         2001      2000
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     21.1%          48.5%     59.5%     75.6%       111.4%     84.6%
------------------------------------------------------------------------------------------------------------


----------------------------------------  ---------------------------------------------------------
Portfolio turnover rate
------------------------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b) In March 2001, the Fund's total return includes the capital contribution by CALAMOS Advisors. Excluding this item, total return would have been (11.30)%, (11.73)%, (11.87)%, and (10.97)% for Class A, Class B, Class C and
    Class I shares, respectively.
 *  Net investment income allocated based on average shares method.
 ** Annualized.
(+) For the year ended March 31, 2002, the ratio of net investment income to average net assets for Class A shares has been restated from 1.7%. For the year ended March 31, 2000, the ratio of gross expenses to average net assets prior to waiver of expenses by the advisor for Class C and Class I shares have been restated from 4.0% and 2.4%, respectively.

                              Class C
    ------------------------------------------------------------
     (Unaudited)
     Six Months
        Ended                   Year Ended March 31,
    September 30,   --------------------------------------------
        2004         2004      2003      2002     2001     2000
----------------------------------------------------------------
       $  7.98      $  6.28   $  6.95   $ 7.19   $ 9.14   $ 6.57
       -------      -------   -------   ------   ------   ------
          0.16*        0.07*     0.39     0.20     0.11     0.02
         (0.26)        1.64     (1.04)   (0.22)   (1.14)    2.73
       -------      -------   -------   ------   ------   ------
         (0.10)        1.71     (0.65)   (0.02)   (1.03)    2.75
----------------------------------------------------------------
            --           --        --       --     0.12       --
            --        (0.01)    (0.02)   (0.19)   (0.36)   (0.04)
            --           --        --    (0.03)   (0.56)   (0.14)
            --           --        --       --    (0.12)      --
       -------      -------   -------   ------   ------   ------
            --        (0.01)    (0.02)   (0.22)   (1.04)   (0.18)
----------------------------------------------------------------
       $  7.88      $  7.98   $  6.28   $ 6.95   $ 7.19   $ 9.14
----------------------------------------------------------------
         (1.25)%      27.23%    (9.33)%  (0.30)% (10.41)%  41.98%
----------------------------------------------------------------
       $86,186      $63,425   $11,426   $4,301   $2,477   $1,409
          2.30%**      2.44%     2.50%    2.50%    2.50%    2.50%
          4.07%**      0.97%     4.51%    1.13%    1.03%    0.08%
          2.30%**      2.44%     3.18%    3.74%    3.94%    3.73%(+)
----------------------------------------------------------------

                              Class I
     ----------------------------------------------------------
      (Unaudited)
      Six Months
         Ended                  Year Ended March 31,
     September 30,   ------------------------------------------
         2004         2004     2003     2002     2001     2000
---  ----------------------------------------------------------
        $ 8.05       $ 6.27   $ 6.86   $ 7.09   $ 9.24   $ 6.63
        ------       ------   ------   ------   ------   ------
          0.20*        0.15*    0.52     0.16     0.19     0.08
         (0.26)        1.64    (1.09)   (0.11)   (1.13)    2.72
        ------       ------   ------   ------   ------   ------
         (0.06)        1.79    (0.57)    0.05    (0.94)    2.80
----------------------------------------------------------------
            --           --       --       --     0.01       --
            --        (0.01)   (0.02)   (0.25)   (0.50)   (0.05)
            --           --       --    (0.03)   (0.71)   (0.14)
            --           --       --       --    (0.01)      --
        ------       ------   ------   ------   ------   ------
            --        (0.01)   (0.02)   (0.28)   (1.22)   (0.19)
----------------------------------------------------------------
        $ 7.99       $ 8.05   $ 6.27   $ 6.86   $ 7.09   $ 9.24
----------------------------------------------------------------
         (0.75)%      28.59%   (8.29)%   0.76%  (10.92)%  42.50%
----------------------------------------------------------------
        $4,310       $4,251   $1,155   $  633   $  621   $  689
          1.30%**      1.44%    1.50%    1.50%    1.50%    1.50%
          5.07%**      1.97%    5.51%    2.13%    2.03%    1.08%
          1.30%**      1.44%    2.18%    2.74%    2.68%    2.72%(+)
----------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS HIGH YIELD FUND

       SELECTED DATA FOR ONE SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                             Class A
                                ------------------------------------------------------------------
                                 (Unaudited)                                              Aug. 1,
                                 Six Months                                                1999
                                    Ended              Year Ended March 31,               through
                                September 30,   -----------------------------------      March 31,
                                    2004         2004      2003      2002     2001         2000
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $ 10.86      $  9.60   $  9.85   $ 9.55   $ 9.53       $10.00
                                   -------      -------   -------   ------   ------       ------
Income from investment
 operations:
 Net investment income (loss)         0.34         0.69      0.48     0.54     0.64         0.33
 Net realized and unrealized
 gain (loss) on investments          (0.07)        1.28     (0.26)    0.29     0.02        (0.48)
                                   -------      -------   -------   ------   ------       ------
  Total from investment
   operations                         0.27         1.97      0.22     0.83     0.66        (0.15)
--------------------------------------------------------------------------------------------------
Capital contribution from
 Advisor                                --           --        --       --     0.00*          --
Distributions:
 Dividends from net investment
 income                              (0.36)       (0.71)    (0.47)   (0.53)   (0.64)       (0.32)
 Dividends from net realized
 gains                                  --           --        --
 Distributions from capital
 contributions                          --           --        --       --    (0.00)*         --
                                   -------      -------   -------   ------   ------       ------
  Total distributions                (0.36)       (0.71)    (0.47)   (0.53)   (0.64)       (0.32)
--------------------------------------------------------------------------------------------------
Net asset value, end of period     $ 10.77      $ 10.86   $  9.60   $ 9.85   $ 9.55       $ 9.53
--------------------------------------------------------------------------------------------------
Total Return(a)(b)                    2.60%       20.87%     2.53%    8.98%    7.12%       (1.48)%
--------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period
 (000)                             $99,982      $97,993   $45,265   $7,023   $2,243       $  728
 Ratio of net expenses to
 average net assets                   1.28%**      1.30%     1.75%    1.75%    1.75%        2.00%**
 Ratio of net investment
 income (loss) to average net
 assets                               6.24%**      7.04%     7.07%    6.32%    7.50%        5.81%**
 Ratio of gross expenses to
 average net assets prior to
 waiver of expenses by the
 advisor                              1.28%**      1.30%     1.96%    5.75%   12.60%(+)    13.15%**
--------------------------------------------------------------------------------------------------

                                                       Class B
                                ------------------------------------------------------
                                 (Unaudited)                                 Dec. 21,
                                 Six Months                                    2000
                                    Ended          Year Ended March 31,       through
                                September 30,   --------------------------   March 31,
                                    2004         2004      2003      2002      2001
------------------------------  ------------------------------------------------------
Net asset value, beginning of
 period                            $ 11.11      $  9.82   $ 10.07   $ 9.77    $ 9.39
                                   -------      -------   -------   ------    ------
Income from investment
 operations:
 Net investment income (loss)         0.30         0.63      0.45     0.47      0.07
 Net realized and unrealized
 gain (loss) on investments          (0.07)        1.29     (0.28)    0.31      0.38
                                   -------      -------   -------   ------    ------
  Total from investment
   operations                         0.23         1.92      0.17     0.78      0.45
------------------------------------------------------------------------------------------------
Capital contribution from
 Advisor                                --           --        --       --      0.23
Distributions:
 Dividends from net investment
 income                              (0.32)       (0.63)    (0.42)   (0.48)    (0.07)
 Dividends from net realized
 gains                                  --           --        --
 Distributions from capital
 contributions                          --           --        --       --     (0.23)
                                   -------      -------   -------   ------    ------
  Total distributions                (0.32)       (0.63)    (0.42)   (0.48)    (0.30)
--------------------------------------------------------------------------------------------------
Net asset value, end of period     $ 11.02      $ 11.11   $  9.82   $10.07    $ 9.77
--------------------------------------------------------------------------------------------------
Total Return(a)(b)                    2.16%       19.89%     1.91%    8.28%     7.52%
--------------------------------------------------------------------------------------------------
Ratios and supplemental data:
 Net assets, end of period
 (000)                             $26,581      $26,657   $14,166   $2,014    $   40
 Ratio of net expenses to
 average net assets                   2.03%**      2.05%     2.50%    2.50%     2.50%**
 Ratio of net investment
 income (loss) to average net
 assets                               5.49%**      6.29%     6.32%    5.57%     6.75%**
 Ratio of gross expenses to
 average net assets prior to
 waiver of expenses by the
 advisor                              2.03%**      2.05%     2.71%    6.50%    13.32%**(+)
--------------------------------------------------------------------------------------------------

                                                                                         August 1,
                                Six Months                                                1999
                                  Ended                Year Ended March 31,              through
                                September 30,   -----------------------------------      March 31,
                                   2004          2004      2003      2002     2001        2000
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           20.2%            44.2%     33.2%    36.7%    19.7%     1.6%**
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
------------------------------------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b) In March 2001, the Fund's total return includes the capital contribution by CALAMOS Advisors. Excluding this item, total return would have been 7.12%, 4.83% and 5.63% for Class A, Class B and Class C shares, respectively.
 *  Amounts are less than $0.01 per share.
**  Annualized
(+) For the year ended March 31, 2001, the ratio of gross expenses to average net assets prior to waiver of expenses by the advisor for Class A, B and C shares have been restated from 12.4%, 13.1% and 13.1%, respectively.

                           Class C
    ------------------------------------------------------
     (Unaudited)                                 Dec. 21,
     Six Months                                    2000
        Ended          Year Ended March 31,       through
    September 30,   --------------------------   March 31,
        2004         2004      2003      2002      2001
----------------------------------------------------------
         11.06
       $            $  9.78   $ 10.04   $ 9.74    $ 9.39
       -------      -------   -------   ------    ------
          0.30         0.62      0.47     0.46      0.18
         (0.07)        1.29     (0.31)    0.33      0.35
       -------      -------   -------   ------    ------
          0.23         1.91      0.16     0.79      0.53
----------------------------------------------------------
            --           --        --       --      0.15
         (0.32)       (0.63)    (0.42)   (0.49)    (0.18)
            --           --        --       --        --
            --           --        --       --     (0.15)
       -------      -------   -------   ------    ------
         (0.32)       (0.63)    (0.42)   (0.49)    (0.33)
----------------------------------------------------------
       $ 10.97      $ 11.06   $  9.78   $10.04    $ 9.74
----------------------------------------------------------
          2.18%       19.88%     1.84%    8.38%     7.43%
----------------------------------------------------------
       $70,850      $67,593   $30,324   $3,636    $   11
          2.03%**      2.05%     2.50%    2.50%     2.50%**
          5.49%**      6.29%     6.32%    5.57%     6.75%**
          2.03%**      2.05%     2.71%    6.50%    13.32%**(+)
----------------------------------------------------------

                          Class I
     -------------------------------------------------
      (Unaudited)                            March 1,
      Six Months                               2002
         Ended       Year Ended March 31,     through
     September 30,   ---------------------   March 31,
         2004          2004        2003        2002
---  -------------------------------------------------
        $10.85        $ 9.60      $ 9.84      $ 9.67
        ------        ------      ------      ------
          0.34          0.77        0.61        0.06
         (0.05)         1.21       (0.37)       0.20
        ------        ------      ------      ------
          0.29          1.98        0.24        0.26
----------------------------------------------------------
            --            --          --          --
         (0.38)        (0.73)      (0.48)      (0.09)
            --            --          --          --
            --            --          --          --
        ------        ------      ------      ------
         (0.38)        (0.73)      (0.48)      (0.09)
----------------------------------------------------------
        $10.76        $10.85      $ 9.60      $ 9.84
----------------------------------------------------------
          2.73%        21.04%       2.83%       2.68%
----------------------------------------------------------
        $2,798        $2,717      $2,272      $    1
          1.03%**       1.05%       1.50%       1.50%**
          6.49%**       7.29%       7.32%       6.57%**
          1.03%**       1.05%       1.71%       5.50%**
----------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS CONVERTIBLE FUND

       SELECTED DATA FOR ONE SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                        Class A
                          --------------------------------------------------------------------
                           (Unaudited)
                           Six Months
                              Ended                       Year Ended March 31,
                          September 30,   ----------------------------------------------------
                              2004          2004       2003       2002       2001       2000
----------------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $  22.18      $  17.15   $  18.85   $  19.14   $  22.74   $  17.14
                            --------      --------   --------   --------   --------   --------
Income from investment
 operations:
 Net investment income
 (loss)                         0.20          0.51       0.60       0.52       0.51       0.43
 Net realized and
 unrealized gain (loss)
 on investments                (1.08)         5.13      (2.04)      0.12      (1.14)      5.98
                            --------      --------   --------   --------   --------   --------
  Total from investment
   operations                  (0.88)         5.64      (1.44)      0.64      (0.63)      6.41
----------------------------------------------------------------------------------------------
Capital contribution
 from Advisor                     --            --         --         --       0.03         --
Distributions:
 Dividends from net
 investment income             (0.21)        (0.61)     (0.26)     (0.62)     (0.56)     (0.44)
 Dividends from net
 realized gains                   --            --         --      (0.31)     (2.41)     (0.37)
 Distributions from
 capital contributions            --            --         --         --      (0.03)        --
                            --------      --------   --------   --------   --------   --------
  Total distributions          (0.21)        (0.61)     (0.26)     (0.93)     (3.00)     (0.81)
----------------------------------------------------------------------------------------------
Net asset value, end of
 period                     $  21.09      $  22.18   $  17.15   $  18.85   $  19.14   $  22.74
----------------------------------------------------------------------------------------------
Total Return(a)(b)             (3.96)%       33.16%     (7.63)%     3.56%     (3.24)%    38.12%
----------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
 Net assets, end of
 period (000)               $553,675      $629,461   $550,035   $313,223   $142,293   $100,589
 Ratio of net expenses
 to average net assets          1.13%**       1.15%      1.20%      1.28%      1.20%      1.41%
 Ratio of net investment
 income (loss) to
 average net assets             1.80%**       2.36%      3.75%      2.68%      2.48%      2.24%
 Ratio of gross expenses
 to average net assets
 prior to waiver of
 expenses by the advisor        1.13%**       1.15%      1.20%      1.28%      1.21%      1.41%
----------------------------------------------------------------------------------------------

                                                     Class B
                          -------------------------------------------------------------
                           (Unaudited)                                    September 30,
                           Six Months                                         2000
                              Ended           Year Ended March 31,           through
                          September 30,   -----------------------------     March 31,
                              2004          2004       2003      2002         2001
------------------------  -------------------------------------------------------------
Net asset value,
 beginning of period        $  24.88      $  19.18   $  21.10   $ 21.35      $ 23.03
                            --------      --------   --------   -------      -------
Income from investment
 operations:
 Net investment income
 (loss)                         0.14          0.37       0.50      0.40         0.15
 Net realized and
 unrealized gain (loss)
 on investments                (1.21)         5.77      (2.26)     0.16        (1.56)
                            --------      --------   --------   -------      -------
  Total from investment
   operations                  (1.07)         6.14      (1.76)     0.56        (1.41)
----------------------------------------------------------------------------------------------
Capital contribution
 from Advisor                     --            --         --        --         2.61
Distributions:
 Dividends from net
 investment income             (0.12)        (0.44)     (0.16)    (0.50)       (0.17)
 Dividends from net
 realized gains                   --            --         --     (0.31)       (0.10)
 Distributions from
 capital contributions            --            --         --        --        (2.61)
                            --------      --------   --------   -------      -------
  Total distributions          (0.12)        (0.44)     (0.16)    (0.81)       (2.88)
----------------------------------------------------------------------------------------------
Net asset value, end of
 period                     $  23.69      $  24.88   $  19.18   $ 21.10      $ 21.35
----------------------------------------------------------------------------------------------
Total Return(a)(b)             (4.31)%       32.16%     (8.32)%    2.74%        5.17%
----------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
 Net assets, end of
 period (000)               $206,240      $229,323   $177,823   $86,451      $13,628
 Ratio of net expenses
 to average net assets          1.88%**       1.90%      1.95%     2.03%        1.95%**
 Ratio of net investment
 income (loss) to
 average net assets             1.05%**       1.61%      3.00%     1.93%        1.73%**
 Ratio of gross expenses
 to average net assets
 prior to waiver of
 expenses by the advisor        1.88%**       1.90%      1.95%     2.03%        2.71%**
----------------------------------------------------------------------------------------------

                           Six Months
                              Ended                       Year Ended March 31,
                          September 30,   ----------------------------------------------------
                              2004          2004       2003       2002       2001       2000
----------------------------------------------------------------------------------------------
Portfolio turnover rate     21.7%          67.0%      35.6%      37.0%      92.6%      90.9%
----------------------------------------------------------------------------------------------


------------------------  -------------------------------------------------------------
Portfolio turnover rate
----------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b) In March 2001, the Fund's total return includes the capital contribution by CALAMOS Advisors. Excluding this item, total return would have been (3.36)%, (6.16)%, (4.01)%, and (3.11)% for Class A, Class B, Class C and Class I shares, respectively.
 *  Amounts are less than $0.005 per share.
**  Annualized.

                                 Class C
    ------------------------------------------------------------------
     (Unaudited)
     Six Months
        Ended                      Year Ended March 31,
    September 30,   --------------------------------------------------
        2004          2004       2003       2002      2001      2000
----------------------------------------------------------------------
      $  22.22      $  17.19   $  18.94   $  19.23   $ 22.62   $ 17.07
      --------      --------   --------   --------   -------   -------
          0.12          0.33       0.47       0.36      0.34      0.35
         (1.08)         5.16      (2.05)      0.15     (1.12)     5.93
      --------      --------   --------   --------   -------   -------
         (0.96)         5.49      (1.58)      0.51     (0.78)     6.28
----------------------------------------------------------------------
            --            --         --         --      0.18        --
         (0.13)        (0.46)     (0.17)     (0.49)    (0.34)    (0.36)
            --            --         --      (0.31)    (2.27)    (0.37)
            --            --         --         --     (0.18)       --
      --------      --------   --------   --------   -------   -------
         (0.13)        (0.46)     (0.17)     (0.80)    (2.79)    (0.73)
----------------------------------------------------------------------
      $  21.13      $  22.22   $  17.19   $  18.94   $ 19.23   $ 22.62
----------------------------------------------------------------------
         (4.32)%       32.11%     (8.32)%     2.80%    (3.23)%   37.37%
----------------------------------------------------------------------
      $457,190      $522,146   $422,336   $225,058   $97,784   $58,679
          1.88%**       1.90%      1.95%      2.03%     1.95%     1.91%
          1.05%**       1.61%      3.00%      1.93%     1.73%     1.74%
          1.88%**       1.90%      1.95%      2.03%     2.06%     1.91%
----------------------------------------------------------------------

                                 Class I
     ---------------------------------------------------------------
      (Unaudited)
      Six Months
         Ended                    Year Ended March 31,
     September 30,   -----------------------------------------------
         2004         2004      2003      2002      2001      2000
---  ---------------------------------------------------------------
        $ 21.29      $ 16.49   $ 18.13   $ 18.44   $ 22.82   $ 17.21
        -------      -------   -------   -------   -------   -------
           0.21         0.51      0.66      0.54      0.59      0.55
          (1.02)        4.95     (2.01)     0.13     (1.12)     5.98
        -------      -------   -------   -------   -------   -------
          (0.81)        5.46     (1.35)     0.67     (0.53)     6.53
----------------------------------------------------------------------
             --           --        --        --     (0.00)*      --
          (0.24)       (0.66)    (0.29)    (0.67)    (0.67)    (0.55)
             --           --        --     (0.31)    (3.18)    (0.37)
             --           --        --        --     (0.00)*      --
        -------      -------   -------   -------   -------   -------
          (0.24)       (0.66)    (0.29)    (0.98)    (3.85)    (0.92)
----------------------------------------------------------------------
        $ 20.24      $ 21.29   $ 16.49   $ 18.13   $ 18.44   $ 22.82
----------------------------------------------------------------------
          (3.81)%      33.45%    (7.44)%    3.83%    (3.09)%   38.76%
----------------------------------------------------------------------
        $45,665      $51,614   $38,852   $36,499   $30,069   $37,827
           0.88%**      0.90%     0.95%     1.03%     0.95%     0.91%
           2.05%**      2.61%     4.00%     2.93%     2.73%     2.74%
           0.88%**      0.90%     0.95%     1.03%     0.95%     0.91%
----------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

CALAMOS MARKET NEUTRAL FUND

       SELECTED DATA FOR ONE SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS
FOLLOWS:

                                                          Class A
                             ------------------------------------------------------------------
                              (Unaudited)
                              Six Months
                                 Ended                      Year Ended March 31,
                             September 30,   --------------------------------------------------
                                 2004          2004       2003       2002      2001      2000
-----------------------------------------------------------------------------------------------
Net asset value, beginning
 of period                     $  14.45      $  14.14   $  13.72   $  13.34   $ 13.00   $ 11.72
                               --------      --------   --------   --------   -------   -------
Income from investment
 operations:
 Net investment income
 (loss)                            0.20          0.51       0.50       0.36      0.51      0.41
 Net realized and
 unrealized gain (loss) on
 investments                      (0.32)         0.87       0.46       0.41      0.58      1.54
                               --------      --------   --------   --------   -------   -------
  Total from investment
   operations                     (0.12)         1.38       0.96       0.77      1.09      1.95
-----------------------------------------------------------------------------------------------
Capital contribution from
 Advisor                             --            --         --         --      0.01        --
Distributions:
 Dividends from net
 investment income                (0.45)        (0.76)     (0.54)     (0.37)    (0.51)    (0.41)
 Dividends from net
 realized gains                      --         (0.31)     (0.00)*    (0.02)    (0.24)    (0.26)
 Distributions from capital
 contributions                       --            --         --         --     (0.01)       --
                               --------      --------   --------   --------   -------   -------
  Total distributions             (0.45)        (1.07)     (0.54)     (0.39)    (0.76)    (0.67)
-----------------------------------------------------------------------------------------------
Net asset value, end of
 period                        $  13.88      $  14.45   $  14.14   $  13.72   $ 13.34   $ 13.00
-----------------------------------------------------------------------------------------------
Total Return(a)(b)                (0.80)%       10.11%      7.11%      5.81%     8.62%    17.08%
-----------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
 Net assets, end of period
 (000)                         $354,283      $402,820   $463,466   $306,524   $73,817   $14,224
 Ratio of net expenses to
 average net assets(c)             1.33%**       1.51%      1.53%      1.39%     1.47%     2.00%
 Ratio of net investment
 income (loss) to average
 net assets                        3.24%**       3.64%      3.67%      3.08%     4.98%     3.80%
 Ratio of gross expenses to
 average net assets prior
 to waiver of expenses by
 the advisor(c)                    1.33%**       1.51%      1.53%      1.39%     1.47%     3.50%
-----------------------------------------------------------------------------------------------

                                                       Class B
                             -----------------------------------------------------------
                              (Unaudited)                                  September 30,
                              Six Months                                       2000
                                 Ended          Year Ended March 31,          through
                             September 30,   ---------------------------     Mar. 31,
                                 2004         2004      2003      2002         2001
---------------------------  -----------------------------------------------------------
Net asset value, beginning
 of period                      $ 14.95      $ 14.60   $ 14.16   $ 13.78      $13.63
                                -------      -------   -------   -------      ------
Income from investment
 operations:
 Net investment income
 (loss)                            0.16         0.42      0.42      0.28        0.14
 Net realized and
 unrealized gain (loss) on
 investments                      (0.34)        0.89      0.46      0.41        0.16
                                -------      -------   -------   -------      ------
  Total from investment
   operations                     (0.18)        1.31      0.88      0.69        0.30
-----------------------------------------------------------------------------------------------
Capital contribution from
 Advisor                             --           --        --        --        0.51
Distributions:
 Dividends from net
 investment income                (0.39)       (0.65)    (0.44)    (0.29)      (0.14)
 Dividends from net
 realized gains                      --        (0.31)    (0.00)*   (0.02)      (0.01)
 Distributions from capital
 contributions                       --           --        --        --       (0.51)
                                -------      -------   -------   -------      ------
  Total distributions             (0.39)       (0.96)    (0.44)    (0.31)      (0.66)
-----------------------------------------------------------------------------------------------
Net asset value, end of
 period                         $ 14.38      $ 14.95   $ 14.60   $ 14.16      $13.78
-----------------------------------------------------------------------------------------------
Total Return(a)(b)                (1.16)%       9.22%     6.28%     5.07%       6.21%
-----------------------------------------------------------------------------------------------
Ratios and supplemental
 data:
 Net assets, end of period
 (000)                          $45,233      $50,429   $55,186   $45,804      $2,108
 Ratio of net expenses to
 average net assets(c)             2.08%**      2.26%     2.28%     2.14%       2.22%**
 Ratio of net investment
 income (loss) to average
 net assets                        2.49%**      2.89%     2.92%     2.33%       4.23%**
 Ratio of gross expenses to
 average net assets prior
 to waiver of expenses by
 the advisor(c)                    2.08%**      2.26%     2.28%     2.14%       2.22%**
-----------------------------------------------------------------------------------------------

                              Six Months
                                 Ended                      Year Ended March 31,
                             September 30,   --------------------------------------------------
                                 2004          2004       2003       2002      2001      2000
-----------------------------------------------------------------------------------------------
Portfolio turnover rate        36.6%          123.0%     116.9%     160.7%    264.9%    266.0%
-----------------------------------------------------------------------------------------------


---------------------------  -----------------------------------------------------------
Portfolio turnover rate
-----------------------------------------------------------------------------------------------

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b) In March 2001, the Fund's total return includes the capital contribution by CALAMOS Advisors. Excluding this item, total return would have been 8.57%, 2.23%, 7.82% and 9.13%, for Class A, Class B, Class C and Class I shares, respectively.
(c) Includes 0.2%, 0.3%, 0.1%, 0.1%, and 0.1%, for the years 2004, 2003, 2002,
    2001, and 2000, respectively, related to dividend expense on short positions.
 *  Amounts are less than $0.005 per share.
**  Annualized.

                                Class C
------------------------------------------------------------------------
     (Unaudited)                                               Feb. 16,
     Six Months                                                  2000
        Ended                 Year Ended March 31,              through
    September 30,   ----------------------------------------   March 31,
        2004          2004       2003       2002      2001       2000
------------------------------------------------------------------------
      $  14.61      $  14.29   $  13.87   $  13.50   $ 13.01    $12.82
      --------      --------   --------   --------   -------    ------
          0.15          0.41       0.41       0.28      0.46      0.04
         (0.33)         0.87       0.46       0.40      0.54      0.22
      --------      --------   --------   --------   -------    ------
         (0.18)         1.28       0.87       0.68      1.00      0.26
------------------------------------------------------------------------
            --            --         --         --      0.18        --
         (0.39)        (0.65)     (0.45)     (0.29)    (0.37)    (0.07)
            --         (0.31)     (0.00)*    (0.02)    (0.14)       --
            --            --         --         --     (0.18)       --
      --------      --------   --------   --------   -------    ------
         (0.39)        (0.96)     (0.45)     (0.31)    (0.69)    (0.07)
------------------------------------------------------------------------
      $  14.04      $  14.61   $  14.29   $  13.87   $ 13.50    $13.01
------------------------------------------------------------------------
         (1.18)%        9.24%      6.29%      5.07%     9.32%     2.03%
------------------------------------------------------------------------
      $163,893      $185,568   $204,105   $160,940   $13,438    $  207
          2.08%**       2.26%      2.28%      2.14%     2.22%     2.50%**
          2.49%**       2.89%      2.92%      2.33%     4.23%     3.30%**
          2.08%**       2.26%      2.28%      2.14%     2.24%     4.00%**
------------------------------------------------------------------------

                             Class I
---  -------------------------------------------------------
      (Unaudited)                                   May 10,
      Six Months                                     2000
         Ended          Year Ended March 31,        through
     September 30,   ---------------------------   March 31,
         2004         2004      2003      2002       2001
---  -------------------------------------------------------
        $ 14.34      $ 14.05   $ 13.63   $ 13.25    $ 12.97
        -------      -------   -------   -------    -------
           0.25         0.56      0.54      0.45       0.58
          (0.35)        0.84      0.46      0.35       0.58
        -------      -------   -------   -------    -------
          (0.10)        1.40      1.00      0.80       1.16
----------------------------------------------------------------------
             --           --        --        --         --
          (0.47)       (0.80)    (0.58)    (0.40)     (0.59)
             --        (0.31)    (0.00)*   (0.02)     (0.29)
             --           --        --        --         --
        -------      -------   -------   -------    -------
          (0.47)       (1.11)    (0.58)    (0.42)     (0.88)
------------------------------------------------------------------------
        $ 13.77      $ 14.34   $ 14.05   $ 13.63    $ 13.25
------------------------------------------------------------------------
          (0.68)%      10.32%     7.40%     6.09%      9.13%
------------------------------------------------------------------------
        $40,087      $40,969   $39,257   $31,177    $20,665
           1.08%**      1.26%     1.28%     1.14%      1.22%**
           3.49%**      3.89%     3.92%     3.33%      5.23%**
           1.08%**      1.26%     1.28%     1.14%      1.22%**
------------------------------------------------------------------------

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.823.7386

    TO OPEN AN ACCOUNT OR OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEBSITE
    www.calamos.com

    INVESTMENT ADVISOR
    CALAMOS ADVISORS LLC
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    TRANSFER AGENT
    US Bancorp Fund Services, LLC
    615 E. Michigan St. 3rd floor
    Milwaukee, WI 53202

    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    Ernst & Young LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd

    Chicago, IL

A description of the CALAMOS Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the CALAMOS website at www.calamos.com, or by writing CALAMOS at: CALAMOS Investments, Attn:
Client Services, 1111 E. Warrenville Road, Naperville, IL 60563. The Funds proxy voting record for the twelve month period ended June 30, 2004, is also available upon request by calling or writing CALAMOS Investments and by visiting the SEC website.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Forms N-Q are available free of charge, upon request, by calling or writing CALAMOS Investments or by visiting the SEC website. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

CALAMOS INVESTMENT TRUST

This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied by a currently effective prospectus of the Funds, and, after September 30, 2004, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of CALAMOS ADVISORS LLC only through September 30, 2004. The manager's views are subject to
change at any time based on market and other conditions.               1631 2005

[RECYCLED LOGO]

ITEM 2.  CODE OF ETHICS.

         Not Applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not Applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.



(a)(i)  Certification of Principal Executive Officer.

(a)(ii)  Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  November 30, 2004


By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  November 30, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  November 30, 2004

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  November 30, 2004